As filed with the Securities and Exchange Commission on April 30, 2009

Registration No. 333-83957

811-09503

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 26

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28

Separate Account VA C

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number:

(319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐ on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA C

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2009

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

The Company will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Extra Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2009. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

For each premium payment you make, Transamerica will add an additional amount to your policy value, referred to as a premium enhancement.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Balanced Portfolio – Service Class 2

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund-Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

TABLE OF CONTENTS continued

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 9% of premium payments surrendered within nine years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.65% if you choose the Return of Premium Death Benefit

•	1.85% if you choose the Annual Step-Up Death Benefit

•	2.30% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $100,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10% if you choose the Transamerica BlackRock Global Allocation VP - Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income Choice Rider, then there is an annual rider fee during the accumulation phase of 0.60% for single life and 0.90% for joint life of the withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the withdrawal base on each rider anniversary. For each additional option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.10% of the withdrawal base charged quarterly if you elect the Open Allocation option, and 0.40% to 1.25% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Double Enhanced Death Benefit

•	Annual Step-Up Death Benefit

If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Double Enhanced Death Benefit—Designated Investment Choices.”)

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice Rider.” If you elect the Retirement Income Choice Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice—Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice with Double Withdrawal Base Benefit Rider.” If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice with Double Withdrawal Base Benefit Rider—Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice 1.2 Rider.” If you elect the Retirement Income Choice I.2 Rider, you must allocate 100% of yu policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income Choice 1.2—Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix—Policy Variations for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2008, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	9%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.50%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.65%

Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.65%
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.50%

Optional Rider Fees:
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge - a % of Total Withdrawal Base)	0.90%
Retirement Income Choice Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	1.35%
Base Benefit (Current)	0.60%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%

Maximum Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.75%

Current Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.00%

Retirement Income Choice Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Current Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

Retirement Income Choice with Double Withdrawal Base Benefit Rider—Single Life Option (annual charge—a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%

Current Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.30%

Retirement Income Choice with Double Withdrawal Base Benefit Rider—Joint Life Option (annual charge—a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Current Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

Retirement Income Choice 1.2 Rider (annual charge a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	1.85%
Base Benefit Open Allocation Option (Current)	1.10%
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%
Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%

Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income Choice 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income Choice 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%

Current Total Retirement Income Choice 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.67%
Highest Gross	1.64%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2008, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income Choice 1.2 Rider—Joint Life with additional Death Benefit and Income Enhancement options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$1424
3 Years	$2486
5 Years	$3566
10 Years	$6306

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$614
3 Years	$1856
5 Years	$3116
10 Years	$6306

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $100,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees. Note: the Double Enhanced Death Benefit cannot be elected with the Retirement Income Choice, the Retirement Income Choice with Double Withdrawal Base Benefit, or the Retirement Income Choice 1.2

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AllianceBernstein Balanced Wealth Strategy Portfolio (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund (0.15%) and the Transamerica BlackRock Global Allocation VP (0.10%). See section “5. Expenses”.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Double Enhanced Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income Choice Rider and Retirement Income Choice with Double Withdrawal Base Benefit Rider, and Retirement Income Choice 1.2 Rider -base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. Note: If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit.

Retirement Income Choice Rider and Retirement Income Choice with Double Withdrawal Base Benefit Rider, and Retirement Income Choice 1.2 Rider -Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice Rider or the Retirement Income Choice with Double Withdrawal Base Benefit rider, or the Retirement Income Choice 1.2 Rider with one or more of the following options -Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits and Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees with Highest Combination of Benefits, and Maximum Total Retirement Income Choice 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Extra Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant for issue ages 0-80. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

Premium Enhancement

An amount equal to the applicable percentage (as set forth below) of the initial premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The premium enhancement percentage is determined by the annuitant’s age at the time of each premium payment. The percentage will decrease as the annuitant’s attained age increases. The following schedule shows the current premium enhancement percentages:

Annuitant’s Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%

These percentages are not guaranteed: As noted above, these percentages may change to as little as 0.25%.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

There is no specific charge for the premium enhancement. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement may vary for certain policies and may not be available for all policies.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Balanced Portfolio – Service Class 2

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund - Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund - Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP—Service Class portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Transamerica Money Market VP - Service Class subaccount may become extremely low and possibly negative.

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

Marsico Growth - This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.

Transamerica Capital Guardian U.S. Equity VP merged into Transamerica Van Kampen Large Cap Core VP.

Janus Aspen—Enterprise Portfolio, formerly known as Janus Aspen—Mid Cap Growth Portfolio.

Janus Aspen—Worldwide Portfolio, formerly known as Janus Aspen—Worldwide Growth Portfolio.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Growth Opportunities Portfolio – Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP - Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge or each transfer in excess of 12 in any policy year will apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e.,

before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments (ii) or any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	9%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
8 - 9	1%
more than 9	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)

0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix -Excess Interest Adjustment Example” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.70%.

•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 2.15%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus.

We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10% if you choose the Transamerica BlackRock Global Allocation VP - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income Choice Rider and Additional Options Fees

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 0.60% (for single life) or 0.90% (for joint life) of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Retirement Income Choice Rider, then you will be charged a fee, for each option you elect, that is a percentage of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit. The additional fees are as follows:

	Single Life Option	Joint Life Option
Options
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice with Double Withdrawal Base Benefit rider and Additional Options Fees

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit rider, then for the base benefit (for single life or joint life), then there currently is an annual rider fee of 0.90% of the withdrawal base charged on each rider anniversary prior to annuitization. If you elect options with the Retirement Income Choice with Double Withdrawal Base Benefit rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider anniversary prior to annuitization and is in addition to the rider fee for the base benefit. The additional fees are as follows:

	Single Life Option	Joint Life Option
Options
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice 1.2 Rider and Additional Options Fees

If you elect the Retirement Income Choice 1.2 rider, then the fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, the fee for the base benefit (for either single or joint life) is 1.10% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.25% , 0.90% , and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the benefit base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

	Single Life Option	Joint Life Option
Options
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.35%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
JANUS ASPEN SERIES	0.25%
MFS® VARIABLE INSURANCE TRUSTSM	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we received $43,870,311.50 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2008, TCI received revenue sharing payments ranging from $4,000 to $35,295 (for a total of $418,058) from the following Fund managers and/or sub-advisers to participate in TCI’s events: AIM Advisors, Inc., Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Dreyfus, Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, Franklin Templeton Services, LLC, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Lehman Brothers, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam , Schroders, T. Rowe Price Associates, Inc., Transamerica Investment Management, LLC, Morgan Stanley Investment Management, Inc., Van Kampen Asset Management, Vanguard, ClearBridge Advisors, LLC. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess

Interest Adjustment” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e. partial withdrawals and surrenders) $50,000 and over;

•	Any non-electronic disbursement requests made on or within 15 days of a change to the address of record for a contract owner’s account; and

•

Any disbursement request when Transamerica Life Insurance Company has been directed to send proceeds to a different address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement request made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.

An investor can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels).

If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office

•

the cash value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment)

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.65% annually.

Designated Investment Choices. If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2

Transamerica Efficient Markets VP – Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Fixed Account

Please note:

•	All policy value must be allocated to one or more designated investment choices.

•	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

The Double Enhanced Death Benefit is not available if a guaranteed lifetime withdrawal benefit is chosen.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

If you elect the Double Enhanced Death Benefit, then you cannot also elect the Retirement Income Choice Rider, the Retirement Income Choice with Double Withdrawal base Benefit Rider, or the Retirement Income Choice 1.2 Rider.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix—Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions in good order at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Additional Death Distribution+—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider. Important aspects of each of these riders are summarized in the Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life”

guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities—Service Class subaccount (which invests in the Transamerica U.S. Government Securities—Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice Rider

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could receive up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year of that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0-58	0.0%
59-69	5.0%
70-79	6.0%
≥ 80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP –Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2

Transamerica PIMCO Total Return VP – Service Class

Transamerica Efficient Markets VP - Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Options

You may elect the following options with the Retirement Income Choice rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option.

1. Additional Death Payment Option. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Option. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with the Retirement Income Choice rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% (single life) or 0.90% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice Rider Issue Requirements

The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice With Double Withdrawal Base Benefit Rider

You may elect to purchase the optional Retirement Income Choice with Double Withdrawal Base Benefit Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity to increase the withdrawal base if no withdrawals have been made before the 10th rider anniversary or before the anniversary following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) attaining age 67, whichever is later. This rider is available during the accumulation phase, and requires that you invest only in certain investment choices. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice with Double Withdrawal Base Benefit Rider for a qualified policy.

Retirement Income Choice with Double Withdrawal Base Benefit Rider – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 61, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 61 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices”). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice with Double Withdrawal Base Benefit rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year on that rider anniversary date) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency of payments cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-69	5.0%	4.5%
70-79	6.0%	5.5%
≥ 80	7.0%	6.5%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Double Withdrawal Base Benefit. If no withdrawals have been made 1) before the 10th rider anniversary, or 2) before the rider anniversary following the annuitant (or annuitant’s spouse if younger and the Joint Life is elected) attaining age 67, whichever is later, then the withdrawal base on that rider anniversary will be the greater of 1) the withdrawal base as calculated above or 2) the result of the withdrawal base on the rider date plus any premiums received within 90 days of the rider date, multiplied by 2. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders - Example 5 (no excess withdrawals) and Example 6 (excess withdrawals).”

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2

Transamerica PIMCO Total Return VP – Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage, and growth rate (which may be higher or lower than your current rider fee percentage and growth rate); and any options you elect to change or add to the rider base benefit. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice with Double Withdrawal Base Benefit – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees. A rider fee, 0.90% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in that investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice with Double Withdrawal Base Benefit Rider Issue Requirements

The Company will not issue the Retirement Income Choice with Double Withdrawal Base Benefit rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice with Double Withdrawal Base Benefit rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice with Double Withdrawal Base Benefit rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice with Double Withdrawal Base Benefit rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice 1.2 Rider

You may elect to purchase the optional Retirement Income Choice 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the designated allocation option or open allocation option both of which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice 1.2 rider for a qualified policy.

Retirement Income Choice 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $5,105 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $4,811.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income Choice 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See: “Allocation Options and Restrictions”).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-69	4.0%	3.5%
70-79	5.0%	4.5%
≥ 80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base,

withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Excess Interest Adjustment Example” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Fidelity – VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Designated Allocation Group B

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP - Service Class

Transamerica BlackRock Tactical Allocation VP - Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation method.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount (the “OA subaccount”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccount. You should read the underlying fund prospectus for the variable OA subaccount carefully before you elect the Open Allocation option.

Transfers to the OA subaccount according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccount, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccount.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccount
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccount

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make may also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccount. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccount first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although, the mathematical model may make transfers to the OA subaccount when the policy value drops by less than 3%. The mathematical model will not transfer more than 20% of the policy value to the OA subaccount. If the policy value continues to fall, no more transfers to the OA subaccount will occur. However, up to 30% of the policy value could be in the OA subaccount due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccount to exceed 30%, then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccount will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccount, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccount. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccount.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change or eliminate a designated allocation group at any time. If this occurs, then a policy owner will be required to reallocate values in the effected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice, Retirement Income Choice with Double Withdrawal Base Benefit, and Retirement Income Choice 1.2 Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice 1.2 Fees

Retirement Income Choice 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the benefit base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment class’s rider fee percentage multiplied by the applicable designated investment class’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the benefit base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group class that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the benefit base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the benefit base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income Choice 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income Choice 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We ma, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance

Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the [Iowa Department of Commerce, Insurance Division] as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC;s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA C, under the laws of the State of Iowa on February 20, 1997. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2008, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $12,500 to $500,000, and payments of between 0.10% and 0.25% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2008, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Bank of America

Bank West

Citizens Bank

CUNA

CUSO

Compass Bank

Eagle One

Financial Network

Fintegra

FNIC

Girard

Guaranty

Hantz Financial

H Beck

Huntington Bank

Investment Centers of America

LPL Financial, includes UVEST, Associates

Securities, Waterstone Financial and Mutual Service Corp.

M & T Bank

Merrill Lynch

Money Concepts

Morgan Keegan

National Planning Network

Planner Network

PNC Investments

Raymond James Financial Services

Raymond James and Associates

Sigma

Citigroup/Smith Barney

Suntrust Bank /TCF Bank

UBS Financial

US Bancorp

Union Bank

Wachovia, including both Wire and Bank Side as well as AG Edwards

Wells Fargo

During 2008, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2008
Merrill Lynch	$2,074,412
Wachovia Wire/Wachovia Bank	$1,362,846
Citigroup/Smith Barney	$1,101,888
LPL Financial	$890,763
UBS Financial	$555,980
Raymond James Financial Services	$418,385
M & T Bank	$162,936
Suntrust Bank	$151,592
Raymond James and Associates	$146,405
US Bancorp	$141,390

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2008. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

CONDENSED FINANCIAL INFORMATION — (Continued)

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.791431	563,870.227
Transamerica Asset Allocation – Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.762186	947,916.482
Transamerica Asset Allocation – Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.713754	1,546,176.982
Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.682446	421,387.192
Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.914994	72,995.997
Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035705	0.000
Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.730662	16,101.843
Transamerica Money Market VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.997589	1,357,986.981
Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.027019	395,944.485
Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711667	0.000
Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813516	0.000
Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717974	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011883	0.000
Fidelity - VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662108	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989224	0.000

2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica American Century Large Company Value VP – Initial Class Subaccount Inception Date May 1, 2001	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.342504 1.384950 1.180280 1.155902 1.035071 0.819754 1.000000	$ $ $ $ $ $ $	0.831995 1.342504 1.384950 1.180280 1.155902 1.035071 0.819754	3,305,798.080 3,857,582.737 4,834,127.473 5,451,245.599 6,839,429.000 6,544,784.004 3,297,599.261

CONDENSED FINANCIAL INFORMATION — (Continued)

2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.336403 1.281467 1.194232 1.158033 1.076670 0.893465 1.000000	$ $ $ $ $ $ $	1.032618 1.336403 1.281467 1.194232 1.158033 1.076670 0.893465	41,246,895.844 39,965,933.587 42,875,986.019 44,259,081.970 49,373,161.000 51,005,062.684 15,001,049.822
Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.517437 1.436552 1.267279 1.151594 1.028744 0.802225 1.000000	$ $ $ $ $ $ $	0.897961 1.517437 1.436552 1.267279 1.151594 1.028744 0.802225	43,118,645.631 52,563,524.166 55,069,051.672 55,127,551.475 54,862,442 52,829,401.384 25,821,891.723
Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.409229 1.331621 1.218329 1.156532 1.059046 0.865078 1.000000	$ $ $ $ $ $ $	1.022795 1.409229 1.331621 1.218329 1.156532 1.059046 0.865078	87,222,425.488 103,282,514.576 125,234,199.666 136,508,780.685 140,924,320.000 137,258,725.513 55,257,149.201
Transamerica Asset Allocation - Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.475825 1.396424 1.251178 1.161058 1.043050 0.836600 1.000000	$ $ $ $ $ $ $	0.972754 1.475825 1.396424 1.251178 1.161058 1.043050 0.836600	95,864,207.689 111,858,272.445 130,250,454.833 135,686,078.891 126,821,477.000 114,000,099.431 48,141,122.322
Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.092699 1.027415 1.000000	$ $ $	0.682168 1.092699 1.027415	746,982.136 968,842.082 92,434.581
Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.590307 1.550381 1.352450 1.189762 1.025528 0.805984 1.000000	$ $ $ $ $ $ $	1.030669 1.590307 1.550381 1.352450 1.189762 1.025528 0.805984	7,698,354.135 8,441,132.751 11,138,766.674 10,599,204.048 5,395,338.000 4,901,467.669 3,094,674.034
Transamerica Capital Guardian Global VP – Initial Class(1) Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.489262 1.429096 1.275027 1.180323 1.085860 0.804880 1.000000	$ $ $ $ $ $ $	0.862734 1.489262 1.429096 1.275027 1.180323 1.085860 0.804880	7,679,872.288 8,856,486.290 9,994,171.239 12,110,030.690 12,583,813.000 9,743,041.890 3,913,415.198
Transamerica Capital Guardian U.S. Equity VP – Initial Class(2) Subaccount Inception Date October 9, 2000	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.250421 1.277537 1.183419 1.135409 1.055107 0.788414 1.000000	$ $ $ $ $ $ $	0.730997 1.250421 1.277537 1.183419 1.135409 1.055107 0.788414	8,923,621.956 10,972,272.814 14,404,683.669 15,660,894.910 17,501,063.000 16,498,226.709 6,874,328.634

CONDENSED FINANCIAL INFORMATION — (Continued)

2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Capital Guardian Value VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.298595 1.413550 1.237570 1.171901 1.024293 0.776307 1.000000	$ $ $ $ $ $ $	0.769951 1.298595 1.413550 1.237570 1.171901 1.024293 0.776307	13,023,035.830 17,657,165.595 22,893,386.057 25,629,298.687 26,941,956.000 26,902,734.059 15,433,028.109
Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	2.279268 2.492229 1.786636 1.605890 1.232930 0.926467 1.000000	$ $ $ $ $ $ $	1.287443 2.279268 2.492229 1.786636 1.605890 1.232930 0.926467	4,036,803.954 6,022,209.437 9,534,617.264 8,853,687.302 9,919,133.000 9,506,629.355 4,309,584.948
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.292065 1.260831 1.115230 1.099439 1.010172 0.799075 1.000000	$ $ $ $ $ $ $	0.793528 1.292065 1.260831 1.115230 1.099439 1.010172 0.799075	4,264,010.830 6,599,306.065 7,005,368.142 8,309,308.157 12,381,356.000 13,492,013.110 8,842,715.398
Transamerica Jennison Growth VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.234997 1.129751 1.130104 1.012972 0.946858 0.749982 1.000000	$ $ $ $ $ $ $	0.762631 1.234997 1.129751 1.130104 1.012972 0.946858 0.749982	1,239,369.511 1,431,599.323 2,281,834.114 2,111,495.380 2,054,469.000 2,086,119.486 1,442,335.054
Transamerica Legg Mason Partners All Cap VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.274487 1.286783 1.107017 1.084859 1.013938 0.765208 1.000000	$ $ $ $ $ $ $	0.795043 1.274487 1.286783 1.107017 1.084859 1.013938 0.765208	6,944,241.408 9,035,192.362 11,190,439.472 12,494,852.259 15,336,048.000 15,362,345.634 8,736,030.070
Transamerica MFS High Yield VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.326743 1.328792 1.221573 1.223742 1.137199 0.985166 1.000000	$ $ $ $ $ $ $	0.972883 1.326743 1.328792 1.221573 1.223742 1.137199 0.985166	6,298,927.717 7,158,597.787 9,089,206.683 11,521,075.289 15,032,808.000 19,732,201.775 5,318,864.948
Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2001	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.550329 1.448883 1.200780 1.085122 0.968035 0.788069 1.000000	$ $ $ $ $ $ $	0.983450 1.550329 1.448883 1.200780 1.085122 0.968035 0.788069	7,122,405.163 9,045,458.217 11,197,438.452 9,385,525.958 8,975,420.000 10,118,465.659 3,443,863.649

CONDENSED FINANCIAL INFORMATION — (Continued)

2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Marsico Growth VP – Initial Class(3) Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	1.697583 1.438254 1.392288 1.307800 1.188448 1.000000	$ $ $ $ $ $	0.982742 1.697583 1.438254 1.392288 1.307800 1.188448	2,125,984.460 1,882,790.047 1,746,813.978 2,753,196.092 1,712,709.000 1,446,147.107
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.208880 1.131892 1.107823 1.104194 1.077880 1.048045 1.000000	$ $ $ $ $ $ $	1.152014 1.208880 1.131892 1.107823 1.104194 1.077880 1.048045	28,240,862.207 28,404,833.976 30,471,499.939 35,862,277.083 36,459,144.000 41,722,526.816 27,954,732.8555
Transamerica T. Rowe Price Equity Income VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.399127 1.381432 1.184398 1.160343 1.030895 0.837245 1.000000	$ $ $ $ $ $ $	0.878195 1.399127 1.381432 1.184398 1.160343 1.030895 0.837245	14,094,634.417 18,206,512.807 21,727,449.279 26,548,641.075 29,097,683.000 27,415,880.626 11,849,010.781
Transamerica T. Rowe Price Growth Stock VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.400582 1.299895 1.169337 1.123435 1.043144 0.813692 1.000000	$ $ $ $ $ $ $	0.791146 1.400582 1.299895 1.169337 1.123435 1.043144 0.813692	8,170,505.107 8,386,481.829 10,553,734.840 13,504,920.617 15,341,742.000 14,944,644.951 6,909,994.461
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.305309 1.214819 1.196154 1.102984 1.019424 0.740575 1.000000	$ $ $ $ $ $ $	0.815720 1.305309 1.214819 1.196154 1.102984 1.019424 0.740575	7,277,110.048 9,530,940.972 12,959,866.269 16,257,718.879 19,302,937.000 19,295,647.860 8,803,128.697
Transamerica Templeton Global VP – Initial Class(1) Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.519460 1.344953 1.154789 1.095964 1.021323 0.822022 1.000000	$ $ $ $ $ $ $	0.838998 1.519460 1.344953 1.154789 1.095964 1.021323 0.822022	1,188,485.734 1,632,782.997 1,590,170.560 2,247,960.330 1,784,880.000 1,237,356.358 589,500.165
Transamerica Balanced VP – Initial Class 2006 Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.437253 1.290568 1.206239 1.139559 1.045751 0.936513 1.000000	$ $ $ $ $ $ $	0.952440 1.437253 1.290568 1.206239 1.139559 1.045751 0.936513	2,962,706.417 4,096,465.552 4,481,779.733 4,941,515.690 6,040,258.000 6,661,944.121 2,611,109.654

CONDENSED FINANCIAL INFORMATION — (Continued)

2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Convertible Securities VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.593422 1.370131 1.260127 1.237223 1.115076 0.919740 1.000000	$ $ $ $ $ $ $	0.986078 1.593422 1.370131 1.260127 1.237223 1.115076 0.919740	4,253,577.563 4,666,308.254 5,357,761.160 4,663,873.088 5,228,366.000 4,814,292.506 1,822,284.220
Transamerica Equity VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.701346 1.492497 1.400247 1.225508 1.079452 0.839042 1.000000	$ $ $ $ $ $ $	0.900527 1.701346 1.492497 1.400247 1.225508 1.079452 0.839042	11,770,743.227 14,085,846.944 18,474,637.009 18,087,856.128 18,497,317.000 12,997,209.887 6,398,657.964
Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date May 1, 2001	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.644548 1.362963 1.322671 1.160673 1.015141 0.789126 1.000000	$ $ $ $ $ $ $	0.952676 1.644548 1.362963 1.322671 1.160673 1.015141 0.789126	4,059,719.774 6,306,716.557 5,504,241.047 6,870,549.849 8,615,069.000 5,942,258.246 3,285,366.569
Transamerica Money Market – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	1.037522 1.007713 0.981383 0.972910 0.982532 0.994811	$ $ $ $ $ $	1.041456 1.037522 1.007713 0.981383 0.972910 0.982532	46,545,524.010 22,779,551.235 22,037,069.535 20,287,826.482 16,492,326.000 19,459,962.625
Transamerica Science & Technology VP – Initial Class Subaccount Inception Date May 1, 2001	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.437647 1.104706 1.115526 1.114798 1.052330 0.711044 1.000000	$ $ $ $ $ $ $	0.724473 1.437647 1.104706 1.115526 1.114798 1.052330 0.711044	2,666,688.932 2,465,788.456 2,617,999.377 3,958,628.675 7,135,143.000 5,810,131.484 1,679,963.201
Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	2.091400 1.710315 1.477664 1.327152 1.163563 0.621914 1.000000	$ $ $ $ $ $ $	1.212343 2.091400 1.710315 1.477664 1.327152 1.163563 0.621914	912,814.371 1,146,787.355 1,439,497.055 1,839,006.689 2,093,897.000 2,216,461.144 2,540,297.734
Transamerica U.S. Government Securities VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.119403 1.076770 1.063464 1.061013 1.047759 1.038125 1.000000	$ $ $ $ $ $ $	1.181480 1.119403 1.076770 1.063464 1.061013 1.047759 1.038125	15,104,583.960 9,844,283.266 11,931,761.808 12,294,070.242 14,008,432.000 21,094,464.426 15,429,788.674

CONDENSED FINANCIAL INFORMATION — (Continued)

2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Van Kampen Active International Allocation VP – Initial Class Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.860173 1.641440 1.355531 1.214998 1.068030 0.820248 1.000000	$ $ $ $ $ $ $	1.115427 1.860173 1.641440 1.355531 1.214998 1.068030 0.820248	8,572,443.594 10,895,084.290 10,170,839.928 8,009,325.544 3,833,120.000 2,256,144.262 1,182,195.573
Transamerica Van Kampen Large Cap Core VP – Initial Class(2) Subaccount Inception Date December 13, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.418770 1.324770 1.224643 1.141588 1.032774 0.869986 1.000000	$ $ $ $ $ $ $	0.805527 1.418770 1.324770 1.224643 1.141588 1.032774 0.869986	1,406,547.147 1,852,245.391 2,419,430.720 2,705,551.708 2,277,182.000 2,435,262.763 1,276,455.501
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class Subaccount Inception Date May 1, 2001	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.297986 1.080593 1.002815 0.951021 0.905415 0.720625 1.000000	$ $ $ $ $ $ $	0.683417 1.297986 1.080593 1.002815 0.951021 0.905415 0.720625	3,382,061.999 4,606,398.404 4,307,450.042 5,507,472.840 6,607,218.000 7,207,416.116 4,624,818.501
AIM V.I. Basic Value Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.219814 1.227607 1.108624 1.072517 0.987041 0.755307 1.000000	$ $ $ $ $ $ $	0.575118 1.219814 1.227607 1.108624 1.072517 0.987041 0.755307	5,180,540.556 5,984,770.067 7,067,705.923 10,219,520.271 12,960,296.000 13,260,222.203 7,843,507.846
AIM V.I. Capital Appreciation Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.265249 1.155165 1.110913 1.043548 1.001083 0.790416 1.000000	$ $ $ $ $ $ $	0.711619 1.265249 1.155165 1.110913 1.043548 1.001083 0.790416	1,541,852.235 1,617,195.928 2,591,984.017 2,173,294.606 2,808,707.000 2,793,960.328 1,393,608.068
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.341034 1.304592 1.137425 1.109128 1.017215 0.784917 1.000000	$ $ $ $ $ $ $	0.779642 1.341034 1.304592 1.137425 1.109128 1.017215 0.784917	6,667,493.116 8,050,841.864 9,431,472.444 10,581,145.293 11,344,844.000 12,183,702.745 5,700,376.524
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.223830 1.098846 1.127992 1.001784 0.943168 0.779803 1.000000	$ $ $ $ $ $ $	0.721969 1.223830 1.098846 1.127992 1.001784 0.943168 0.779803	2,100,321.185 2,840,806.145 3,214,426.002 3,511,731.130 3,674,710.000 4,258,365.336 1,731,588.265

CONDENSED FINANCIAL INFORMATION — (Continued)

2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity - VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.753036 1.524503 1.395392 1.220104 1.080742 0.859881 1.000000	$ $ $ $ $ $ $	0.984851 1.753036 1.524503 1.395392 1.220104 1.080742 0.859881	14,933,756.751 18,438,587.217 22,012,127.904 24,067,141.830 20,711,661.000 18,243,549.207 7,579,480.885
Fidelity - VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.369859 1.379845 1.173503 1.133751 1.039687 0.815553 1.000000	$ $ $ $ $ $ $	0.767949 1.369859 1.379845 1.173503 1.133751 1.039687 0.815553	4,714,108.670 6,576,500.807 9,294,000.493 9,897,792.624 11,060,557.000 12,179,288.066 4,970,543.745
Fidelity - VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.307173 1.052790 1.007566 0.974060 0.963507 0.741475 1.000000	$ $ $ $ $ $ $	0.675197 1.307173 1.052790 1.007566 0.974060 0.963507 0.741475	2,997,179.393 5,003,611.264 3,523,042.731 4,268,288.112 5,825,042.000 6,545,815.995 3,210,924.474
Fidelity - VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	2.039987 1.804281 1.637200 1.414926 1.157817 0.854204 1.000000	$ $ $ $ $ $ $	1.207741 2.039987 1.804281 1.637200 1.414926 1.157817 0.854204	13,306,281.251 17,478,295.159 21,197,215.802 27,528,386.355 28,141,708.000 25,030,004.044 13,052,857.640
Fidelity - VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.515930 1.466620 1.289449 1.284003 1.150524 0.745735 1.000000	$ $ $ $ $ $ $	0.723912 1.515930 1.466620 1.289449 1.284003 1.150524 0.745735	6,777,674.052 9,211,192.614 11,484,658.469 13,060,778.549 15,324,659.000 15,021,244.301 7,189,603.659
Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008 2007	$ $	0.966569 1.000000	$ $	0.666535 0.966569	1,557,560.510 1,046,608.381
Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008 2007	$ $	0.960642 1.000000	$ $	0.592261 0.960642	1,158,950.330 886,013.822
Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.064874 1.000000	$ $	0.622392 1.064874	2,523,492.246 1,384,449.431
Janus Aspen - Enterprise Portfolio – Service Shares(4) Subaccount Inception Date October 9, 2000	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.803618 1.511296 1.360435 1.238581 1.048701 0.793726 1.000000	$ $ $ $ $ $ $	0.992641 1.803618 1.511296 1.360435 1.238581 1.048701 0.793726	1,332,109.949 1,208,480.106 1,307,708.969 1,586,371.282 2,051,998.000 1,221,713.916 631,070.597

CONDENSED FINANCIAL INFORMATION — (Continued)

2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Janus Aspen - Worldwide Portfolio – Service Shares(5) Subaccount Inception Date October 9, 2000	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.239604 1.156260 0.999963 0.966124 0.942814 0.777523 1.000000	$ $ $ $ $ $ $	0.670682 1.239604 1.156260 0.999963 0.966124 0.942814 0.777523	4,764,974.544 3,825,906.931 3,365,813.623 3,832,923.578 4,260,957.000 4,583,843.347 3,045,808.888
MFS New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.158818 1.156112 1.044169 1.013968 0.973842 0.744424 1.000000	$ $ $ $ $ $ $	0.687052 1.158818 1.156112 1.044169 1.013968 0.973842 0.744424	2,234,539.618 2,681,771.311 3,217,358.865 4,455,842.426 5,177,936.000 6,728,427.583 3,441,709.585
MFS Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.269680 1.246172 1.040000 0.914431 1.000000 0.914431 1.000000	$ $ $ $ $ $ $	0.966864 1.269680 1.246172 1.040000 0.914431 1.040000 0.914431	6,789,846.649 9,576,083.042 10,782,468.044 13,003,324.43 6,644,330.265 13,003,324.437 6,644,330.265

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.688746	0.000
Transamerica Asset Allocation - Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.796207	6,317,972.100
Transamerica Asset Allocation - Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.667413	895,632.249
Transamerica Asset Allocation - Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.766792	14,525,044.665
Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.718064	33,447,209.633
Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.686559	8,377,050.110
Transamerica BlackRock Large Cap Value VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.730649	23,530.102
Transamerica Capital Guardian Global VP – Service Class(1) Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.651418	4,971.933
Transamerica Capital Guardian U.S. Equity VP – Service Class(2) Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.647320	27,582.727
Transamerica Capital Guardian Value VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.655903	3,148.922
Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.632208	530.541
Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.690332	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP– Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.699909	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.689156	0.000
Transamerica MFS High Yield VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.754457	0.000
Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.713341	30,244.316
Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.662124	0.000
Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.920505	2,016,890.588
Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.691466	15,995.346
Transamerica T. Rowe Price Growth Stock VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.645553	21,368.479
Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.715068	18,914.294
Transamerica Templeton Global VP – Service Class(1) Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.626917	3,112.476
Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036627	0.000
Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.735067	757,454.415
Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.685489	2,442.079
Transamerica Equity VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.608782	0.000
Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.664066	0.000
Transamerica Money Market VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.003592	1,499,328.840
Transamerica Science & Technology VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.626337	0.000
Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.660541	23,183.638
Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.033204	872,719.436
Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714712	100,430.893
Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817007	257,385.854
Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721052	1,346,647.630
Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.678678	518.125

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Large Cap Core VP – Service Class(2) Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.639823	3,016.574
Transamerica Van Kampen Mid-Cap Growth VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.611350	0.000
PAM Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.033204	241,308.630
AIM V.I. Basic Value Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.530309	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.653945	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012783	33,981.111
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.650077	23,648.102
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.680726	0.000
Fidelity - VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664950	806,851.377
Fidelity - VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.641644	75,231.171
Fidelity - VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.636875	8,502.933
Fidelity - VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.594306	20,760.341
Fidelity - VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.671795	9,267.438
Fidelity - VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.559463	8,638.591
Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.729760	160,393.849
Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.682487	10,180.512
Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.659735	1,855.065
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990107	0.000
Janus Aspen - Enterprise Portfolio – Service Shares(4) Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.635920	1,178.810
Janus Aspen - Worldwide Portfolio – Service Shares(5) Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.615104	22,805.490
MFS New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.684986	0.000
MFS Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.808242	2,698.359

(1)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(2)	Transamerica Capital Guardian U.S. Equity VP merged into Transamerica Van Kampen Large Cap Core VP.

CONDENSED FINANCIAL INFORMATION — (Continued)

(3)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(4)	formerly known as Janus Aspen - Mid Cap Growth Portfolio
(5)	formerly known as Janus Aspen - Worldwide Growth Portfolio
(6)	formerly known as Janus Aspen - Mid Cap Value Portfolio

The Transamerica BlackRock Tatical Allocation VP and the Transamerica BlackRock Global Allocation VP had not commenced operations as of December 31,2008 therefore, comparable data is not available.

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV464 101 121 799	December 1999
RGMI 1 798 (Family Income Protector)	December 1999
AV630 101 138 101	May 2001
AV710 101 147 102	May 2002

Product Feature	AV464 101 121 799 and RGMI 1 798	AV630 101 138 101 and RGMI 1 798
Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Step-Up Death Benefit—the largest policy value on the policy date or on any policy anniversary before you reach age 76; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then (available if owner or annuitant is 74 or younger).	Step-Up Death Benefit—the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then (available if owner or annuitant is 79 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	Yes	Yes

Product Feature	AV710 101 147 102 and RGMI 1 798	AV710 101 147 102 and RGMI 1 798
Excess Interest Adjustment	Yes	Yes

Product Feature	AV710 101 147 102 and RGMI 1 798	AV710 101 147 102 and RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 84 or younger).	Return of Premium Death Benefit (available if owner and annuitant are age 84 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	2%	2%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	Yes	Yes

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 2

Cumulative Earnings	= 54,181.21 - 50,000.00 = 4,181.21

Amount free of excess interest adjustment	= 4,181.21

Amount subject to excess interest adjustment	= 54,181.21 - 4,181.21 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21

Excess interest adjustment
G = .055
C = .085
M = 42

Excess interest adjustment	= S* (G-C)* (M/12)

= 50,000.00 * (.055-.085) * (42/12)

= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00

Adjusted policy value	= policy value + excess interest adjustment

= 54,181.21 + (-3,052.00) = 51,129.21

Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative Earnings	= 54,181.21 - 50,000.00 = 4,181.21

Amount free of excess interest adjustment	= 4,181.21

Amount subject to excess interest adjustment	= 54,181.21 - 4,181.21 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21

Excess interest adjustment
G = .055
C = .045
M = 42

Excess interest adjustment	= S* (G-C)* (M/12)

= 50,000.00 * (.055-.045) * (42/12) = 1,750.00

Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$20,000 ; middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative Earnings	= 54,181.21 - 50,000.00 = 4,181.21

Amount free of excess interest adjustment	= 4,181.21

Excess interest adjustment
S = 20,000 - 4,181.21 = 15,818.79
G = .055
C = .065
M = 42

E = 15,818.79 * (.055 - .065) * (42/12) = -553.66	= 54,181.21 - (R - E + surrender charge)

Remaining policy value at middle of policy year 2	= 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$20,000; middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative Earnings	= 54,181.21 - 50,000.00 = 4,181.21

Amount free of excess interest adjustment	= 4,181.21

Excess interest adjustment
S = 20,000 - 4,181.21 = 15,818.79
G = .055
C = .045
M = 42

E = 15,818.79 * (.055 - .045)* (42/12) = 553.66	= 54,181.21 - (R - E + surrender charge)

Remaining policy value at middle of policy year 2	= 54,181.21 - (20,000.00 - 553.66 + 0.00) = 34,734.87

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$3,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)	$22,140
New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140	$52,860
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	=	$22,140
Reduction in policy value	=	$15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$1,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 1,000 + (15,556 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	=	$15,556
Reduction in policy value	=	$15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Death Benefit — (Continued)

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 6% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$106,000
2	20%	$100,000	$112,622	$112,360
3	17%	$100,000	$130,417	$128,804
4	-7%	$100,000	$130,417	$128,804
5	18%	$100,000	$139,836	$136,900
6	10%	$100,000	$152,142	$148,331
7	16%	$100,000	$174,658	$169,616
8	10%	$100,000	$190,028	$183,779
9	19%	$100,000	$223,853	$215,665
10	10%	$100,000	$243,553	$233,673

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns would produce different results.
**	For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER—ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

You may elect one of the following optional riders (depending on your state of residence and when you decide to purchase a rider) under the policy—the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider. Important aspects of each of these riders are summarized in the following chart.

Note: The the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider and any additional options available under that rider, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2
Benefit:	Benefit:	Benefit:	Benefit:
• Provides:	• Provides:	• Provides:	• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2

(4) Double Withdrawal Base Benefit—If you have not taken any withdrawals by the later of (A) during the first 10 rider years or (B) before the rider anniversary following the annuitant’s (or, the annuitant’s spouse, if younger and the joint life option is elected) attaining age 67, the withdrawal base on that rider anniversary will be the greater of (i) the withdrawal base as calculated under the rider or (ii) twice the sum of the withdrawal base on the rider date and any premiums received within 90 days of the rider date.

• Upgrades:	• Upgrades:	• Upgrades:	• Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (lower if required by state law).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2

•      Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

•      Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

•      Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e. 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2
Availability:	Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age): • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

Charge: 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charges:

(1) for Base Benefit only—0.60% (single life) or 0.90% (joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Charges:

(1) for Base Benefit only—0.90% (single life and joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Charges:

(1) for Base Benefit only: Designated Investment option - 0.40% to 1.25% (single life and joint life) of withdrawal base on each rider anniversary:

Open Investment Option- 1.10% (single life and joint life) of withdrawal base on each rider anniversary:

(2) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee:

(3) with Income Enhancement—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•     Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

	• You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

•     Designated Investment option—You must allocate 100% of your policy value to one or more investment options we designate.

•     Open Investment option (“OA”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV=$100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE AND

RETIREMENT INCOME CHOICE WITH DOUBLE WITHDRAWAL BASE BENEFIT

RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (For Retirement Income Choice with Double Withdrawal Base Benefit Rider only - Base demonstrating doubling of WB with Additional Death Payment Option):

Assumptions:

You = owner and annuitant, age 58 on rider issue; age 69 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889, or $100,000 * 2 = $200,000 (premiums applied within 90 days of rider date).

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $10,000 (5% of the then-current $200,000 withdrawal base)

GPWD = $10,000

Guaranteed Lifetime Withdrawal Benefit — (Continued)

EWD = $0

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

No, there is no excess withdrawal under the guarantee since no more than $10,000 is withdrawn.

Result. In this example, because no portion of the withdrawal base was in excess of $10,000, the withdrawal base does not change.

Example 6 (Retirement Income Choice with Double Withdrawal Base Benefit rider only—Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 69 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889, or $100,000 (premiums applied within 90 days of rider date) * 2 = $200,000.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $10,000 (5% of the then-current $200,000 withdrawal base)

GPWD = $15,000

EWD = $5,000 ($15,000 - $9,000)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $10,000 = $5,000 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($5,000 / ($90,000 - $10,000)) * ($100,000 - $10,000) = $5,625

Step Three. Which is larger, the actual $5,000 excess withdrawal amount or the $5,625 pro rata amount?

$5,625 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $10,000 (RWA) + $5,625 (pro rata excess) = $15,625

2.	$100,000 - $15,625 = $84,375

Result. The rider benefit is $84,375.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $10,000, the withdrawal base would remain at $200,000 and the rider withdrawal amount would be $10,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($5,000 / ($90,000 - $10,000)) * $200,000 = $12,500

Step Three. Which is larger, the actual $5,000 excess withdrawal amount or the $12,500 pro rata amount?

$12,500 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$200,000 - $12,500 = $187,500

Result. The new withdrawal base is $187,500.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% withdrawal percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$187,500 (the adjusted withdrawal base) * 5% = $9,375

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base is $9,375.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS—RETIREMENT INCOME CHOICE 1.2 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None PV = $90,000 in 8 years

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + ..05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

Guaranteed Lifetime Withdrawal Benefit — (Continued)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount? $7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2009

to the

Prospectus dated May 1, 2009

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client’s age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica EXTRA Variable Annuity dated May 1, 2009

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA C

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Extra Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2009, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2009

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

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Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
Assumed Investment Rate	5.0%
Life & 10 Year Certain

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Hypothetical Changes in Annuity Units with Stabilized Payments*
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

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Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election

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forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be

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selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

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Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

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D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =

The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 2.30% on an annual basis; On a daily basis, this equals 0.000062302.

Then, the net investment factor =	(11.57 + 0 – 0) - 0.000062302 = Z = 1.014849979
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

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Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

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Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

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Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is

21

to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an

22

indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI and “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2008 and 2007, the amounts paid to TCI in connection with all policies sold through the separate account were $11,193,398 and $9,087,116, respectively.

During fiscal years 2007 and 2006 the amounts paid to AFSG in connection with all policies sold through the separate account were $3,438,517 and $10,892,987, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes

23

will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA C, at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

24

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA C, which are available for investment by Transamerica Extra Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

25

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.791431	563,870.227
Transamerica Asset Allocation – Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.762186	947,916.482
Transamerica Asset Allocation – Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.713754	1,546,176.982
Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.682446	421,387.192
Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.914994	72,995.997
Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035705	0.000
Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.730662	16,101.843
Transamerica Money Market VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.997589	1,357,986.981
Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.027019	395,944.485
Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711667	0.000
Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813516	0.000
Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717974	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011883	0.000
Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662108	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989224	0.000

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class	2008	$1.342504	$0.831995	3,305,798.080
Subaccount Inception Date May 1, 2001	2007	$1.384950	$1.342504	3,857,582.737
	2006	$1.180280	$1.384950	4,834,127.473
	2005	$1.155902	$1.180280	5,451,245.599
	2004	$1.035071	$1.155902	6,839,429.000
	2003	$0.819754	$1.035071	6,544,784.004
	2002	$1.000000	$0.819754	3,297,599.261

26

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Initial Class	2008	$1.336403	$1.032618	41,246,895.844
Subaccount Inception Date May 1, 2002	2007	$1.281467	$1.336403	39,965,933.587
	2006	$1.194232	$1.281467	42,875,986.019
	2005	$1.158033	$1.194232	44,259,081.970
	2004	$1.076670	$1.158033	49,373,161.000
	2003	$0.893465	$1.076670	51,005,062.684
	2002	$1.000000	$0.893465	15,001,049.822
Transamerica Asset Allocation - Growth VP – Initial Class	2008	$1.517437	$0.897961	43,118,645.631
Subaccount Inception Date May 1, 2002	2007	$1.436552	$1.517437	52,563,524.166
	2006	$1.267279	$1.436552	55,069,051.672
	2005	$1.151594	$1.267279	55,127,551.475
	2004	$1.028744	$1.151594	54,862,442
	2003	$0.802225	$1.028744	52,829,401.384
	2002	$1.000000	$0.802225	25,821,891.723
Transamerica Asset Allocation - Moderate VP – Initial Class	2008	$1.409229	$1.022795	87,222,425.488
Subaccount Inception Date May 1, 2002	2007	$1.331621	$1.409229	103,282,514.576
	2006	$1.218329	$1.331621	125,234,199.666
	2005	$1.156532	$1.218329	136,508,780.685
	2004	$1.059046	$1.156532	140,924,320.000
	2003	$0.865078	$1.059046	137,258,725.513
	2002	$1.000000	$0.865078	55,257,149.201
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2008	$1.475825	$0.972754	95,864,207.689
Subaccount Inception Date May 1, 2002	2007	$1.396424	$1.475825	111,858,272.445
	2006	$1.251178	$1.396424	130,250,454.833
	2005	$1.161058	$1.251178	135,686,078.891
	2004	$1.043050	$1.161058	126,821,477.000
	2003	$0.836600	$1.043050	114,000,099.431
	2002	$1.000000	$0.836600	48,141,122.322
Transamerica International Moderate Growth VP – Service Class	2008	$1.092699	$0.682168	746,982.136
Subaccount Inception Date May 1, 2006	2007	$1.027415	$1.092699	968,842.082
	2006	$1.000000	$1.027415	92,434.581
Transamerica BlackRock Large Cap Value VP – Initial Class	2008	$1.590307	$1.030669	7,698,354.135
Subaccount Inception Date December 13, 1999	2007	$1.550381	$1.590307	8,441,132.751
	2006	$1.352450	$1.550381	11,138,766.674
	2005	$1.189762	$1.352450	10,599,204.048
	2004	$1.025528	$1.189762	5,395,338.000
	2003	$0.805984	$1.025528	4,901,467.669
	2002	$1.000000	$0.805984	3,094,674.034
Transamerica Capital Guardian Global VP – Initial Class(1)	2008	$1.489262	$0.862734	7,679,872.288
Subaccount Inception Date December 13, 1999	2007	$1.429096	$1.489262	8,856,486.290
	2006	$1.275027	$1.429096	9,994,171.239
	2005	$1.180323	$1.275027	12,110,030.690
	2004	$1.085860	$1.180323	12,583,813.000
	2003	$0.804880	$1.085860	9,743,041.890
	2002	$1.000000	$0.804880	3,913,415.198
Transamerica Capital Guardian U.S. Equity VP – Initial Class(2)	2008	$1.250421	$0.730997	8,923,621.956
Subaccount Inception Date October 9, 2000	2007	$1.277537	$1.250421	10,972,272.814
	2006	$1.183419	$1.277537	14,404,683.669
	2005	$1.135409	$1.183419	15,660,894.910
	2004	$1.055107	$1.135409	17,501,063.000
	2003	$0.788414	$1.055107	16,498,226.709
	2002	$1.000000	$0.788414	6,874,328.634

27

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP - Initial Class	2008	$1.298595	$0.769951	13,023,035.830
Subaccount Inception Date December 13, 1999	2007	$1.413550	$1.298595	17,657,165.595
	2006	$1.237570	$1.413550	22,893,386.057
	2005	$1.171901	$1.237570	25,629,298.687
	2004	$1.024293	$1.171901	26,941,956.000
	2003	$0.776307	$1.024293	26,902,734.059
	2002	$1.000000	$0.776307	15,433,028.109
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$2.279268	$1.287443	4,036,803.954
Subaccount Inception Date May 1, 2002	2007	$2.492229	$2.279268	6,022,209.437
	2006	$1.786636	$2.492229	9,534,617.264
	2005	$1.605890	$1.786636	8,853,687.302
	2004	$1.232930	$1.605890	9,919,133.000
	2003	$0.926467	$1.232930	9,506,629.355
	2002	$1.000000	$0.926467	4,309,584.948
Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$1.292065	$0.793528	4,264,010.830
Subaccount Inception Date December 13, 1999	2007	$1.260831	$1.292065	6,599,306.065
	2006	$1.115230	$1.260831	7,005,368.142
	2005	$1.099439	$1.115230	8,309,308.157
	2004	$1.010172	$1.099439	12,381,356.000
	2003	$0.799075	$1.010172	13,492,013.110
	2002	$1.000000	$0.799075	8,842,715.398
Transamerica Jennison Growth VP – Initial Class	2008	$1.234997	$0.762631	1,239,369.511
Subaccount Inception Date December 13, 1999	2007	$1.129751	$1.234997	1,431,599.323
	2006	$1.130104	$1.129751	2,281,834.114
	2005	$1.012972	$1.130104	2,111,495.380
	2004	$0.946858	$1.012972	2,054,469.000
	2003	$0.749982	$0.946858	2,086,119.486
	2002	$1.000000	$0.749982	1,442,335.054
Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.274487	$0.795043	6,944,241.408
Subaccount Inception Date December 13, 1999	2007	$1.286783	$1.274487	9,035,192.362
	2006	$1.107017	$1.286783	11,190,439.472
	2005	$1.084859	$1.107017	12,494,852.259
	2004	$1.013938	$1.084859	15,336,048.000
	2003	$0.765208	$1.013938	15,362,345.634
	2002	$1.000000	$0.765208	8,736,030.070
Transamerica MFS High Yield VP – Initial Class	2008	$1.326743	$0.972883	6,298,927.717
Subaccount Inception Date December 13, 1999	2007	$1.328792	$1.326743	7,158,597.787
	2006	$1.221573	$1.328792	9,089,206.683
	2005	$1.223742	$1.221573	11,521,075.289
	2004	$1.137199	$1.223742	15,032,808.000
	2003	$0.985166	$1.137199	19,732,201.775
	2002	$1.000000	$0.985166	5,318,864.948
Transamerica MFS International Equity VP – Initial Class	2008	$1.550329	$0.983450	7,122,405.163
Subaccount Inception Date May 1, 2001	2007	$1.448883	$1.550329	9,045,458.217
	2006	$1.200780	$1.448883	11,197,438.452
	2005	$1.085122	$1.200780	9,385,525.958
	2004	$0.968035	$1.085122	8,975,420.000
	2003	$0.788069	$0.968035	10,118,465.659
	2002	$1.000000	$0.788069	3,443,863.649

28

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3)	2008	$1.697583	$0.982742	2,125,984.460
Subaccount Inception Date December 13, 1999	2007	$1.438254	$1.697583	1,882,790.047
	2006	$1.392288	$1.438254	1,746,813.978
	2005	$1.307800	$1.392288	2,753,196.092
	2004	$1.188448	$1.307800	1,712,709.000
	2003	$1.000000	$1.188448	1,446,147.107
Transamerica PIMCO Total Return VP – Initial Class	2008	$1.208880	$1.152014	28,240,862.207
Subaccount Inception Date May 1, 2002	2007	$1.131892	$1.208880	28,404,833.976
	2006	$1.107823	$1.131892	30,471,499.939
	2005	$1.104194	$1.107823	35,862,277.083
	2004	$1.077880	$1.104194	36,459,144.000
	2003	$1.048045	$1.077880	41,722,526.816
	2002	$1.000000	$1.048045	27,954,732.8555
Transamerica T. Rowe Price Equity Income VP – Initial Class	2008	$1.399127	$0.878195	14,094,634.417
Subaccount Inception Date December 13, 1999	2007	$1.381432	$1.399127	18,206,512.807
	2006	$1.184398	$1.381432	21,727,449.279
	2005	$1.160343	$1.184398	26,548,641.075
	2004	$1.030895	$1.160343	29,097,683.000
	2003	$0.837245	$1.030895	27,415,880.626
	2002	$1.000000	$0.837245	11,849,010.781
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2008	$1.400582	$0.791146	8,170,505.107
Subaccount Inception Date December 13, 1999	2007	$1.299895	$1.400582	8,386,481.829
	2006	$1.169337	$1.299895	10,553,734.840
	2005	$1.123435	$1.169337	13,504,920.617
	2004	$1.043144	$1.123435	15,341,742.000
	2003	$0.813692	$1.043144	14,944,644.951
	2002	$1.000000	$0.813692	6,909,994.461
Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$1.305309	$0.815720	7,277,110.048
Subaccount Inception Date December 13, 1999	2007	$1.214819	$1.305309	9,530,940.972
	2006	$1.196154	$1.214819	12,959,866.269
	2005	$1.102984	$1.196154	16,257,718.879
	2004	$1.019424	$1.102984	19,302,937.000
	2003	$0.740575	$1.019424	19,295,647.860
	2002	$1.000000	$0.740575	8,803,128.697
Transamerica Templeton Global VP - Initial Class(1)	2008	$1.519460	$0.838998	1,188,485.734
Subaccount Inception Date December 13, 1999	2007	$1.344953	$1.519460	1,632,782.997
	2006	$1.154789	$1.344953	1,590,170.560
	2005	$1.095964	$1.154789	2,247,960.330
	2004	$1.021323	$1.095964	1,784,880.000
	2003	$0.822022	$1.021323	1,237,356.358
	2002	$1.000000	$0.822022	589,500.165
Transamerica Balanced VP – Initial Class	2008	$1.437253	$0.952440	2,962,706.417
2006	2007	$1.290568	$1.437253	4,096,465.552
Subaccount Inception Date May 1, 2002	2006	$1.206239	$1.290568	4,481,779.733
	2005	$1.139559	$1.206239	4,941,515.690
	2004	$1.045751	$1.139559	6,040,258.000
	2003	$0.936513	$1.045751	6,661,944.121
	2002	$1.000000	$0.936513	2,611,109.654

29

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Initial Class	2008	$1.593422	$0.986078	4,253,577.563
Subaccount Inception Date May 1, 2002	2007	$1.370131	$1.593422	4,666,308.254
	2006	$1.260127	$1.370131	5,357,761.160
	2005	$1.237223	$1.260127	4,663,873.088
	2004	$1.115076	$1.237223	5,228,366.000
	2003	$0.919740	$1.115076	4,814,292.506
	2002	$1.000000	$0.919740	1,822,284.220
Transamerica Equity VP – Initial Class	2008	$1.701346	$0.900527	11,770,743.227
Subaccount Inception Date December 13, 1999	2007	$1.492497	$1.701346	14,085,846.944
	2006	$1.400247	$1.492497	18,474,637.009
	2005	$1.225508	$1.400247	18,087,856.128
	2004	$1.079452	$1.225508	18,497,317.000
	2003	$0.839042	$1.079452	12,997,209.887
	2002	$1.000000	$0.839042	6,398,657.964
Transamerica Growth Opportunities VP – Initial Class	2008	$1.644548	$0.952676	4,059,719.774
Subaccount Inception Date May 1, 2001	2007	$1.362963	$1.644548	6,306,716.557
	2006	$1.322671	$1.362963	5,504,241.047
	2005	$1.160673	$1.322671	6,870,549.849
	2004	$1.015141	$1.160673	8,615,069.000
	2003	$0.789126	$1.015141	5,942,258.246
	2002	$1.000000	$0.789126	3,285,366.569
Transamerica Money Market – Initial Class	2008	$1.037522	$1.041456	46,545,524.010
Subaccount Inception Date December 13, 1999	2007	$1.007713	$1.037522	22,779,551.235
	2006	$0.981383	$1.007713	22,037,069.535
	2005	$0.972910	$0.981383	20,287,826.482
	2004	$0.982532	$0.972910	16,492,326.000
	2003	$0.994811	$0.982532	19,459,962.625
Transamerica Science & Technology VP – Initial Class	2008	$1.437647	$0.724473	2,666,688.932
Subaccount Inception Date May 1, 2001	2007	$1.104706	$1.437647	2,465,788.456
	2006	$1.115526	$1.104706	2,617,999.377
	2005	$1.114798	$1.115526	3,958,628.675
	2004	$1.052330	$1.114798	7,135,143.000
	2003	$0.711044	$1.052330	5,810,131.484
	2002	$1.000000	$0.711044	1,679,963.201
Transamerica Small/Mid Cap Value VP – Initial Class	2008	$2.091400	$1.212343	912,814.371
Subaccount Inception Date December 13, 1999	2007	$1.710315	$2.091400	1,146,787.355
	2006	$1.477664	$1.710315	1,439,497.055
	2005	$1.327152	$1.477664	1,839,006.689
	2004	$1.163563	$1.327152	2,093,897.000
	2003	$0.621914	$1.163563	2,216,461.144
	2002	$1.000000	$0.621914	2,540,297.734
Transamerica U.S. Government Securities VP – Initial Class	2008	$1.119403	$1.181480	15,104,583.960
Subaccount Inception Date December 13, 1999	2007	$1.076770	$1.119403	9,844,283.266
	2006	$1.063464	$1.076770	11,931,761.808
	2005	$1.061013	$1.063464	12,294,070.242
	2004	$1.047759	$1.061013	14,008,432.000
	2003	$1.038125	$1.047759	21,094,464.426
	2002	$1.000000	$1.038125	15,429,788.674

30

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Initial	2008	$1.860173	$1.115427	8,572,443.594
Class	2007	$1.641440	$1.860173	10,895,084.290
Subaccount Inception Date December 13, 1999	2006	$1.355531	$1.641440	10,170,839.928
	2005	$1.214998	$1.355531	8,009,325.544
	2004	$1.068030	$1.214998	3,833,120.000
	2003	$0.820248	$1.068030	2,256,144.262
	2002	$1.000000	$0.820248	1,182,195.573
Transamerica Van Kampen Large Cap Core VP - Initial Class(2)	2008	$1.418770	$0.805527	1,406,547.147
Subaccount Inception Date December 13, 1999	2007	$1.324770	$1.418770	1,852,245.391
	2006	$1.224643	$1.324770	2,419,430.720
	2005	$1.141588	$1.224643	2,705,551.708
	2004	$1.032774	$1.141588	2,277,182.000
	2003	$0.869986	$1.032774	2,435,262.763
	2002	$1.000000	$0.869986	1,276,455.501
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$1.297986	$0.683417	3,382,061.999
Subaccount Inception Date May 1, 2001	2007	$1.080593	$1.297986	4,606,398.404
	2006	$1.002815	$1.080593	4,307,450.042
	2005	$0.951021	$1.002815	5,507,472.840
	2004	$0.905415	$0.951021	6,607,218.000
	2003	$0.720625	$0.905415	7,207,416.116
	2002	$1.000000	$0.720625	4,624,818.501
AIM V.I. Basic Value Fund – Series II Shares	2008	$1.219814	$0.575118	5,180,540.556
Subaccount Inception Date May 1, 2002	2007	$1.227607	$1.219814	5,984,770.067
	2006	$1.108624	$1.227607	7,067,705.923
	2005	$1.072517	$1.108624	10,219,520.271
	2004	$0.987041	$1.072517	12,960,296.000
	2003	$0.755307	$0.987041	13,260,222.203
	2002	$1.000000	$0.755307	7,843,507.846
AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.265249	$0.711619	1,541,852.235
Subaccount Inception Date May 1, 2002	2007	$1.155165	$1.265249	1,617,195.928
	2006	$1.110913	$1.155165	2,591,984.017
	2005	$1.043548	$1.110913	2,173,294.606
	2004	$1.001083	$1.043548	2,808,707.000
	2003	$0.790416	$1.001083	2,793,960.328
	2002	$1.000000	$0.790416	1,393,608.068
AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.341034	$0.779642	6,667,493.116
Subaccount Inception Date May 1, 2001	2007	$1.304592	$1.341034	8,050,841.864
	2006	$1.137425	$1.304592	9,431,472.444
	2005	$1.109128	$1.137425	10,581,145.293
	2004	$1.017215	$1.109128	11,344,844.000
	2003	$0.784917	$1.017215	12,183,702.745
	2002	$1.000000	$0.784917	5,700,376.524
AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$1.223830	$0.721969	2,100,321.185
Subaccount Inception Date May 1, 2001	2007	$1.098846	$1.223830	2,840,806.145
	2006	$1.127992	$1.098846	3,214,426.002
	2005	$1.001784	$1.127992	3,511,731.130
	2004	$0.943168	$1.001784	3,674,710.000
	2003	$0.779803	$0.943168	4,258,365.336
	2002	$1.000000	$0.779803	1,731,588.265

31

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Fidelity - VIP Contrafund® Portfolio – Service Class 2	2008	$1.753036	$0.984851	14,933,756.751
Subaccount Inception Date May 1, 2000	2007	$1.524503	$1.753036	18,438,587.217
	2006	$1.395392	$1.524503	22,012,127.904
	2005	$1.220104	$1.395392	24,067,141.830
	2004	$1.080742	$1.220104	20,711,661.000
	2003	$0.859881	$1.080742	18,243,549.207
	2002	$1.000000	$0.859881	7,579,480.885
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2008	$1.369859	$0.767949	4,714,108.670
Subaccount Inception Date May 1, 2000	2007	$1.379845	$1.369859	6,576,500.807
	2006	$1.173503	$1.379845	9,294,000.493
	2005	$1.133751	$1.173503	9,897,792.624
	2004	$1.039687	$1.133751	11,060,557.000
	2003	$0.815553	$1.039687	12,179,288.066
	2002	$1.000000	$0.815553	4,970,543.745
Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.307173	$0.675197	2,997,179.393
Subaccount Inception Date May 1, 2001	2007	$1.052790	$1.307173	5,003,611.264
	2006	$1.007566	$1.052790	3,523,042.731
	2005	$0.974060	$1.007566	4,268,288.112
	2004	$0.963507	$0.974060	5,825,042.000
	2003	$0.741475	$0.963507	6,545,815.995
	2002	$1.000000	$0.741475	3,210,924.474
Fidelity - VIP Mid Cap Portfolio – Service Class 2	2008	$2.039987	$1.207741	13,306,281.251
Subaccount Inception Date May 1, 2000	2007	$1.804281	$2.039987	17,478,295.159
	2006	$1.637200	$1.804281	21,197,215.802
	2005	$1.414926	$1.637200	27,528,386.355
	2004	$1.157817	$1.414926	28,141,708.000
	2003	$0.854204	$1.157817	25,030,004.044
	2002	$1.000000	$0.854204	13,052,857.640
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.515930	$0.723912	6,777,674.052
Subaccount Inception Date May 1, 2002	2007	$1.466620	$1.515930	9,211,192.614
	2006	$1.289449	$1.466620	11,484,658.469
	2005	$1.284003	$1.289449	13,060,778.549
	2004	$1.150524	$1.284003	15,324,659.000
	2003	$0.745735	$1.150524	15,021,244.301
	2002	$1.000000	$0.745735	7,189,603.659
Franklin Income Securities Fund - Class 2	2008	$0.966569	$0.666535	1,557,560.510
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.966569	1,046,608.381
Mutual Shares Securities Fund - Class 2	2008	$0.960642	$0.592261	1,158,950.330
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.960642	886,013.822
Templeton Foreign Securities Fund - Class 2	2008	$1.064874	$0.622392	2,523,492.246
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.064874	1,384,449.431
Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$1.803618	$0.992641	1,332,109.949
Subaccount Inception Date October 9, 2000	2007	$1.511296	$1.803618	1,208,480.106
	2006	$1.360435	$1.511296	1,307,708.969
	2005	$1.238581	$1.360435	1,586,371.282
	2004	$1.048701	$1.238581	2,051,998.000
	2003	$0.793726	$1.048701	1,221,713.916
	2002	$1.000000	$0.793726	631,070.597

32

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$1.239604	$0.670682	4,764,974.544
Subaccount Inception Date October 9, 2000	2007	$1.156260	$1.239604	3,825,906.931
	2006	$0.999963	$1.156260	3,365,813.623
	2005	$0.966124	$0.999963	3,832,923.578
	2004	$0.942814	$0.966124	4,260,957.000
	2003	$0.777523	$0.942814	4,583,843.347
	2002	$1.000000	$0.777523	3,045,808.888
MFS New Discovery Series – Service Class	2008	$1.158818	$0.687052	2,234,539.618
Subaccount Inception Date May 1, 2002	2007	$1.156112	$1.158818	2,681,771.311
	2006	$1.044169	$1.156112	3,217,358.865
	2005	$1.013968	$1.044169	4,455,842.426
	2004	$0.973842	$1.013968	5,177,936.000
	2003	$0.744424	$0.973842	6,728,427.583
	2002	$1.000000	$0.744424	3,441,709.585
MFS Total Return Series – Service Class	2008	$1.269680	$0.966864	6,789,846.649
Subaccount Inception Date May 1, 2002	2007	$1.246172	$1.269680	9,576,083.042
	2006	$1.040000	$1.246172	10,782,468.044
	2005	$0.914431	$1.040000	13,003,324.43
	2004	$1.000000	$0.914431	6,644,330.265
	2003	$0.914431	$1.040000	13,003,324.437
	2002	$1.000000	$0.914431	6,644,330.265

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.687465	13,696.309
Transamerica Asset Allocation – Conservative VP – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.794732	1,131,428.358
Transamerica Asset Allocation – Growth VP – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.666176	44,002.366
Transamerica Asset Allocation – Moderate VP – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.765361	3,123,047.231
Transamerica Asset Allocation – Moderate Growth VP – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.716732	12,595,190.977
Transamerica International Moderate Growth VP – Service Class
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.685290	3,574,671.002
Transamerica BlackRock Large Cap Value VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.729294	14,257.504
Transamerica Capital Guardian Global VP – Service Class(1)
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.650216	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(2)
Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.646116	0.000
Transamerica Capital Guardian Value VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.654677	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.631030	5,393.402
Transamerica JPMorgan Enhanced Index VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.689051	0.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.698605	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.687880	0.000
Transamerica MFS High Yield VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.753059	0.000
Transamerica MFS International Equity VP – Service Class
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.712018	13,110.671
Transamerica Marsico Growth VP – Service Class(3)
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.660892	0.000
Transamerica PIMCO Total Return VP – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.918798	307,031.381
Transamerica T. Rowe Price Equity Income VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.690176	15,226.272
Transamerica T. Rowe Price Growth Stock VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.644360	10,193.670
Transamerica T. Rowe Price Small Cap VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.713745	321.981
Transamerica Templeton Global VP – Service Class(1)
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.625758	0.000
Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036345	0.000
Transamerica Balanced VP – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.733703	108,938.228
Transamerica Convertible Securities VP – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.684218	0.000
Transamerica Equity VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.607655	0.000
Transamerica Growth Opportunities VP – Service Class
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.662824	0.000
Transamerica Money Market VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.001736	2,762,745.906
Transamerica Science & Technology VP – Service Class
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.625175	354.292
Transamerica Small/Mid Cap Value VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.659317	3,246.309
Transamerica U.S. Government Securities VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.031288	28,835.351
Transamerica Value Balanced VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713780	173,387.235
Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815922	16,386.023
Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720097	765,265.451

34

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Service
Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.677428	10,289.109
Transamerica Van Kampen Large Cap Core VP – Service Class(2)
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.638635	10,131.897
Transamerica Van Kampen Mid-Cap Growth VP – Service Class
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.610219	3,477.655
PAM Transamerica U.S. Government Securities VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.031288	22,921.360
AIM V.I. Basic Value Fund – Series II Shares
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.529332	14,332.280
AIM V.I. Capital Appreciation Fund – Series II Shares
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.652734	13,917.185
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012506	0.000
AllianceBernstein Growth and Income Portfolio – Class B
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.648864	14,450.134
AllianceBernstein Large Cap Growth Portfolio – Class B
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.679461	13,772.455
Fidelity – VIP Balanced Portfolio – Service Class 2
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664068	78,741.863
Fidelity – VIP Contrafund® Portfolio – Service Class 2
Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.640460	13,057.875
Fidelity – VIP Equity-Income Portfolio – Service Class 2
Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.635692	0.000
Fidelity – VIP Growth Portfolio – Service Class 2
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.593199	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2
Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.670542	1,627.141
Fidelity – VIP Value Strategies Portfolio – Service Class 2
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.558417	0.000
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.728407	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.681225	4,486.104
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.658517	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989834	0.000
Janus Aspen – Enterprise Portfolio – Service Shares(4)
Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.634742	13,114.911
Janus Aspen – Worldwide Portfolio – Service Shares(5)
Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.613959	0.000
MFS New Discovery Series – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.683716	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.806742	13,645.262

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class	2008	$1.594843	$0.986641	56,382.625
Subaccount Inception Date May 1, 2001	2007	$1.644824	$1.594843	85,419.559
	2006	$1.401114	$1.644824	110,943.906
	2005	$1.372956	$1.401114	131,833.653
	2004	$1.229633	$1.372956	65,394.000
	2003	$1.000000	$1.229633	10,680.338
Transamerica Asset Allocation – Conservative VP – Service Class	2008	$1.435053	$1.108444	5,930,159.280
Subaccount Inception Date May 1, 2002	2007	$1.375734	$1.435053	5,527,530.703
	2006	$1.282491	$1.375734	3,845,822.251
	2005	$1.242634	$1.282491	2,804,704.507
	2004	$1.155302	$1.242634	1,855,335.000
	2003	$1.000000	$1.155302	307,212.936
Transamerica Asset Allocation – Growth VP – Service Class	2008	$1.835886	$1.086901	3,672,464.659
Subaccount Inception Date May 1, 2002	2007	$1.737294	$1.835886	4,848,400.234
	2006	$1.533351	$1.737294	5,114,118.516
	2005	$1.393908	$1.533351	4,565,256.388
	2004	$1.245239	$1.393908	2,876,079.000
	2003	$1.000000	$1.245239	290,506.090
Transamerica Asset Allocation – Moderate VP – Service Class	2008	$1.566461	$1.136173	19,670,384.542
Subaccount Inception Date May 1, 2002	2007	$1.479583	$1.566461	21,367,218.324
	2006	$1.353622	$1.479583	16,006,431.728
	2005	$1.285592	$1.353622	11,219,139.331
	2004	$1.177178	$1.285592	6,510,935.000
	2003	$1.000000	$1.177178	1,147,530.824
Transamerica Asset Allocation – Moderate Growth VP – Service Class	2008	$1.703179	$1.122716	42,088,024.754
Subaccount Inception Date May 1, 2002	2007	$1.611349	$1.703179	42,863,347.685
	2006	$1.443975	$1.611349	28,454,380.136
	2005	$1.339175	$1.443975	14,460,178.294
	2004	$1.204194	$1.339175	5,588,810.000
	2003	$1.000000	$1.204194	1,830,007.237
Transamerica International Moderate Growth VP – Service Class	2008	$1.097167	$0.686639	10,460,325.885
Subaccount Inception Date May 1, 2006	2007	$1.029080	$1.097167	9,562,636.466
	2006	$1.000000	$1.029080	1,433,431.069
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.948785	$1.262749	356,633.333
Subaccount Inception Date December 13, 1999	2007	$1.900433	$1.948785	702,828.504
	2006	$1.658034	$1.900433	476,841.074
	2005	$1.457652	$1.658034	402,565.262
	2004	$1.256983	$1.457652	157,920.000
	2003	$1.000000	$1.256983	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2008	$1.794400	$1.038842	179,810.715
Subaccount Inception Date December 13, 1999	2007	$1.720937	$1.794400	307,095.641
	2006	$1.535967	$1.720937	367,271.814
	2005	$1.422000	$1.535967	511,715.949
	2004	$1.308266	$1.422000	238,358.000
	2003	$1.000000	$1.308266	29,056.007

36

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Service Class(2)	2008	$1.479037	$0.865046	211,252.033
Subaccount Inception Date October 9, 2000	2007	$1.510961	$1.479037	261,138.569
	2006	$1.399271	$1.510961	349,088.454
	2005	$1.342283	$1.399271	400,138.925
	2004	$1.247408	$1.342283	313,547.000
	2003	$1.000000	$1.247408	46,242.033
Transamerica Capital Guardian Value VP – Service Class	2008	$1.623781	$0.962466	233,549.234
Subaccount Inception Date December 13, 1999	2007	$1.767982	$1.623781	316,960.725
	2006	$1.547996	$1.767982	469,610.318
	2005	$1.465077	$1.547996	486,213.945
	2004	$1.280900	$1.465077	347,934.000
	2003	$1.000000	$1.280900	18,237.899
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$2.339523	$1.322060	204,950.205
Subaccount Inception Date May 1, 2002	2007	$2.557346	$2.339523	350,964.482
	2006	$1.833468	$2.557346	413,814.645
	2005	$1.648190	$1.833468	221,506.903
	2004	$1.265770	$1.648190	191,823.000
	2003	$1.000000	$1.265770	21,080.988
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.551699	$0.952735	136,602.147
Subaccount Inception Date December 13, 1999	2007	$1.513862	$1.551699	212,284.269
	2006	$1.339793	$1.513862	209,183.204
	2005	$1.320935	$1.339793	210,485.131
	2004	$1.214100	$1.320935	108,244.000
	2003	$1.000000	$1.214100	8,021.913
Transamerica Jennison Growth VP– Service Class	2008	$1.566318	$0.968070	74,203.944
Subaccount Inception Date December 13, 1999	2007	$1.432338	$1.566318	84,439.178
	2006	$1.434388	$1.432338	80,209.744
	2005	$1.285592	$1.434388	86,686.977
	2004	$1.201599	$1.285592	81,977.000
	2003	$1.000000	$1.201599	21,860.345
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.601232	$0.998584	133,436.617
Subaccount Inception Date December 13, 1999	2007	$1.617051	$1.601232	226,472.796
	2006	$1.390848	$1.617051	287,510.460
	2005	$1.363239	$1.390848	221,435.614
	2004	$1.273838	$1.363239	149,092.000
	2003	$1.000000	$1.273838	9,134.125
Transamerica MFS High Yield VP – Service Class	2008	$1.264393	$0.926167	218,662.078
Subaccount Inception Date December 13, 1999	2007	$1.264794	$1.264393	795,496.012
	2006	$1.163353	$1.264794	379,937.913
	2005	$1.166138	$1.163353	416,362.883
	2004	$1.083621	$1.166138	614,622.000
	2003	$1.000000	$1.083621	284,139.839
Transamerica MFS International Equity VP – Service Class	2008	$2.009631	$1.273010	157,766.097
Subaccount Inception Date May 1, 2001	2007	$1.878409	$2.009631	314,826.154
	2006	$1.554838	$1.878409	243,834.908
	2005	$1.407206	$1.554838	66,180.836
	2004	$1.253529	$1.407206	67,886.000
	2003	$1.000000	$1.253529	19,846.953

37

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(3)	2008	$1.698730	$0.982764	471,511.875
Subaccount Inception Date December 13, 1999	2007	$1.438905	$1.698730	663,764.457
	2006	$1.392235	$1.438905	571,056.967
	2005	$1.309045	$1.392235	424,928.596
	2004	$1.188997	$1.309045	150,959.000
	2003	$1.000000	$1.188997	17,206.874
Transamerica PIMCO Total Return VP – Service Class	2008	$1.131233	$1.077549	1,418,112.767
Subaccount Inception Date May 1, 2002	2007	$1.057979	$1.131233	1,543,968.779
	2006	$1.036061	$1.057979	1,188,010.111
	2005	$1.033136	$1.036061	823,037.297
	2004	$1.008725	$1.033136	832,492.000
	2003	$1.000000	$1.008725	112,375.689
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.648820	$1.033859	273,957.920
Subaccount Inception Date December 13, 1999	2007	$1.628048	$1.648820	510,050.683
	2006	$1.395433	$1.628048	458,161.609
	2005	$1.367721	$1.395433	422,752.905
	2004	$1.214806	$1.367721	550,947.000
	2003	$1.000000	$1.214806	48,841.403
Transamerica T. Rowe Price Growth Stock VP – Service Class	2008	$1.624420	$0.917912	188,634.454
Subaccount Inception Date December 13, 1999	2007	$1.508150	$1.624420	281,010.753
	2006	$1.356284	$1.508150	150,551.110
	2005	$1.303124	$1.356284	273,351.215
	2004	$1.210280	$1.303124	216,913.000
	2003	$1.000000	$1.210280	69,323.634
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.703672	$1.064746	280,177.839
Subaccount Inception Date December 13, 1999	2007	$1.586516	$1.703672	453,018.375
	2006	$1.562046	$1.586516	506,330.352
	2005	$1.439612	$1.562046	607,442.291
	2004	$1.330301	$1.439612	339,690.000
	2003	$1.000000	$1.330301	44,115.959
Transamerica Templeton Global VP – Service Class(1)	2008	$1.500336	$0.828411	142,630.360
Subaccount Inception Date December 13, 1999	2007	$1.327814	$1.500336	243,974.802
	2006	$1.140576	$1.327814	83,038.410
	2005	$1.082236	$1.140576	78,284.068
	2004	$1.204345	$1.082236	72,007.000
	2003	$1.000000	$1.204345	2,168.392
Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036485	0.000
Transamerica Balanced VP – Service Class	2008	$1.507293	$0.998763	462,952.454
Subaccount Inception Date May 1, 2002	2007	$1.352856	$1.507293	532,488.909
	2006	$1.265831	$1.352856	177,780.024
	2005	$1.194852	$1.265831	101,220.960
	2004	$1.096549	$1.194852	134,463.000
	2003	$1.000000	$1.096549	1,918.821
Transamerica Convertible Securities VP – Service Class	2008	$1.646106	$1.019159	346,274.373
Subaccount Inception Date May 1, 2002	2007	$1.416092	$1.646106	733,366.439
	2006	$1.302121	$1.416092	788,817.200
	2005	$1.279529	$1.302121	581,684.314
	2004	$1.152255	$1.279529	547,609.000
	2003	$1.000000	$1.152255	126,073.200

38

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Service Class	2008	$1.907006	$1.008706	378,701.138
Subaccount Inception Date December 13, 1999	2007	$1.672260	$1.907006	561,288.626
	2006	$1.569849	$1.672260	957,035.425
	2005	$1.373635	$1.569849	678,347.258
	2004	$1.208906	$1.373635	331,709.000
	2003	$1.000000	$1.208906	41,095.322
Transamerica Growth Opportunities VP – Service Class	2008	$2.027205	$1.174087	132,978.466
Subaccount Inception Date May 1, 2001	2007	$1.680725	$2.027205	259,656.959
	2006	$1.630219	$1.680725	214,192.542
	2005	$1.430744	$1.630219	297,129.761
	2004	$1.249566	$1.430744	299,196.000
	2003	$1.000000	$1.249566	0.000
Transamerica Money Market VP – Service Class	2008	$1.047028	$1.051231	10,001,098.042
Subaccount Inception Date December 13, 1999	2007	$1.016973	$1.047028	5,501,489.863
	2006	$0.990442	$1.016973	2,664,758.760
	2005	$0.981927	$0.990442	1,547,186.807
	2004	$0.991686	$0.981927	929,674.000
	2003	$1.000000	$0.991686	611,595.739
Transamerica Science & Technology VP – Service Class	2008	$1.779066	$0.893866	58,943.087
Subaccount Inception Date May 1, 2001	2007	$1.366303	$1.779066	134,283.739
	2006	$1.379640	$1.366303	104,150.648
	2005	$1.378104	$1.379640	100,989.305
	2004	$1.303765	$1.378104	108,125.000
	2003	$1.000000	$1.303765	5,646.191
Transamerica Small/Mid Cap Value VP – Service Class
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.659927	6,270.818
Transamerica U.S. Government Securities VP – Service Class	2008	$1.061365	$1.120408	1,113,858.707
Subaccount Inception Date December 13, 1999	2007	$1.021007	$1.061365	482,437.684
	2006	$1.007992	$1.021007	17,439.551
	2005	$1.005657	$1.007992	34,879.101
	2004	$0.994431	$1.005657	41,131.074
	2003	$1.000000	$0.994431	82,663.000
Transamerica Value Balanced VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714247	5,909.007
Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816459	28,682.298
Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.00000	$0.720567	0.000
Transamerica Van Kampen Active International Allocation VP – Service	2008	$2.283791	$1.367995	378,242.175
Class	2007	$2.016043	$2.283791	618,113.187
Subaccount Inception Date December 13, 1999	2006	$1.665142	$2.016043	420,770.385
	2005	$1.491214	$1.665142	328,239.473
	2004	$1.311295	$1.491214	8,535.000
	2003	$1.000000	$1.311295	224.817
Transamerica Van Kampen Large Cap Core VP – Service Class(2)	2008	$1.578048	$0.896283	78,276.870
Subaccount Inception Date December 13, 1999	2007	$1.473996	$1.578048	88,345.122
	2006	$1.362620	$1.473996	112,109.778
	2005	$1.270500	$1.362620	72,400.758
	2004	$1.148860	$1.270500	69,797.000
	2003	$1.000000	$1.148860	3,561.452

39

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.703148	$0.896457	122,015.897
Subaccount Inception Date May 1, 2001	2007	$1.417812	$1.703148	126,046.653
	2006	$1.316316	$1.417812	59,887.004
	2005	$1.248019	$1.316316	59,802.612
	2004	$1.187770	$1.248019	54,877.000
	2003	$1.000000	$1.187770	13,611.048
PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.061365	$1.120408	11,749,465.204
Subaccount Inception Date December 13, 1999	2007	$1.021007	$1.061365	396,411.129
	2006	$1.007992	$1.021007	0.000
	2005	$1.005657	$1.007992	0.000
	2004	$0.994431	$1.005657	0.000
	2003	$1.000000	$0.994431	0.000
AIM V.I. Basic Value Fund – Series II Shares	2008	$1.236922	$0.584622	4,001,591.249
Subaccount Inception Date May 1, 2002	2007	$1.241756	$1.236922	4,948,441.923
	2006	$1.118660	$1.241756	6,086,696.959
	2005	$1.079577	$1.118660	7,063,154.195
	2004	$0.991093	$1.079577	8,529,674.000
	2003	$0.756547	$0.991093	8,449,207.284
	2002	$1.000000	$0.756547	5,866,259.794
AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.283006	$0.723394	843,187.428
Subaccount Inception Date May 1, 2002	2007	$1.168487	$1.283006	1,273,247.884
	2006	$1.120967	$1.168487	1,281,633.501
	2005	$1.050411	$1.120967	1,129,209.453
	2004	$1.005183	$1.050411	1,279,115.000
	2003	$0.791715	$1.005183	1,093,316.298
	2002	$1.000000	$0.791715	621,815.721
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012647	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.220699	$0.711425	8,728,683.614
Subaccount Inception Date May 1, 2001	2007	$1.184597	$1.220699	11,490,946.747
	2006	$1.030286	$1.184597	14,722,056.396
	2005	$1.002212	$1.030286	17,354,777.023
	2004	$0.916899	$1.002212	21,526,012.000
	2003	$0.705776	$0.916899	25,741,406.569
	2002	$0.923843	$0.705776	24,544,490.492
	2001	$1.000000	$0.923843	9,379,882.589
AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$0.921511	$0.544975	4,700,114.605
Subaccount Inception Date May 1, 2001	2007	$0.825357	$0.921511	6,252,703.104
	2006	$0.845174	$0.825357	7,747,363.711
	2005	$0.748770	$0.845174	8,815,008.919
	2004	$0.703224	$0.748770	9,159,759.000
	2003	$0.579992	$0.703224	10,613,051.855
	2002	$0.853340	$0.579992	10,310,971.412
	2001	$1.000000	$0.853340	4,869,043.939
Fidelity – VIP Balanced Portfolio – Service Class 2
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664509	6,260.607

40

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
Fidelity - VIP Contrafund® Portfolio – Service Class 2	2008	$1.451677	$0.817570	18,090,305.232
Subaccount Inception Date May 1, 2000	2007	$1.259313	$1.451677	21,776,573.556
	2006	$1.149842	$1.259313	25,631,023.153
	2005	$1.002939	$1.149842	28,396,875.206
	2004	$0.886197	$1.002939	26,517,376.000
	2003	$0.703369	$0.886197	24,045,118.452
	2002	$0.791719	$0.703369	20,713,389.339
	2001	$0.920429	$0.791719	8,751,224.818
	2000	$1.000000	$0.920429	353,301.404
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2008	$1.394918	$0.783929	10,316,128.352
Subaccount Inception Date May 1, 2000	2007	$1.401626	$1.394918	13,253,464.887
	2006	$1.189107	$1.401626	13,422,468.304
	2005	$1.146026	$1.189107	14,520,800.502
	2004	$1.048363	$1.146026	17,140,734.000
	2003	$0.820348	$1.048363	17,958,098.374
	2002	$1.007541	$0.820348	16,661,283.751
	2001	$1.081814	$1.007541	7,093,277.357
	2000	$1.000000	$1.081814	171,843.708
Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.058601	$0.548155	5,871,562.339
Subaccount Inception Date May 1, 2001	2007	$0.850486	$1.058601	7,141,878.311
	2006	$0.811959	$0.850486	7,587,710.281
	2005	$0.783046	$0.811959	9,310,042.981
	2004	$0.772663	$0.783046	10,180,607.000
	2003	$0.593146	$0.772663	12,168,564.241
	2002	$0.865865	$0.593146	9,029,212.659
	2001	$1.000000	$0.865865	2,699,493.342
Fidelity - VIP Growth Opportunities Portfolio – Service Class 2	2008	$0.969019	$0.427214	854,771.348
Subaccount Inception Date May 1, 2000	2007	$0.802292	$0.969019	942,826.510
	2006	$0.776551	$0.802292	1,146,055.999
	2005	$0.727019	$0.776551	1,393,415.346
	2004	$0.692087	$0.727019	1,786,743.000
	2003	$0.544174	$0.692087	2,070,324.341
	2002	$0.709957	$0.544174	2,244,518.530
	2001	$0.846377	$0.709957	1,259,394.653
	2000	$1.000000	$0.846377	171,659.120
Fidelity - VIP Mid Cap Portfolio – Service Class 2	2008	$2.254217	$1.337877	15,569,875.501
Subaccount Inception Date May 1, 2000	2007	$1.988829	$2.254217	19,841,907.404
	2006	$1.800260	$1.988829	24,571,018.193
	2005	$1.552048	$1.800260	29,660,998.063
	2004	$1.266905	$1.552048	30,902,013.000
	2003	$0.932399	$1.266905	31,291,510.142
	2002	$1.054427	$0.932399	28,701,583.575
	2001	$1.112079	$1.054427	11,346,046.582
	2000	$1.000000	$1.112079	526,554.998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.537212	$0.735889	4,825,439.323
Subaccount Inception Date May 1, 2002	2007	$1.483542	$1.537212	6,057,904.279
	2006	$1.301136	$1.483542	6,876,264.562
	2005	$1.292475	$1.301136	7,488,217.024
	2004	$1.155272	$1.292475	8,785,647.000
	2003	$0.746970	$1.155272	8,687,915.216
	2002	$1.000000	$0.746970	4,598,590.397
Franklin Income Securities Fund - Class 2	2008	$0.968163	$0.669279	2,900,284.769
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.968163	1,171,282.151

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2008	$0.962219	$0.594697	1,150,459.755
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.962219	1,406,943.475
Templeton Foreign Securities Fund – Class 2	2008	$1.066624	$0.624957	1,856,604.448
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.066624	1,342,336.291
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989970	0.000
Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$0.711839	$0.392742	7,995,672.132
Subaccount Inception Date October 9, 2000	2007	$0.594999	$0.711839	9,943,004.580
	2006	$0.534291	$0.594999	9,936,795.222
	2005	$0.485242	$0.534291	11,204,073.252
	2004	$0.409845	$0.485242	13,276,809.000
	2003	$0.309434	$0.409845	13,699,983.571
	2002	$0.438010	$0.309434	12,880,112.897
	2001	$0.737868	$0.438010	6,477,053.211
	2000	$1.000000	$0.737868	240,469.757
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares(6)	2008	$1.399365	$0.991570	956,729.485
Subaccount Inception Date October 9, 2000	2007	$1.328695	$1.399365	1,378,983.991
	2006	$1.174896	$1.328695	1,794,366.447
	2005	$1.086698	$1.174896	2,272,154.590
	2004	$0.938690	$1.086698	3,110,338.000
	2003	$0.676351	$0.938690	3,641,262.255
	2002	$0.898686	$0.676351	3,947,482.522
	2001	$0.998150	$0.898686	2,792,206.981
	2000	$1.000000	$0.998150	241,985.580
Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$0.794959	$0.431170	8,386,491.992
Subaccount Inception Date October 9, 2000	2007	$0.739676	$0.794959	12,472,875.925
	2006	$0.638122	$0.739676	13,303,733.989
	2005	$0.615015	$0.638122	13,545,548.336
	2004	$0.598703	$0.615015	15,805,659.000
	2003	$0.492540	$0.598703	18,532,086.151
	2002	$0.674597	$0.492540	18,555,207.362
	2001	$0.887128	$0.674597	8,916,336.181
	2000	$1.000000	$0.887128	607,065.813
MFS New Discovery Series – Service Class	2008	$1.175024	$0.698378	1,824,606.977
Subaccount Inception Date May 1, 2002	2007	$1.169387	$1.175024	2,136,715.364
	2006	$1.053572	$1.169387	2,254,762.453
	2005	$1.020614	$1.053572	2,437,777.752
	2004	$0.977809	$1.020614	2,693,115.000
	2003	$0.745636	$0.977809	3,610,822.460
	2002	$1.000000	$0.745636	2,019,746.202
MFS Total Return Series – Service Class	2008	$1.287474	$0.982825	6,249,561.913
Subaccount Inception Date May 1, 2002	2007	$1.260526	$1.287474	7,156,713.498
	2006	$1.044258	$1.260526	7,839,770.204
	2005	$0.915929	$1.044258	7,888,743.334
	2004	$1.000000	$0.915929	3,457,470.907
	2003	$0.915929	$1.044258	7,888,743.334
	2002	$1.000000	$0.915929	3,457,470.907

42

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class	2008	$1.230847	$0.764680	5,433,616.287
Subaccount Inception Date May 1, 2001	2007	$1.266624	$1.230847	6,975,057.513
	2006	$1.076804	$1.266624	7,424,448.079
	2005	$1.051975	$1.076804	9,204,403.328
	2004	$0.939688	$1.051975	11,387,031.000
	2003	$0.742390	$0.939688	12,259,585.784
	2002	$0.937048	$0.742390	9,000,842.405
	2001	$1.000000	$0.937048	2,452,587.733
Transamerica Asset Allocation - Conservative VP – Initial Class	2008	$1.355133	$1.049665	29,252,549.870
Subaccount Inception Date May 1, 2002	2007	$1.296226	$1.355133	26,772,941.005
	2006	$1.205026	$1.296226	28,803,075.550
	2005	$1.165649	$1.205026	29,260,957.661
	2004	$1.081088	$1.165649	32,662,557.000
	2003	$0.894928	$1.081088	32,965,140.953
	2002	$1.000000	$0.894928	14,853,733.512
Transamerica Asset Allocation - Growth VP – Initial Class	2008	$1.538689	$0.912788	36,966,649.404
Subaccount Inception Date May 1, 2002	2007	$1.453068	$1.538689	42,713,622.006
	2006	$1.278714	$1.453068	48,041,894.533
	2005	$1.159151	$1.278714	38,664,622.908
	2004	$1.032962	$1.159151	27,286,980.000
	2003	$0.803540	$1.032962	17,155,866.975
	2002	$1.000000	$0.803540	8,833,701.207
Transamerica Asset Allocation - Moderate VP – Initial Class	2008	$1.428931	$1.039650	45,575,288.904
Subaccount Inception Date May 1, 2002	2007	$1.346920	$1.428931	50,880,599.546
	2006	$1.229314	$1.346920	63,730,003.622
	2005	$1.164113	$1.229314	67,363,897.010
	2004	$1.063371	$1.164113	70,732,629.000
	2003	$0.866497	$1.063371	64,981,989.104
	2002	$1.000000	$0.866497	25,372,940.967
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2008	$1.496470	$0.988804	50,194,533.109
Subaccount Inception Date May 1, 2002	2007	$1.412475	$1.496470	67,211,453.727
	2006	$1.262473	$1.412475	76,778,320.596
	2005	$1.168682	$1.262473	73,142,192.497
	2004	$1.047320	$1.168682	64,168,215.000
	2003	$0.837975	$1.047320	51,260,086.194
	2002	$1.000000	$0.837975	20,766,948.075
Transamerica BlackRock Large Cap Value VP – Initial Class	2008	$1.921086	$1.248110	7,578,002.629
Subaccount Inception Date December 13, 1999	2007	$1.868242	$1.921086	8,657,095.007
	2006	$1.625748	$1.868242	10,108,085.653
	2005	$1.426694	$1.625748	10,479,700.420
	2004	$1.226732	$1.426694	9,371,010.000
	2003	$0.961763	$1.226732	10,058,174.263
	2002	$1.140711	$0.961763	10,847,793.131
	2001	$1.182162	$1.140711	5,175,898.347
	2000	$1.044142	$1.182162	509,957.335
	1999	$1.000000	$1.044142	1,000.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Initial Class	2008	$1.177412	$0.683767	9,438,311.871
Subaccount Inception Date December 13, 1999	2007	$1.127063	$1.177412	11,333,550.604
	2006	$1.003092	$1.127063	14,444,199.355
	2005	$0.926314	$1.003092	17,072,321.224
	2004	$0.850087	$0.926314	18,521,857.000
	2003	$0.628576	$0.850087	16,179,176.694
	2002	$0.794698	$0.628576	10,831,242.694
	2001	$0.902170	$0.794698	5,785,007.216
	2000	$1.085224	$0.902170	2,388,057.421
	1999	$1.000000	$1.085224	1,000.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2008	$1.148624	$0.673155	9,719,114.460
Subaccount Inception Date October 9, 2000	2007	$1.170636	$1.148624	12,066,443.601
	2006	$1.081745	$1.170636	14,753,978.886
	2005	$1.035323	$1.081745	18,462,635.099
	2004	$0.959739	$1.035323	21,547,171.000
	2003	$0.715394	$0.959739	22,141,012.381
	2002	$0.955264	$0.715394	18,180,905.963
	2001	$1.006125	$0.955264	8,309,030.401
	2000	$1.000000	$1.006125	390,573.905
Transamerica Capital Guardian Value VP – Initial Class	2008	$1.446174	$0.859576	15,147,641.299
Subaccount Inception Date December 13, 1999	2007	$1.570312	$1.446174	18,987,277.963
	2006	$1.371455	$1.570312	24,148,082.180
	2005	$1.295504	$1.371455	30,465,940.153
	2004	$1.129554	$1.295504	35,657,605.000
	2003	$0.853999	$1.129554	36,533,440.925
	2002	$1.095763	$0.853999	34,378,509.201
	2001	$1.045639	$1.095763	18,236,786.748
	2000	$1.007713	$1.045639	1,089,161.033
	1999	$1.000000	$1.007713	1,000.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$2.311196	$1.308707	4,139,735.641
Subaccount Inception Date May 1, 2002	2007	$2.520905	$2.311196	5,542,876.550
	2006	$1.802775	$2.520905	7,890,644.091
	2005	$1.616436	$1.802775	7,401,947.752
	2004	$1.237976	$1.616436	8,059,439.000
	2003	$0.927991	$1.237976	8,970,356.424
	2002	$1.000000	$0.927991	5,352,055.101
Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$0.948152	$0.583751	7,131,225.733
Subaccount Inception Date December 13, 1999	2007	$0.922959	$0.948152	8,550,723.193
	2006	$0.814375	$0.922959	9,651,493.666
	2005	$0.800880	$0.814375	11,949,984.555
	2004	$0.734037	$0.800880	17,189,341.000
	2003	$0.579220	$0.734037	21,659,391.072
	2002	$0.781570	$0.579220	20,984,940.873
	2001	$0.903591	$0.781570	9,975,207.899
	2000	$1.032110	$0.903591	2,922,528.254
	1999	$1.000000	$1.032110	1,000.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class	2008	$0.791744	$0.490123	4,053,693.093
Subaccount Inception Date December 13, 1999	2007	$0.722484	$0.791744	5,053,347.713
	2006	$0.720941	$0.722484	7,131,594.915
	2005	$0.644640	$0.720941	7,852,046.611
	2004	$0.601086	$0.644640	8,280,159.000
	2003	$0.474947	$0.601086	9,192,783.681
	2002	$0.697794	$0.474947	9,798,634.842
	2001	$0.871768	$0.697794	4,791,920.564
	2000	$1.003139	$0.871768	399,841.857
	1999	$1.000000	$1.003139	1,000.000
Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.512364	$0.945762	12,953,953.811
Subaccount Inception Date December 13, 1999	2007	$1.523207	$1.512364	16,605,082.292
	2006	$1.307215	$1.523207	22,491,194.207
	2005	$1.277918	$1.307215	27,895,326.630
	2004	$1.191435	$1.277918	32,615,294.000
	2003	$0.896966	$1.191435	35,939,950.447
	2002	$1.212295	$0.896966	35,172,905.550
	2001	$1.208438	$1.212295	20,164,471.818
	2000	$1.039339	$1.208438	1,614,373.543
	1999	$1.000000	$1.039339	1,000.000
Transamerica MFS High Yield VP – Initial Class	2008	$1.293742	$0.951028	6,839,007.551
Subaccount Inception Date December 13, 1999	2007	$1.292548	$1.293742	8,055,265.676
	2006	$1.185348	$1.292548	11,241,956.971
	2005	$1.184549	$1.185348	14,166,085.099
	2004	$1.098078	$1.184549	19,153,510.000
	2003	$0.948940	$1.098078	20,883,651.999
	2002	$0.945935	$0.948940	16,339,103.470
	2001	$0.927487	$0.945935	7,396,347.346
	2000	$0.995199	$0.927487	362,385.527
	1999	$1.000000	$0.995199	1,000.000
Transamerica MFS International Equity VP – Initial Class	2008	$1.268785	$0.806842	9,325,225.932
Subaccount Inception Date May 1, 2001	2007	$1.182850	$1.268785	11,596,711.314
	2006	$0.977904	$1.182850	13,963,877.718
	2005	$0.881555	$0.977904	13,748,170.277
	2004	$0.784500	$0.881555	14,443,837.000
	2003	$0.637090	$0.784500	14,832,851.149
	2002	$0.831278	$0.637090	4,005,557.405
	2001	$1.000000	$0.831278	565,398.002
Transamerica Marsico Growth VP – Initial Class	2008	$1.039478	$0.603243	4,269,744.480
Subaccount Inception Date December 13, 1999	2007	$0.878511	$1.039478	5,677,022.127
	2006	$0.848358	$0.878511	6,201,837.745
	2005	$0.794937	$0.848358	7,663,519.710
	2004	$0.720611	$0.794937	6,761,988.000
	2003	$0.580341	$0.720611	7,881,457.735
	2002	$0.797799	$0.580341	7,041,292.229
	2001	$0.945062	$0.797799	6,740,082.954
	2000	$1.045413	$0.945062	919,451.682
	1999	$1.000000	$1.045413	1,000.000
Transamerica PIMCO Total Return VP – Initial Class	2008	$1.225779	$1.171002	18,259,032.821
Subaccount Inception Date May 1, 2002	2007	$1.144889	$1.225779	17,090,597.296
	2006	$1.117804	$1.144889	19,578,765.051
	2005	$1.111425	$1.117804	21,409,674.847
	2004	$1.082286	$1.111425	22,596,294.000
	2003	$1.049753	$1.082286	24,866,413.872
	2002	$1.000000	$1.049753	22,382,341.571

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class	2008	$1.623511	$1.021551	16,432,936.099
Subaccount Inception Date December 13, 1999	2007	$1.599039	$1.623511	20,986,257.330
	2006	$1.367617	$1.599039	27,051,009.776
	2005	$1.336571	$1.367617	35,469,457.898
	2004	$1.184550	$1.336571	38,375,192.000
	2003	$0.959683	$1.184550	38,113,905.779
	2002	$1.120006	$0.959683	31,711,144.868
	2001	$1.115513	$1.120006	14,745,919.503
	2000	$1.010544	$1.115513	1,356,224.407
	1999	$1.000000	$1.010544	1,000.000
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2008	$1.208036	$0.684065	8,943,467.129
Subaccount Inception Date December 13, 1999	2007	$1.118435	$1.208036	11,497,290.495
	2006	$1.003649	$1.118435	14,409,225.795
	2005	$0.961892	$1.003649	17,925,416.780
	2004	$0.890952	$0.961892	19,163,653.000
	2003	$0.693275	$0.890952	20,346,528.693
	2002	$0.913937	$0.693275	18,810,455.004
	2001	$1.033869	$0.913937	8,263,896.440
	2000	$1.057273	$1.033869	1,715,075.567
	1999	$1.000000	$1.057273	1,000.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$1.100262	$0.689272	9,233,445.111
Subaccount Inception Date December 13, 1999	2007	$1.021465	$1.100262	11,562,374.402
	2006	$1.003308	$1.021465	14,893,054.114
	2005	$0.922895	$1.003308	19,428,189.321
	2004	$0.850879	$0.922895	21,282,748.000
	2003	$0.616618	$0.850879	24,243,423.670
	2002	$0.863607	$0.616618	17,338,733.363
	2001	$0.973385	$0.863607	5,846,435.230
	2000	$1.081865	$0.973385	870,777.978
	1999	$1.000000	$1.081865	1,000.000
Transamerica Templeton Global VP – Initial Class	2008	$0.885000	$0.489877	3,167,327.327
Subaccount Inception Date December 13, 1999	2007	$0.781445	$0.885000	4,576,820.509
	2006	$0.669319	$0.781445	5,850,855.837
	2005	$0.633666	$0.669319	6,224,099.268
	2004	$0.745472	$0.633666	1,784,880.000
	2003	$0.598527	$0.745472	2,842,327.915
	2002	$0.775925	$0.598527	2,313,843.058
	2001	$0.949462	$0.775925	1,500,180.507
	2000	$1.000000	$0.949462	52,080.280
Transamerica Balanced VP – Initial Class	2008	$1.457383	$0.968166	4,117,756.172
Subaccount Inception Date May 1, 2002	2007	$1.305417	$1.457383	4,541,690.885
	2006	$1.217144	$1.305417	3,716,516.400
	2005	$1.147047	$1.217144	3,965,041.520
	2004	$1.050040	$1.147047	4,315,546.000
	2003	$0.938053	$1.050040	4,391,224.959
	2002	$1.000000	$0.938053	2,548,131.921
Transamerica Convertible Securities VP – Initial Class	2008	$1.615723	$1.002342	2,841,610.874
Subaccount Inception Date May 1, 2002	2007	$1.385886	$1.615723	3,404,235.335
	2006	$1.271504	$1.385886	3,360,178.313
	2005	$1.245338	$1.271504	3,171,680.981
	2004	$1.119642	$1.245338	3,279,033.000
	2003	$0.921246	$1.119642	2,403,716.541
	2002	$1.000000	$0.921246	739,462.454

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$1.289990	$0.684479	27,184,155.405
Subaccount Inception Date December 13, 1999	2007	$1.128847	$1.289990	32,577,682.372
	2006	$1.056485	$1.128847	42,371,477.438
	2005	$0.922387	$1.056485	39,909,716.070
	2004	$0.810465	$0.922387	46,826,015.000
	2003	$0.628416	$0.810465	39,342,889.868
	2002	$0.822338	$0.628416	38,256,209.552
	2001	$1.015903	$0.822338	21,634,764.125
	2000	$1.145372	$1.015903	4,023,804.760
	1999	$1.000000	$1.145372	1,000.000
Transamerica Growth Opportunities VP – Initial Class	2008	$1.963369	$1.140181	4,859,331.401
Subaccount Inception Date May 1, 2001	2007	$1.623189	$1.963369	6,960,391.891
	2006	$1.571345	$1.623189	8,108,529.918
	2005	$1.375532	$1.571345	10,164,528.619
	2004	$1.200115	$1.375532	12,108,881.000
	2003	$0.930632	$1.200115	5,943,084.538
	2002	$1.105094	$0.930632	5,465,071.476
	2001	$1.000000	$1.105094	1,379,589.734
Transamerica Money Market – Initial Class	2008	$1.117314	$1.124315	28,475,015.958
Subaccount Inception Date December 13, 1999	2007	$1.082524	$1.117314	19,430,866.337
	2006	$1.051661	$1.082524	17,799,600.207
	2005	$1.040022	$1.051661	17,490,659.780
	2004	$1.047750	$1.040022	19,891,078.000
	2003	$1.058245	$1.047750	29,588,769.425
Transamerica Science & Technology VP – Initial Class	2008	$0.961222	$0.485580	2,172,706.898
Subaccount Inception Date May 1, 2001	2007	$0.736791	$0.961222	3,136,689.256
	2006	$0.742199	$0.736791	2,802,798.310
	2005	$0.739901	$0.742199	3,579,609.811
	2004	$0.696727	$0.739901	5,879,871.000
	2003	$0.469618	$0.696727	4,971,923.404
	2002	$0.772207	$0.469618	2,761,913.884
	2001	$1.000000	$0.772207	28,485,526.864
Transamerica Small/Mid Cap Value VP – Initial Class	2008	$3.021574	$1.755887	9,060,430.899
Subaccount Inception Date December 13, 1999	2007	$2.464912	$3.021574	11,477,502.270
	2006	$2.124396	$2.464912	14,972,574.463
	2005	$1.903339	$2.124396	18,886,604.856
	2004	$1.664631	$1.903339	22,149,074.000
	2003	$0.887551	$1.664631	25,525,830.375
	2002	$1.491874	$0.887551	28,239,277.961
	2001	$1.178786	$1.491874	15,648,828.340
	2000	$1.080284	$1.178786	2,134,959.549
	1999	$1.000000	$1.080284	1,000.000
Transamerica U.S. Government Securities VP – Initial Class	2008	$1.250969	$1.323586	16,984,896.137
Subaccount Inception Date December 13, 1999	2007	$1.200371	$1.250969	12,394,724.854
	2006	$1.182629	$1.200371	14,201,371.418
	2005	$1.177019	$1.182629	18,889,640.170
	2004	$1.159469	$1.177019	23,548,741.000
	2003	$1.145993	$1.159469	31,447,306.458
	2002	$1.101974	$1.145993	33,853,368.099
	2001	$1.066980	$1.101974	17,111,632.532
	2000	$0.985468	$1.066980	286,206.168
	1999	$1.000000	$0.985468	1,000.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$1.230349	$0.739576	9,537,103.319
Subaccount Inception Date December 13, 1999	2007	$1.083006	$1.230349	12,427,484.982
	2006	$0.892178	$1.083006	13,767,904.805
	2005	$0.797730	$0.892178	12,999,886.637
	2004	$0.699515	$0.797730	9,093,759.000
	2003	$0.535920	$0.699515	6,993,256.084
	2002	$0.656772	$0.535920	6,917,367.160
	2001	$0.867514	$0.656772	3,968,986.008
	2000	$1.079826	$0.867514	1,851,974.432
	1999	$1.000000	$1.079826	1,000.000
Transamerica Van Kampen Large Cap Core VP – Initial Class	2008	$1.190446	$0.677560	8,752,720.003
Subaccount Inception Date December 13, 1999	2007	$1.108831	$1.190446	10,616,230.580
	2006	$1.022523	$1.108831	13,385839.290
	2005	$0.950838	$1.022523	16,899,056.152
	2004	$0.858084	$0.950838	21,914,585.000
	2003	$0.721061	$0.858084	23,358,311.939
	2002	$0.877419	$0.721061	24,379,905.704
	2001	$0.960707	$0.877419	16,918,734.305
	2000	$1.039095	$0.960707	4,665,391.166
	1999	$1.000000	$1.039095	1,000.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$0.964743	$0.509211	6,059,275.946
Subaccount Inception Date May 1, 2001	2007	$0.801180	$0.964743	7,343,228.873
	2006	$0.741699	$0.801180	8,809,235.436
	2005	$0.701676	$0.741699	9,935,220.086
	2004	$0.666395	$0.701676	11,640,075.000
	2003	$0.529075	$0.666395	12,836,754.604
	2002	$0.000	$0.529075	11,355,552.501
	2001	$1.000000	$0.000	3,799,921.981

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.688746	0.000
Transamerica Asset Allocation – Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.796207	6,317,972.100
Transamerica Asset Allocation – Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.667413	895,632.249
Transamerica Asset Allocation – Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.766792	14,525,044.665
Transamerica Asset Allocation – Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.718064	33,447,209.633
Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.686559	8,377,050.110
Transamerica BlackRock Large Cap Value VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.730649	23,530.102
Transamerica Capital Guardian Global VP – Service Class(1) Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.651418	4,971.933
Transamerica Capital Guardian U.S. Equity VP – Service Class(2) Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.647320	27,582.727

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.655903	3,148.922
Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.632208	530.541
Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.690332	0.000
Transamerica Jennison Growth VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.699909	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.689156	0.000
Transamerica MFS High Yield VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.754457	0.000
Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.713341	30,244.316
Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.662124	0.000
Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.920505	2,016,890.588
Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.691466	15,995.346
Transamerica T. Rowe Price Growth Stock VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.645553	21,368.479
Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.715068	18,914.294
Transamerica Templeton Global VP – Service Class(1) Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.626917	3,112.476
Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036627	0.000
Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.735067	757,454.415
Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.685489	2,442.079
Transamerica Equity VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.608782	0.000
Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.664066	0.000
Transamerica Money Market VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.003592	1,499,328.840
Transamerica Science & Technology VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.626337	0.000
Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.660541	23,183.638
Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.033204	872,719.436
Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714712	100,430.893

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817007	257,385.854
Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721052	1,346,647.630
Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.678678	518.125
Transamerica Van Kampen Large Cap Core VP – Service Class(2) Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.639823	3,016.574
Transamerica Van Kampen Mid-Cap Growth VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.611350	0.000
PAM Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.033204	241,308.630
AIM V.I. Basic Value Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.530309	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.653945	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012783	33,981.111
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.650077	23,648.102
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.680726	0.000
Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664950	806,851.377
Fidelity – VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.641644	75,231.171
Fidelity – VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.636875	8,502.933
Fidelity – VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.594306	20,760.341
Fidelity – VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.671795	9,267.438
Fidelity – VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.559463	8,638.591
Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.729760	160,393.849
Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.682487	10,180.512
Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.659735	1,855.065
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990107	0.000
Janus Aspen – Enterprise Portfolio – Service Shares(4) Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.635920	1,178.810

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares(5) Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.615104	22,805.490
MFS New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.684986	0.000
MFS Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.808242	2,698.359

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class	2008	$1.247137	$0.776339	30,283.540
Subaccount Inception Date May 1, 2001	2007	$1.280857	$1.247137	93,377.347
	2006	$1.086762	$1.280857	98,881.302
	2005	$1.059628	$1.086762	103,567.629
	2004	$0.944663	$1.059628	108,039.729
	2003	$0.744847	$0.944663	118,820.203
	2002	$0.000	$0.744847	157,118.419
	2001	$1.000000	$0.000	11,479.596
Transamerica Asset Allocation – Conservative VP – Initial Class	2008	$1.370333	$1.063539	26,869.950
Subaccount Inception Date May 1, 2002	2007	$1.308178	$1.370333	29,587.249
	2006	$1.213762	$1.308178	204,064.232
	2005	$1.171794	$1.213762	0.000
	2004	$1.084641	$1.171794	228,564.376
	2003	$0.896108	$1.084641	315,412.392
	2002	$1.000000	$0.896108	119,764.901
Transamerica Asset Allocation – Growth VP – Initial Class	2008	$1.555945	$0.924844	84,805.080
Subaccount Inception Date May 1, 2002	2007	$1.466466	$1.555945	93,704.023
	2006	$1.287977	$1.466466	85,317.958
	2005	$1.165251	$1.287977	93,689.817
	2004	$1.036347	$1.165251	93,961.322
	2003	$0.804600	$1.036347	45,928.750
	2002	$1.000000	$0.804600	174.81
Transamerica Asset Allocation – Moderate VP – Initial Class	2008	$1.444964	$1.053395	310,318.177
Subaccount Inception Date May 1, 2002	2007	$1.359333	$1.444964	300,983.353
	2006	$1.238214	$1.359333	127,310.594
	2005	$1.170234	$1.238214	134,300.445
	2004	$1.066862	$1.170234	241,302.481
	2003	$0.867636	$1.066862	116,942.124
	2002	$1.000000	$0.867636	99.89
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2008	$1.513286	$1.001893	138,904.100
Subaccount Inception Date May 1, 2002	2007	$1.425519	$1.513286	137,170.026
	2006	$1.271629	$1.425519	254,339.275
	2005	$1.174845	$1.271629	211,079.827
	2004	$1.050773	$1.174845	247,111.638
	2003	$0.839081	$1.050773	264,074.877
	2002	$1.000000	$0.839081	187,026.692
Transamerica International Moderate Growth VP – Service Class	2008	$1.100802	$0.690284	79,356.005
Subaccount Inception Date May 1, 2006	2007	$1.030435	$1.100802	81,135.694
	2006	$1.000000	$1.030435	0.000

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class	2008	$1.606977	$1.046107	30,887.685
Subaccount Inception Date December 13, 1999	2007	$1.559685	$1.606977	57,467.103
	2006	$1.35458	$1.559685	40,039.099
	2005	$1.186405	$1.35458	48,947.675
	2004	$1.018118	$1.186405	52,492.353
	2003	$0.796637	$1.018118	63,136.781
	2002	$0.000	$0.796637	176,528.167
	2001	$1.000000	$0.000	108,846.802
Transamerica Capital Guardian Global VP – Initial Class(1)	2008	$1.309470	$0.761961	41,048.167
Subaccount Inception Date December 13, 1999	2007	$1.250995	$1.309470	39,251.240
	2006	$1.111215	$1.250995	71,086.9635
	2005	$1.024155	$1.111215	314,155.043
	2004	$0.938024	$1.024155	97,873.088
	2003	$0.692237	$0.938024	99,445.123
	2002	$0.000	$0.692237	166,735.447
	2001	$1.000000	$0.000	77,249.286
Transamerica Capital Guardian U.S. Equity VP – Initial Class(2)	2008	$1.147611	$0.673893	15,899.809
Subaccount Inception Date October 9, 2000	2007	$1.167294	$1.147611	17,259.951
	2006	$1.076537	$1.167294	88,560.385
	2005	$1.028315	$1.076537	140,372.756
	2004	$0.951366	$1.028315	385,153.117
	2003	$0.707761	$0.951366	310,306.512
	2002	$0.000	$0.707761	334,52.565
	2001	$1.000000	$0.000	1,000.00
Transamerica Capital Guardian Value VP – Initial Class	2008	$1.363807	$0.812222	34,684.303
Subaccount Inception Date December 13, 1999	2007	$1.477935	$1.363807	38,094.323
	2006	$1.288256	$1.477935	104,359.225
	2005	$1.214536	$1.288256	330,920.534
	2004	$1.056862	$1.214536	348,365.508
	2003	$0.797463	$1.056862	286,282.252
	2002	$0.000	$0.797463	304,240.531
	2001	$1.000000	$0.000	31,629.547
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$2.337148	$1.326025	21,356.723
Subaccount Inception Date May 1, 2002	2007	$2.544168	$2.337148	19,126.450
	2006	$1.815856	$2.544168	23,753.763
	2005	$1.62497	$1.815856	25,340.630
	2004	$1.242059	$1.62497	1,583.126
	2003	$0.929213	$1.242059	0.000
	2002	$1.000000	$0.929213	27,593.023
Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$1.101409	$0.679456	36,038.078
Subaccount Inception Date December 13, 1999	2007	$1.070028	$1.101409	99,646.892
	2006	$0.942288	$1.070028	103,756.955
	2005	$0.924871	$0.942288	106,292.400
	2004	$0.846025	$0.924871	111,064.953
	2003	$0.666282	$0.846025	261,994.931
	2002	$0.000	$0.666282	125,360.672
	2001	$1.000000	$0.000	55,879.243

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class	2008	$1.000404	$0.620523	0.000
Subaccount Inception Date December 13, 1999	2007	$0.91109	$1.000404	64,713.714
	2006	$0.907366	$0.91109	104,636.353
	2005	$0.809746	$0.907366	109,866.924
	2004	$0.753552	$0.809746	112,217.423
	2003	$0.594247	$0.753552	132,398.534
	2002	$0.000	$0.594247	151,808.208
	2001	$1.000000	$0.000	47,415.782
Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.192002	$0.746900	58,765.279
Subaccount Inception Date December 13, 1999	2007	$1.198165	$1.192002	93,204.669
	2006	$1.026242	$1.198165	115,162.357
	2005	$1.001272	$1.026242	169,179.072
	2004	$0.931671	$1.001272	173,787.963
	2003	$0.700028	$0.931671	180,259.408
	2002	$0.000	$0.700028	229,142.2322
	2001	$1.000000	$0.000	73,305.802
Transamerica MFS High Yield VP – Initial Class	2008	$1.354337	$0.997541	58,145.551
Subaccount Inception Date December 13, 1999	2007	$1.350404	$1.354337	82,864.697
	2006	$1.235967	$1.350404	85,452.834
	2005	$1.232722	$1.235967	94,255.252
	2004	$1.140477	$1.232722	96,144.530
	2003	$0.983646	$1.140477	117,636.817
	2002	$0.000	$0.983646	153,982.191
	2001	$1.000000	$0.000	72,409.466
Transamerica MFS International Equity VP – Initial Class	2008	$1.285611	$0.819162	24,420.537
Subaccount Inception Date May 1, 2001	2007	$1.196166	$1.285611	29,936.315
	2006	$0.986968	$1.196166	4,312.190
	2005	$0.887981	$0.986968	4,540.364
	2004	$0.788649	$0.887981	21,162.965
	2003	$0.639197	$0.788649	68,802.504
	2002	$0.000	$0.639197	29,251.177
	2001	$1.000000	$0.000	26,567.211
Transamerica Marsico Growth VP – Initial Class(3)	2008	$1.163509	$0.676567	23,346.054
Subaccount Inception Date December 13, 1999	2007	$0.981394	$1.163509	26,999.615
	2006	$0.945843	$0.981394	27,260.145
	2005	$0.884532	$0.945843	38,870.516
	2004	$0.800254	$0.884532	41,181.272
	2003	$0.643223	$0.800254	43,648.735
	2002	$0.000	$0.643223	48,553.376
	2001	$1.000000	$0.000	1,000.000
Transamerica PIMCO Total Return VP – Initial Class	2008	$1.239554	$1.186501	76,256.240
Subaccount Inception Date May 1, 2002	2007	$1.155465	$1.239554	81,646.518
	2006	$1.125921	$1.155465	100,871.964
	2005	$1.117299	$1.125921	106,254.623
	2004	$1.085852	$1.117299	89,921.168
	2003	$1.051137	$1.085852	90,351.146
	2002	$1.000000	$1.051137	106,777.025

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class	2008	$1.447679	$0.912719	121,744.121
Subaccount Inception Date December 13, 1999	2007	$1.423031	$1.447679	140,837.091
	2006	$1.214697	$1.423031	225,410.064
	2005	$1.184792	$1.214697	468,168.360
	2004	$1.047972	$1.184792	651,216.063
	2003	$0.847362	$1.047972	563,445.004
	2002	$0.000	$0.847362	469,887.337
	2001	$1.000000	$0.000	137,141.805
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2008	$1.248384	$0.708318	33,743.819
Subaccount Inception Date December 13, 1999	2007	$1.153503	$1.248384	31,517.442
	2006	$1.033092	$1.153503	43,585.999
	2005	$0.988158	$1.033092	43,736.830
	2004	$0.913478	$0.988158	32,074.381
	2003	$0.709404	$0.913478	52,418.821
	2002	$0.000	$0.709404	139,147.715
	2001	$1.000000	$0.000	122,820.297
Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$1.229984	$0.772071	197.148
Subaccount Inception Date December 13, 1999	2007	$1.13964	$1.229984	22,090.270
	2006	$1.117184	$1.13964	21,916.378
	2005	$1.025631	$1.117184	21,916.378
	2004	$0.943746	$1.025631	21,916.378
	2003	$0.682575	$0.943746	39,498.278
	2002	$0.000	$0.682575	998.912
	2001	$1.000000	$0.000	1.000
Transamerica Templeton Global VP – Initial Class(1)	2008	$1.343904	$0.745369	2,319.487
Subaccount Inception Date December 13, 1999	2007	$1.184292	$1.343904	1,005.180
	2006	$1.012369	$1.184292	0.000
	2005	$0.956578	$1.012369	0.000
	2004	$1.000000	$0.956578	0.000
Transamerica Balanced VP – Initial Class	2008	$1.473732	$0.980965	0.000
Subaccount Inception Date May 1, 2002	2007	$1.317444	$1.473732	2,183.902
	2006	$1.225959	$1.317444	3,212.590
	2005	$1.153085	$1.225959	8,325.102
	2004	$1.053487	$1.153085	2,108.559
	2003	$0.939281	$1.053487	2,420.719
	2002	$1.000000	$0.939281	99.890
Transamerica Convertible Securities VP – Initial Class	2008	$1.633852	$1.015596	32,464.298
Subaccount Inception Date May 1, 2002	2007	$1.398675	$1.633852	34,305.500
	2006	$1.28073	$1.398675	34,100.448
	2005	$1.25192	$1.28073	32,713.061
	2004	$1.12331	$1.25192	0.000
	2003	$0.922464	$1.12331	0.000
	2002	$1.000000	$0.922464	99.890
Transamerica Equity VP – Initial Class	2008	$1.382371	$0.734955	147,192.042
Subaccount Inception Date December 13, 1999	2007	$1.207305	$1.382371	188,967.895
	2006	$1.127697	$1.207305	214,253.892
	2005	$0.982633	$1.127697	158,220.548
	2004	$0.861695	$0.982633	169,660.200
	2003	$0.666828	$0.861695	190,538.067
	2002	$0.000	$0.666828	226,311.413
	2001	$1.000000	$0.000	118,422.035

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Initial Class	2008	$1.989306	$1.157534	1,778.436
Subaccount Inception Date May 1, 2001	2007	$1.641377	$1.989306	1,783.167
	2006	$1.585844	$1.641377	2,149.874
	2005	$1.385499	$1.585844	9,104.621
	2004	$1.206427	$1.385499	10,194.638
	2003	$0.933694	$1.206427	14,035.568
	2002	$0.000	$0.933694	41,634.474
	2001	$1.000000	$0.000	42,498.296
Transamerica Money Market – Initial Class	2008	$1.073301	$1.082161	326.568
Subaccount Inception Date December 13, 1999	2007	$1.037829	$1.073301	9,853.813
	2006	$1.006269	$1.037829	182,969.109
	2005	$0.993185	$1.006269	190,499.757
	2004	$0.998585	$0.993185	9,601.684
	2003	$1.000000	$0.998585	534.587
Transamerica Science & Technology VP – Initial Class	2008	$0.973915	$0.492975	0.000
Subaccount Inception Date May 1, 2001	2007	$0.745053	$0.973915	0.000
	2006	$0.749053	$0.745053	0.000
	2005	$0.745263	$0.749053	0.000
	2004	$0.700395	$0.745263	0.000
	2003	$0.471165	$0.700395	0.000
	2002	$0.000	$0.471165	2,882.297
	2001	$1.000000	$0.000	1,000.000
Transamerica Small/Mid Cap Value VP – Initial Class	2008	$2.002212	$1.165827	128,735.856
Subaccount Inception Date December 13, 1999	2007	$1.630121	$2.002212	241,688.250
	2006	$1.402172	$1.630121	275,763.581
	2005	$1.253809	$1.402172	513,355.956
	2004	$1.094395	$1.253809	532,172.496
	2003	$0.582372	$1.094395	514,636.128
	2002	$0.000	$0.582372	577,620.892
	2001	$1.000000	$0.000	200,821.027
Transamerica U.S. Government Securities VP – Initial Class	2008	$1.165487	$1.235573	87,694.910
Subaccount Inception Date December 13, 1999	2007	$1.116132	$1.165487	34,097.380
	2006	$1.097485	$1.116132	36,316.991
	2005	$1.090132	$1.097485	57,449.028
	2004	$1.07175	$1.090132	102,051.991
	2003	$1.057207	$1.07175	126,779.085
	2002	$0.000	$1.057207	374,800.397
	2001	$1.000000	$0.000	327,040.329
Transamerica U.S. Government Securities VP – Service Class	2008	$1.086878	$1.149598	0.000
Subaccount Inception Date December 13, 1999	2007	$1.043482	$1.086878	0.000
	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000
Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$1.570765	$0.946077	35,689.765
Subaccount Inception Date December 13, 1999	2007	$1.379911	$1.570765	36,582.814
	2006	$1.134538	$1.379911	32,697.516
	2005	$1.01244	$1.134538	45,016.129
	2004	$0.886038	$1.01244	47,063.728
	2003	$0.677481	$0.886038	49,151.481
	2002	$0.000	$0.677481	127,231.249
	2001	$1.000000	$0.000	82,418.958

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Large Cap Core VP – Initial Class(2)	2008	$1.321903	$0.753873	101,301.030
Subaccount Inception Date December 13, 1999	2007	$1.228845	$1.321903	131,555.271
	2006	$1.130969	$1.228845	154,077.224
	2005	$1.049636	$1.130969	244,819.390
	2004	$0.945384	$1.049636	309,842.128
	2003	$0.792879	$0.945384	337,550.121
	2002	$0.000	$0.792879	390,514.516
	2001	$1.000000	$0.000	41,968.536
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$0.977513	$0.516977	21,346.952
Subaccount Inception Date May 1, 2001	2007	$0.810185	$0.977513	23,311.957
	2006	$0.748559	$0.810185	39,170.879
	2005	$0.706779	$0.748559	40,327.195
	2004	$0.669908	$0.706779	52,300.306
	2003	$0.530826	$0.669908	50,579.297
	2002	$0.000	$0.530826	52,969.144
	2001	$1.000000	$0.000	15,552.750
AIM V.I. Basic Value Fund – Series II Shares	2008	$1.250803	$0.592358	72.933
Subaccount Inception Date May 1, 2002	2007	$1.253207	$1.250803	52.236
	2006	$1.126766	$1.253207	0.000
	2005	$1.085273	$1.126766	0.000
	2004	$0.994356	$1.085273	0.000
	2003	$0.757548	$0.994356	0.000
	2002	$1.000000	$0.757548	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.297388	$0.732952	0.000
Subaccount Inception Date May 1, 2002	2007	$1.179248	$1.297388	0.000
	2006	$1.129078	$1.179248	0.000
	2005	$1.055944	$1.129078	0.000
	2004	$1.008489	$1.055944	0.000
	2003	$0.792764	$1.008489	0.000
	2002	$1.000000	$0.792764	99.890
AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.236841	$0.722264	187,228.610
Subaccount Inception Date May 1, 2001	2007	$1.197896	$1.236841	280,029.890
	2006	$1.039808	$1.197896	297,924.629
	2005	$1.009478	$1.039808	333,770.239
	2004	$0.921732	$1.009478	446,236.516
	2003	$0.708109	$0.921732	483,774.313
	2002	$0.000	$0.708109	631,692.556
	2001	$1.000000	$0.000	198,836.774
AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$0.933656	$0.553250	83,080.529
Subaccount Inception Date May 1, 2001	2007	$0.834587	$0.933656	92,567.930
	2006	$0.852963	$0.834587	97,790.445
	2005	$0.754200	$0.852963	103,745.905
	2004	$0.706925	$0.754200	110,949.221
	2003	$0.581903	$0.706925	118,632.568
	2002	$0.000	$0.581903	141,728.704
	2001	$1.000000	$0.000	87,415.361
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2008	$1.753860	$0.989701	76,861.361
Subaccount Inception Date May 1, 2000	2007	$1.518462	$1.753860	63,440.236
	2006	$1.383752	$1.518462	31,843.153
	2005	$1.204608	$1.383752	30,360.745
	2004	$1.062289	$1.204608	0.000
	2003	$0.84148	$1.062289	0.000
	2002	$0.000	$0.84148	43,976.847
	2001	$1.000000	$0.000	11,260.971

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2008	$1.311118	$0.738290	32,372.172
Subaccount Inception Date May 1, 2000	2007	$1.314819	$1.311118	65,079.487
	2006	$1.113273	$1.314819	131,771.939
	2005	$1.070829	$1.113273	141,970.581
	2004	$0.977653	$1.070829	160,638.800
	2003	$0.763516	$0.977653	161,139.795
	2002	$0.935892	$0.763516	231,085.767
	2001	$1.000000	$0.935892	58,950.541
Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.072563	$0.556480	0.000
Subaccount Inception Date May 1, 2001	2007	$0.860003	$1.072563	0.000
	2006	$0.819443	$0.860003	0.000
	2005	$0.788705	$0.819443	0.000
	2004	$0.776712	$0.788705	18,757.625
	2003	$0.595094	$0.776712	18,816.610
	2002	$0.000	$0.595094	48,655.770
	2001	$1.000000	$0.000	1,000.000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2008	$1.258957	$0.556143	0.000
Subaccount Inception Date May 1, 2000	2007	$1.04029	$1.258957	0.000
	2006	$1.004935	$1.04029	0.000
	2005	$0.938993	$1.004935	0.000
	2004	$0.892116	$0.938993	0.000
	2003	$0.700088	$0.892116	0.000
	2002	$0.000	$0.700088	998.915
	2001	$1.000000	$0.000	8,487.477
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2008	$2.222083	$1.321413	68,010.444
Subaccount Inception Date May 1, 2000	2007	$1.956606	$2.222083	140,991.919
	2006	$1.767617	$1.956606	162,904.304
	2005	$1.520914	$1.767617	194,908.573
	2004	$1.239038	$1.520914	213,253.272
	2003	$0.910103	$1.239038	256,755.139
	2002	$0.000	$0.910103	315,453.564
	2001	$1.000000	$0.000	66,684.529
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.554448	$0.745622	10,475.209
Subaccount Inception Date May 1, 2002	2007	$1.497211	$1.554448	11,246.783
	2006	$1.31056	$1.497211	11,856.139
	2005	$1.299278	$1.31056	12,545.279
	2004	$1.159068	$1.299278	13,333.769
	2003	$0.747954	$1.159068	14,206.022
	2002	$1.000000	$0.747954	15,478.691
Franklin Income Securities Fund – Class 2	2008	$0.969437	$0.671488	0.000
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.969437	0.000
Mutual Shares Securities Fund – Class 2	2008	$0.963492	$0.596665	0.000
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.963492	0.000
Templeton Foreign Securities Fund – Class 2	2008	$1.068021	$0.627021	0.000
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.068021	0.000
Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$1.263968	$0.698738	0.000
Subaccount Inception Date October 9, 2000	2007	$1.054417	$1.263968	33,083.812
	2006	$0.944988	$1.054417	36,026.489
	2005	$0.856564	$0.944988	39,050.027
	2004	$0.722029	$0.856564	42,322.781
	2003	$0.544079	$0.722029	55,410.836
	2002	$0.000	$0.544079	62,830.493
	2001	$1.000000	$0.000	1.000

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares(6)	2008	$1.425989	$1.012444	21,997.649
Subaccount Inception Date October 9, 2000	2007	$1.351312	$1.425989	22,060.190
	2006	$1.192545	$1.351312	22,118.720
	2005	$1.100856	$1.192545	31,645.868
	2004	$0.949036	$1.100856	45,013.571
	2003	$0.68246	$0.949036	45,158.079
	2002	$0.000	$0.68246	46,363.612
	2001	$1.000000	$0.000	1.000
Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$0.996184	$0.541386	0.000
Subaccount Inception Date October 9, 2000	2007	$0.925085	$0.996184	0.000
	2006	$0.79651	$0.925085	2,991.444
	2005	$0.76616	$0.79651	4,083.602
	2004	$0.74437	$0.76616	5,757.542
	2003	$0.611173	$0.74437	7,536.922
	2002	$0.000	$0.611173	10,273.679
	2001	$1.000000	$0.000	1.000
MFS New Discovery Series – Service Class	2008	$1.188222	$0.707617	10,246.140
Subaccount Inception Date May 1, 2002	2007	$1.180187	$1.188222	11,000.863
	2006	$1.061215	$1.180187	11,596.900
	2005	$1.025998	$1.061215	12,270.995
	2004	$0.981034	$1.025998	13,042.228
	2003	$0.746621	$0.981034	13,895.388
	2002	$1.000000	$0.746621	15,142.427
MFS Total Return Series – Service Class	2008	$1.301938	$0.995840	0.000
Subaccount Inception Date May 1, 2002	2007	$1.272166	$1.301938	0.000
	2006	$1.157309	$1.272166	0.000
	2005	$1.145445	$1.157309	0.000
	2004	$1.047708	$1.145445	0.000
	2003	$0.917149	$1.047708	0.000
	2002	$1.000000	$0.917149	99.890

(1)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(2)	Transamerica Capital Guardian U.S. Equity VP merged into Transamerica Van Kampen Large Cap Core VP.
(3)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(4)	formerly known as Janus Aspen – Mid Cap Growth Portfolio
(5)	formerly known as Janus Aspen – Worldwide Growth Portfolio
(6)	formerly known as Janus Aspen – Mid Cap Value Portfolio

The Transamerica BlackRock Tatical Allocation VP and the Transamerica BlackRock Global Allocation VP had not commenced operations as of December 31, 2008 therefore, comparable data is not available.

58

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY

BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2008, 2007, and 2006

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2008, 2007, and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy for deferred income taxes at December 31, 2008. As discussed in Note 3 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008. Also, as discussed in Note 3 to the financial statements, Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties at January 1, 2006.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 22, 2009

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
		Restated
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,358,268	$1,852,686
Bonds:
Affiliated entities	268,482	777,142
Unaffiliated	51,190,872	51,170,594
Preferred stocks:
Affiliated entities	8,901	11,354
Unaffiliated	1,817,213	2,018,837
Common stocks:
Affiliated entities (cost: 2008 - $747,489; 2007 - $515,985)	684,654	457,917
Unaffiliated (cost: 2008 - $347,384; 2007 - $334,889)	340,730	356,938
Mortgage loans on real estate	10,877,725	11,664,602
Real estate, at cost less accumulated depreciation
(2008 - $43,262; 2007 - $40,611)
Home office properties	85,820	77,469
Investment properties	36,496	39,925
Properties held for sale	31,125	29,774
Policy loans	732,588	690,855
Receivables for securities	39,662	58,011
Other invested asset receivable	191,348	—
Derivatives	164,217	—
Collateral balance	68,410	—
Other invested assets	3,110,823	4,234,117

Total cash and invested assets	73,007,334	73,440,221

Accrued investment income	722,363	1,156,569
Cash surrender value of life insurance policies	279,903	135,700
Premiums deferred and uncollected	167,584	292,178
Current federal income tax recoverable	352,420	—
Net deferred income tax asset	889,159	337,279
Reinsurance receivable	310,903	330,737
Receivable from parent, subsidiaries and affiliates	217,479	281,636
Accounts receivable	154,934	146,305
General agents pension fund	52,151	76,748
Reinsurance deposit receivable	128,745	120,582
Goodwill	60,765	69,719
Other assets	34,784	176,192
Separate account assets	27,404,629	36,041,715

Total admitted assets	$103,783,153	$112,605,581

3

	December 31
	2008	2007
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,134,922	$15,226,295
Annuity	23,412,004	26,856,767
Accident and health	3,187,935	3,051,972
Policy and contract claim reserves:
Life	283,453	353,801
Accident and health	200,884	176,443
Liability for deposit-type contracts	13,945,417	15,334,519
Other policyholders’ funds	20,405	25,835
Municipal reverse repurchase agreements	365,846	397,703
Remittances and items not allocated	524,661	408,246
Case level liability	13,761	20,561
Asset valuation reserve	1,273,354	1,528,475
Interest maintenance reserve	384,613	465,359
Funds held under reinsurance treaties	12,127,743	7,311,424
Reinsurance in unauthorized reinsurers	46,935	66,904
Commissions and expense allowances payable on reinsurance assumed	58,684	84,767
Federal and foreign income taxes payable (including $0 and $244,355 of realized capital gains (losses) at December 31, 2008 and 2007, respectively)	—	208,177
Payable to affiliates	244,864	340,990
Payable for securities	32,185	163,379
Securities lending liability	54,033	76,851
Transfers from separate accounts due or accrued (including $(512,661) and $(518,967) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2008 and 2007, respectively)	(537,656)	(559,871)
Amounts withheld or retained	155,233	168,201
Derivatives	—	214,737
Other liabilities	657,426	386,989
Separate account liabilities	27,357,976	35,955,202

Total liabilities	98,944,678	108,263,726

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 174,345 shares issued and 117,005 shares outstanding as of December 31, 2008 and 2007 (total liquidation value - $1,743,450)	2,168	2,168
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2008 and 2007 and Series B Preferred, $10 per share par value, 57,340 shares as of December 31, 2008 and 2007	(631,400)	(631,400)
Aggregate write-ins for other than special surplus funds	380,358	—
Surplus notes	150,000	150,000
Paid-in surplus	3,186,591	2,693,895
Unassigned surplus	1,743,996	2,120,430

Total capital and surplus	4,838,475	4,341,855

Total liabilities and capital and surplus	$103,783,153	$112,605,581

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$2,111,407	$1,972,579	$1,936,610
Annuity	4,700,329	5,598,533	4,891,121
Accident and health	706,108	705,705	708,340
Net investment income	3,886,850	4,212,323	4,279,854
Amortization of interest maintenance reserve	29,314	42,059	52,579
Commissions and expense allowances on reinsurance ceded	(325,830)	132,642	(67,782)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	399,445	439,852	392,498
Reserve adjustment on reinsurance ceded	10,159,202	1,261,103	732,781
Consideration on reinsurance transaction	16,542	889,492	955,428
Income from administrative service agreement with TFA	44,122	49,346	43,080
Other income	16,004	109,726	244,208

	21,743,493	15,413,360	14,168,717
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,028,541	1,204,980	1,128,241
Accident and health benefits	492,369	358,199	396,152
Annuity benefits	1,597,820	1,738,312	1,815,042
Surrender benefits	7,773,476	9,716,655	8,865,555
Other benefits	742,343	867,274	840,999
Increase (decrease) in aggregate reserves for policies and contracts:
Life	19,973	157,689	1,203,083
Annuity	(3,440,891)	(4,436,268)	(4,755,152)
Accident and health	124,959	312,053	290,931

	8,338,590	9,918,894	9,784,851
Insurance expenses:
Commissions	1,445,841	1,344,822	1,275,149
General insurance expenses	683,966	676,791	598,918
Taxes, licenses and fees	147,880	132,380	114,928
Net transfers to separate accounts	529,435	1,582,484	2,282,890
Change in case level liability	(6,800)	20,561	18,865
Modified coinsurance reinsurance premium paid	10,872,061	173,147	—
Consideration paid on reinsurance transaction	447,623	1,096,322	—
Other expenses	292,871	269,443	90,249

	14,412,877	5,295,950	4,380,999

Total benefits and expenses	22,751,467	15,214,844	14,165,850

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains on investments	$(1,007,974)	$198,516	$2,867

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Dividends to policyholders	$12,165	$17,417	$16,971

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains on investments	(1,020,139)	181,099	(14,104)
Federal income tax (benefit) expense	(32,404)	202,974	162,139

Loss from operations before net realized capital gains on investments	(987,735)	(21,875)	(176,243)
Net realized capital gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	366,221	313,799	149,387

Net income (loss)	$(621,514)	$291,924	$(26,856)

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2006
As originally presented	$3,170	$1,302	$—	$—	$575,000	$1,437,996	$400,577	$2,418,045
Merger of Transamerica Occidental Life Insurance Company (TOLIC)	13,793	13,793	—	—	200,000	1,673,294	709,875	2,610,755
Merger adjustment - retire TOLIC stock	(13,793)	(13,793)	—	—	—	27,595	(9)	—
Merger of Life Investors Insurance Company of America (LIICA)	1,686	1,250	—	—	150,000	363,009	52,109	568,054
Merger adjusment - retire LIICA stock	(1,686)	(1,250)	—	—	—	2,936	—	—
Merger adjustment - AVR reduction	—	—	—	—	—	—	7,997	7,997
Reverse TOLIC's ownership of Transamerica	(3,170)	—	—	—	—	(675,248)	—	(678,418)
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(229,078)	(229,078)
Issuance of stock in connection with statutory merger	6,762	866	—	—	—	(7,628)	—	—

Balance at January 1, 2006, as restated	6,762	2,168	—	—	925,000	2,821,954	941,471	4,697,355
Cumulative effect of change in accounting principle	—	—	—	—	—	—	(7,489)	(7,489)
Net loss	—	—	—	—	—	—	(26,856)	(26,856)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	262,343	262,343
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(257,732)	(257,732)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(1,104)	(1,104)
Change in net deferred income tax asset	—	—	—	—	—	—	391,558	391,558
Change in other nonadmitted assets	—	—	—	—	—	—	(368,410)	(368,410)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	7,468	7,468
Change in asset valuation reserve	—	—	—	—	—	—	(234,482)	(234,482)
Change in surplus in separate accounts	—	—	—	—	—	—	5,569	5,569
Reinsurance transactions	—	—	—	—	—	—	739,259	739,259
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	—	(58,000)
Redemption of surplus notes	—	—	—	—	(775,000)	—	—	(775,000)
Correction of prior period error	—	—	—	—	—	—	20,480	20,480
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	—	2,444	—	2,444
Tax benefits on stock options exercised	—	—	—	—	—	9	—	9
Dividends to stockholders	—	—	—	—	—	—	(123,871)	(123,871)
Capital contribution	—	—	—	—	—	145,000	—	145,000

Balance at December 31, 2006, as restated	$6,762	$2,168	$(58,000)	$—	$150,000	$2,969,407	$1,348,204	$4,418,541

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006, as restated	$6,762	$2,168	$(58,000)	$—	$150,000	$2,969,407	$1,348,204	$4,418,541
Net income	—	—	—	—	—	—	291,924	291,924
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	801,521	801,521
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(520,370)	(520,370)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	15,068	15,068
Change in net deferred income tax asset	—	—	—	—	—	—	12,077	12,077
Change in other nonadmitted assets	—	—	—	—	—	—	100,552	100,552
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(32,606)	(32,606)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(16,591)	(16,591)
Change in asset valuation reserve	—	—	—	—	—	—	(98,467)	(98,467)
Change in surplus in separate accounts	—	—	—	—	—	—	11,642	11,642
Reinsurance transactions	—	—	—	—	—	—	618,363	618,363
Repurchase of Series B preferred stock	—	—	(573,400)	—	—	—	—	(573,400)
Correction of prior period error	—	—	—	—	—	—	(29,287)	(29,287)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	(5,535)	—	(5,535)
Tax benefits on stock options exercised	—	—	—	—	—	23	—	23
Dividends to stockholders	—	—	—	—	—	—	(381,600)	(381,600)
Return of capital	—	—	—	—	—	(270,000)	—	(270,000)

Balance at December 31, 2007, as restated	$6,762	$2,168	$(631,400)	$—	$150,000	$2,693,895	$2,120,430	$4,341,855

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2007	$6,762	$2,168	$(631,400)	$—	$150,000	$2,693,895	$2,120,430	4,341,855
Net loss	—	—	—	—	—	—	(621,514)	(621,514)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(337,435)	(337,435)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(20,767)	(20,767)
Change in net deferred income tax asset							(208,572)	(208,572)
Change in other nonadmitted assets	—	—	—	—	—	—	(85,791)	(85,791)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	19,970	19,970
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	35,039	35,039
Change in asset valuation reserve	—	—	—	—	—	—	255,121	255,121
Change in surplus in separate accounts	—	—	—	—	—	—	(40,108)	(40,108)
Reinsurance transactions	—	—	—	—	—	—	962,518	962,518
Increase in admitted deferred tax due to permitted practice	—	—	—	380,358	—	—	—	380,358
Correction of interest on taxes							(969)	(969)
Dividends to stockholders	—	—	—	—	—	—	(316,438)	(316,438)
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	—	(17,488)	(17,488)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	(14,543)	—	(14,543)
Capital contribution	—	—	—	—	—	507,239	—	507,239

Balance at December 31, 2008	$6,762	$2,168	$(631,400)	$380,358	$150,000	$3,186,591	$1,743,996	$4,838,475

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$7,620,017	$8,360,208 $	7,540,267
Net investment income received	4,386,531	4,492,477	4,512,328
Miscellaneous income	914,930	2,747,579	3,092,400
Benefit and loss related payments	(11,345,116)	(14,692,501)	(14,452,625)
Net transfers to separate accounts	(238,756)	(1,843,501)	(1,880,891)
Commissions, expenses paid and aggregate write-ins for deductions	(3,225,359)	(3,239,812)	(2,284,817)
Dividends paid to policyholders	(13,295)	(17,465)	(18,851)
Federal and foreign income taxes paid	(398,325)	(330,343)	(107,274)

Net cash used in operating activities	(2,299,373)	(4,523,358)	(3,599,463)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	19,888,476	34,578,561	33,387,358
Common stocks	131,682	726,484	978,862
Preferred stocks	439,153	932,541	608,569
Mortgage loans	1,146,455	1,896,250	2,423,007
Real estate and properties held for sale	49,453	5,581	31,551
Other invested assets	2,592,998	911,357	552,952
Receivable for securities	18,350	131,606	33,481
Miscellaneous proceeds	61,311	40,327	94,603

Total investment proceeds	24,327,878	39,222,707	38,110,383

Costs of investments acquired:
Bonds	(20,038,864)	(29,668,399)	(30,178,332)
Common stocks	(440,692)	(375,028)	(1,353,249)
Preferred stocks	(355,870)	(339,964)	(720,969)
Mortgage loans	(398,019)	(2,394,881)	(2,264,712)
Real estate and properties held for sale	(11,405)	(7,152)	(14,291)
Other invested assets	(1,819,475)	(1,223,973)	(1,268,838)
Payable for securities	(131,194)	(115,668)	(101,357)
Miscellaneous applications	(278,394)	(8,050)	(284)

Total cost of investments acquired	(23,473,913)	(34,133,115)	(35,902,032)
Net (increase) decrease in policy loans	(41,733)	30,836	(10,114)

Net cost of investments acquired	(23,515,646)	(34,102,279)	(35,912,146)

Net cash provided by investing activities	812,232	5,120,428	2,198,237

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Financing and miscellaneous activities
Net borrowed funds received (returned)	$—	$(824,011)	$813,674
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(735,535)	(149,112)	(54,628)
Funds held under reinsurance treaties with unauthorized reinsurers	4,819,583	1,117,443	3,404,366
Dividends paid to stockholders	(316,438)	(381,600)	(96,656)
Repurchase of surplus notes	—	—	(775,000)
Repurchase of preferred stock	—	(573,400)	(58,000)
Return of capital	—	(270,000)	—
Capital distribution	507,239	—	145,000
Other cash used	(1,282,126)	(66,449)	(635,028)

Net cash provided by (used in) financing and miscellaneous activities	2,992,723	(1,147,129)	2,743,728

Net increase (decrease) in cash, cash equivalents and short-term investments	1,505,582	(550,059)	1,342,502

Cash, cash equivalents and short-term investments:
Beginning of year	1,852,686	2,402,745	1,060,243

End of year	$3,358,268	$1,852,686	$2,402,745

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$—	$—	$27,215

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC, formerly known as AEGON USA, Inc. (25.99% of preferred shares), and Transamerica International Holdings, Inc. (100% of common shares). Prior to the mergers, discussed below, the Company was owned by AEGON USA, LLC (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). Transamerica Corporation (Transamerica), AEGON USA, LLC (AEGON), Transamerica International Holdings, Inc. (TIHI) and Transamerica Occidental Life Insurance Company (TOLIC) are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2008, the Company completed a merger with TOLIC, which was directly owned by TIHI (100% of common shares) and Transamerica (100% of preferred shares). On October 2, 2008, the Company completed a merger with Life Investors Insurance Company of America (LIICA), which was wholly owned by AEGON. The mergers were accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as statutory mergers. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TOLIC and LIICA were carried forward to the merged company. As a result of the merger, TOLIC and LIICA’s common and preferred stock were deemed cancelled by operation of law and the outstanding common shares of the Company, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge TOLIC into the Company, TIHI received common stock of the Company equal in value to the common stock of TOLIC deemed cancelled by the merger and Transamerica received Series B preferred stock of the Company equal in value to the Series B preferred stock of TOLIC deemed cancelled by the merger.

Specifically, TIHI received 676,190 shares of the Company’s common shares, and Transamerica received 86,590 shares of the Company’s Series B preferred shares. In exchange for its agreement to merge LIICA into the Company, AEGON received common stock of TIHI equal in value to the common stock of LIICA deemed cancelled by the merger. Specifically, AEGON received 18 shares of TIHI’s common shares.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized unaudited financial information for the Company, TOLIC and LIICA presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2008	Year Ended December 31 2007	Year Ended December 31 2006
	Unaudited
Revenue:
Company	$6,974,936	$9,883,193	$9,106,419
TOLIC	3,418,805	3,562,107	3,991,889
LIICA	867,133	1,973,046	1,075,265
Merger elimination	(3,817)	(4,986)	(4,856)

As restated	$11,257,057	$15,413,360	$14,168,717

Net income (loss):
Company	$158,642	$270,778	$332,398
TOLIC	328,929	(97,986)	(461,337)
LIICA	87,079	119,132	102,083
Merger elimination	183	—	—

As restated	$574,833	$291,924	$(26,856)

	September 30 2008	December 31 2007	December 31 2006
	Unaudited
Assets:
Company	$68,617,798	$73,509,105	$73,929,535
TOLIC	29,867,249	31,011,958	30,344,061
LIICA	9,663,656	10,027,950	10,306,217
Merger elimination	(1,764,723)	(1,943,432)	(1,492,498)

As restated	$106,383,980	$112,605,581	$113,087,315

Liabilities:
Company	$66,643,109	$71,519,356	$71,886,757
TOLIC	26,538,934	27,414,020	27,451,913
LIICA	9,202,479	9,605,476	9,672,325
Merger elimination	(106,449)	(275,126)	(342,221)

As restated	$102,278,073	$108,263,726	$108,668,774

Capital and surplus:
Company	$1,974,690	$1,989,749	$2,042,778
TOLIC	3,328,315	3,597,938	2,892,148
LIICA	461,176	422,474	633,892
Merger elimination	(1,658,274)	(1,668,306)	(1,150,277)

As restated	$4,105,907	$4,341,855	$4,418,541

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g. CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or ten percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable. During 2008, the Company obtained permission from the state of Iowa to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $27,025, $20,524 and $1,909,038 as of December 31, 2008, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies, which includes shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity and the net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) and ACA Capital Holdings, Inc. (ACA), both common stock holdings, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The carrying amount in Primus, which is carried at fair value, as of December 31, 2008 and 2007 was $6,364 and $39,134, respectively. The carrying amount in ACA, which is carried at fair value, as of December 31, 2008 and 2007 was $27 and $629, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $42,829, $4,556 and $3,164 for the years ended December 31, 2008, 2007 and 2006, respectively. These write-downs are included in net realized capital gains (losses) within the statement of operations.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2008 and 2007, the Company excluded investment income due and accrued of $182 and $1,347, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to fair value based on the current forward rate on the financial statements, and cash payments and/or receipts are recognized as realized gain or losses.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the derivative is no longer effective at achieving the desired risk management objective or if the forecasted transaction is no longer probable, hedge accounting will cease and the forward-starting swap will be marked to fair value through unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheets, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2008, derivatives in the amount of $164,217 were recognized as an asset within the financial statements. As of December 31, 2007, derivatives in the amount of $214,737 were recognized as a liability within the financial statements.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,182,626, $5,690,724 and $4,923,547 in 2008, 2007 and 2006, respectively. In addition, the Company received $399,445, $439,852 and $392,498 in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half ( 1/ 2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2008, the Company’s reserves decreased by $35,039 due to various changes in valuation basis. A decrease in reserves of $36,442 resulted from various valuation system upgrades or enhancements, the largest of which was the Prophet conversion. During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in a decrease in reserves in the amount of $30,022, with a corresponding decrease in deferred premiums of $17,488. The change in reserves has been credited directly to unassigned surplus. A decrease in reserves of $23,967 represents a change in assumptions regarding the policyholder’s election to exercise the Supplementary Retirement Income Option rider attached to certain Universal Life policies. A decrease in reserves of $28,921 represents a change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a partially offsetting increase in accident and health reserves of $54,291.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts Inforce.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2008 and 2007 was $22,199 and $20,944, respectively.

The Company incurred $9,247 and paid $7,992 of claim adjustment expenses during 2008, of which $5,336 of the paid amount was attributable to insured or covered events of prior years.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a (benefit) expense of $(14,618), $(7,567) and $1,508 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $75, $2,055 and $945, for years ended December 31, 2008, 2007 and 2006, respectively.

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company expects to adopt SSAP No. 98 for the period ending September 30, 2009. The adoption of this statement shall be accounted for prospectively, and therefore there was no impact to the Company’s financials at December 31, 2008. The impact to the Company’s financials upon adoption has not yet been determined.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with explicit permission from the State of Iowa Deputy Commissioner of Insurance, records the value of its wholly owned foreign life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, a replacement of SSAP No. 88, paragraph 9.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

The Company has received written approval from the Iowa Insurance Division to determine the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. Bulletin 09-01 increases the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10 – Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expands the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2008	2007	2006
		Restated	Restated
Net income (loss), State of Iowa basis	$(621,514)	$291,924	$(26,856)
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$(621,514)	$291,924	$(26,856)

Statutory surplus, State of Iowa basis	$4,838,475	$4,341,855	$4,418,541
State prescribed practice for secondary guarantee reinsurance	(2,349,638)	(2,099,290)	(1,239,657)
State permitted practice for valuation of wholly-owned foreign life subsidiary	(124,668)	(16,158)	614
State permitted practice for deferred tax asset	(380,358)	—	—

Statutory surplus, NAIC SAP	$1,983,811	$2,226,407	$3,179,498

3. Accounting Changes and Correction of Errors

During 2008, the Company obtained approval from the Insurance Division, Department of Commerce, of the State of Iowa to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $89,002.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Correction of Errors (continued)

Effective January 1, 2008, the Company modified the way it records interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported an increase in unassigned surplus of $969 related to the change in deferred income tax asset, with an offsetting decrease to unassigned surplus as a correction of interest on taxes on January 1, 2008, resulting in no impact to unassigned surplus.

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $7,489 at January 1, 2006.

During 2007, the Company discovered the cash surrender value used in the calculation of statutory reserves for a specific product did not reflect the three percent guarantee that is a part of the strategy option. As a result, the reserve balance was understated by $45,055 as of and for the year ended 2006. The 2007 financial statements reflect an increase in reserves on the balance sheet with an offset to unassigned surplus to correct this error.

During 2006, the Company discovered that the IMR incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The 2006 financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amount of these items is included in the liability section of the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Surplus Notes: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$1,428,385	$1,428,385	$517,386	$517,386
Short-term notes receivable from affiliates	1,929,883	1,929,883	1,335,300	1,335,300
Bonds, other than affiliates	51,190,872	43,538,899	51,170,594	51,048,419
Preferred stocks, other than affiliates	1,817,213	1,044,049	2,018,837	1,900,171
Common stocks, other than affiliates	340,730	340,730	356,938	356,938
Mortgage loans on real estate, other than affiliates	10,795,426	10,101,872	11,627,501	11,699,880
Policy loans	732,588	732,588	690,855	690,855
Floors, caps, options, and swaptions	3,667	3,667	5,447	5,447
Interest rate and currency swaps and FDAs	160,550	1,274,394	(220,184)	(296,852)
Credit default swaps	—	466,244	—	530,531
Receivable from parent, subsidiaries and affiliates	217,479	217,479	281,636	281,636
Separate account assets	27,404,629	27,404,629	36,041,715	36,041,715

Liabilities
Investment contract liabilities	33,602,549	33,333,068	38,573,012	39,152,674
Deposit-type contracts	13,945,417	13,945,417	15,334,519	15,334,519
Payable to parent, subsidiaries and affiliates	244,864	244,864	340,990	340,990
Separate account annuity liabilities	18,325,613	18,508,526	27,010,094	27,010,476
Surplus notes	150,000	125,099	150,000	146,862

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)      Quoted prices for similar assets or liabilities in active markets

b)      Quoted prices for identical or similar assets or liabilities in non-active markets

c)      Inputs other than quoted market prices that are observable

d)      Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

		2008
		Level 1	Level 2	Level 3	Total
Assets:
Equity securities		$—	$45,179	$295,552	$340,731
Short-term investments	(a)	—	1,112,498	42,444	1,154,942
Derivative assets		—	219,750	—	219,750
Separate Account assets	(b)	27,404,629	—	—	27,404,629

Total assets		$27,404,629	$1,377,427	$337,996	$29,120,052

Liabilities:
Derivative liabilities		$—	$43,122	$—	$43,122

Total liabilities		$—	$43,122	$—	$43,122

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2008.

	Equity Securities	Short-term Investments	Total
Balance at January 1, 2008	$226,281	$46,778	$273,059
Change in realized gains/losses included in net income	(500)	—	(500)
Change in unrealized gains/losses included in surplus	(6,782)	(284)	(7,066)
Net purchases (sales)	76,553	(4,050)	72,503

Balance at December 31, 2008	$295,552	$42,444	$337,996

Total gains/losses included in income attributable to instruments held at the reporting date	$(500)	$—	$(500)

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following financial instruments at fair value on a non-recurring basis.

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$180,844	—	$137,270	$43,574	$(207,538)
Derivative liabilities	6,563	—	6,462	101	—

Level 2 - Financial Assets and Liabilities

Fair values of securities reported in this category are largely provided by independent pricing services, or are calculated by the Company using a matrix pricing model. Where independent pricing services provide fair values, the Company has obtained an understanding of the methods, models and inputs used in pricing, and have controls in place to validate that amounts provided represent current fair values.

Fixed maturities and equity securities that have been impaired, but are not being reported at an NAIC 6 rating are reported as non-recurring.

Derivative assets and liabilities may not always be measured at fair value due to hedge accounting assessment results. If derivatives meet hedge accounting requirements, they are carried on a basis consistent with the hedged item, generally amortized cost.

Level 3 - Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/(losses) included in net income.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments

Investments in common stocks of affiliated entities were as follows:

	December 31
	2008		2007
Affiliate	Cost	Carrying Amount	Cost	Carrying Amount
Wholly-owned subsidiaries:
LIICA Re II, Inc.	$80,000	$—	$80,000	$—
Life Investors Alliance LLC	13,250	—	13,250	—
Garnet Assurance Corp.	1	—	1	—
AEGON Financial Services Group	20,603	—	20,603	—
GEMINI Investments Inc.	63,623	87,699	63,623	83,826
NEF Investment Company	1,278	—	1,278	—
USA Administration Services	16,161	164	16,161	134
Transamerica Life (Bermuda), Ltd.	349,767	493,589	169,430	267,825
Transamerica Pacific Insurance Company, Ltd.	9,300	8,211	—	—
Asia Investments Holdings, Ltd.	2,114	—	1,164	—

	556,097	589,663	365,510	351,785

Minority-owned subsidiaries:
Transamerica Financial Life Insurance Company (12.6% of issued and outstanding shares)	172,938	75,564	141,438	95,326
Real Estate Alternatives Portfolio 3A Inc. (52.6% and 48.2% of issued and outstanding shares at December 31, 2008 and 2007, respectively)	18,454	19,427	9,037	10,806

	$747,489	$684,654	$515,985	$457,917

Additionally, the Company holds preferred stock of USA Administration Services Inc. with a carrying value of $1,739 at December 31, 2008 and 2007, respectively.

The Company owns 12.6% of the preferred shares of Transamerica Financial Life Insurance Company with a carrying value of $7,162 at December 31, 2008 and 2007, respectively. The cost of the preferred shares is $7,162.

The Company purchased 51.11% of the outstanding preferred shares of Malibu Loan Fund Ltd. during 2006. At December 31, 2008, these shares have no carrying value. At December 31, 2007, the carrying value of these shares was $2,453. The change in carrying value represents an unrealized loss which is recorded to unassigned surplus in the financial statements. The cost of the preferred shares is $2,453 at December 31, 2008 and 2007, respectively.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company owns 100% of the membership interests for two affiliated limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. At December 31, 2008 and 2007, the Company’s carrying value for these two affiliated entities was $175,242 and $181,377, respectively. The investment in these two entities is included in other invested assets in the accompanying balance sheets. Summarized combined balance sheet information for these two companies is as follows:

	December 31
	2008	2007
Real estate	$186,227	$188,403
Other assets	22,169	19,204

Total assets	$208,396	$207,607

	December 31
	2008	2007
Current liabilities	$33,154	$26,230
Total member’s interest	175,242	181,377

Total liabilities and member’s interest	$208,396	$207,607

The carrying amount and estimated fair value of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$2,391,630	$242,041	$25,685	$3,381	$2,604,605
State, municipal and other government	1,439,155	41,470	40,490	68,353	1,371,782
Public utilities	3,335,878	65,880	100,061	149,669	3,152,028
Industrial and miscellaneous	27,891,681	503,490	1,714,964	1,380,777	25,299,430
Mortgage and other asset-backed securities	16,132,528	58,887	3,681,337	1,399,024	11,111,054

	51,190,872	911,768	5,562,537	3,001,204	43,538,899
Unaffiliated preferred stocks	1,817,213	2,874	511,919	264,119	1,044,049

	$53,008,085	$914,642	$6,074,456	$3,265,323	$44,582,948

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$1,864,525	$55,507	$19,440	$970	$1,899,622
State, municipal and other government	966,624	67,564	13,042	7,946	1,013,200
Public utilities	3,433,528	105,986	28,988	14,066	3,496,460
Industrial and miscellaneous	29,236,229	818,710	277,077	320,560	29,457,302
Mortgage and other asset-backed securities	15,669,688	98,252	136,997	449,108	15,181,835

	51,170,594	1,146,019	475,544	792,650	51,048,419
Unaffiliated preferred stocks	2,018,837	28,910	25,003	122,573	1,900,171

	$53,189,431	$1,174,929	$500,547	$915,223	$52,948,590

The Company held bonds and preferred stock at December 31, 2008 and 2007 with a carrying value of $91,413 and $65,278, respectively, and amortized cost of $200,784 and $80,043, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 2,063 and 1,534 securities with a carrying value of $20,369,486 and $11,808,338 and an unrealized loss of $6,074,456 and $500,547 with an average price of 70.2 and 95.8 (fair value/amortized cost). Of this portfolio, 87.1% and 95.1% were investment grade with associated unrealized losses of $5,052,946 and $436,911, respectively.

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 2,146 and 1,686 securities with a carrying value of $21,045,200 and $18,164,681 and an unrealized loss of $3,265,323 and $915,223 with an average price of 84.5 and 95.0 (fair value/amortized cost). Of this portfolio, 91.2% and 90.9% were investment grade with associated unrealized losses of $2,755,389 and $772,250, respectively.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2008 and 2007 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$472,534	$456,921	$929,455
State, municipal and other government	165,344	609,765	775,109
Public utilities	610,208	1,571,687	2,181,895
Industrial and miscellaneous	7,270,365	10,469,519	17,739,884
Mortgage and other asset-backed securities	5,190,868	4,271,338	9,462,206

	13,709,319	17,379,230	31,088,549
Unaffiliated preferred stocks	585,711	400,648	986,359

	$14,295,030	$17,779,878	$32,074,908

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$574,408	$116,114	$690,522
State, municipal and other government	111,908	150,842	262,750
Public utilities	765,794	607,477	1,373,271
Industrial and miscellaneous	6,328,971	8,009,027	14,337,998
Mortgage and other asset-backed securities	3,232,151	7,369,970	10,602,121

	11,013,232	16,253,430	27,266,662
Unaffiliated preferred stocks	294,559	996,028	1,290,587

	$11,307,791	$17,249,458	$28,557,249

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$1,637,442	$1,628,087
Due after one year through five years	12,940,834	11,955,849
Due after five years through ten years	9,652,840	8,584,458
Due after ten years	10,827,228	10,259,451

	35,058,344	32,427,845
Mortgage and other asset-backed securities	16,132,528	11,111,054

	$51,190,872	$43,538,899

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the Company’s banking sector portfolio had a fair value of $3,051,259 and a carrying value of $4,015,366, resulting in a gross unrealized loss of $964,107. The overall exposure to the banking sub-sector in the Company’s portfolio is large, diverse, and consists of 90% investment grade assets. The unrealized losses in the banking sub-sector primarily reflect the size of the holdings, credit spread widening and the market’s concern over the adequacy of liquidity and capital in the banking sector given the deteriorating global economy. With some success, government initiatives were put into place during 2008 in an attempt to encourage lending, including the injection of capital into financial institutions through the US Treasury’s Capital Purchase Program and the establishment of the FDIC Temporary Liquidity Guarantee Program whereby the FDIC guarantees newly issued unsecured debt for participating institutions. However, financial institutions remain vulnerable to ongoing asset write downs, credit losses and weak earning prospects that are associated with a recessionary environment and this is adding pressure to subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s basic industry/capital goods sector portfolio had a fair value of $2,733,336 and a carrying value of $3,287,929, resulting in a gross unrealized loss of $554,593. The basic industry and capital goods industries encompass various sub-sectors ranging from aerospace defense to paper and forest products. Building materials continue to be impacted by the slowdown in the US housing market which has been further impacted by declines in consumer spending. Chemicals have been impacted by concerns of a slowing domestic economy, slower global demand, volatility in raw material costs and increasing competition from global competitors. Paper and forest products continue to be under pressure due to higher input costs, lower housing starts and lack of demand for paper related shipping and writing products. Additionally, lack of market liquidity and volatile credit markets have further impacted bond prices. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the Company’s communications sector portfolio had a fair value of $1,999,003 and a carrying value of $2,295,387, resulting in a gross unrealized loss of $296,384. The communications sector can be further divided into the media cable, media non-cable, wireless and wirelines sub-sectors. All media companies, but especially newspaper and directory companies, are suffering from a tepid advertising environment related to the weak economy. This has made it difficult for companies to offset declining revenues with sufficient cost cutting initiatives, leading to significantly lower profits. In addition, this space had been a focus for activist shareholders and private equity firms, forcing management to respond by increasing financial leverage, performing consolidations or divesting assets. The net effect of this was a weaker credit profile for many companies just as the market started to slow down. Many companies in the wirelines sector continue to focus on increasing shareholder returns. This has escalated event risk within the sector and caused concern that companies may increase financial leverage. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

At December 31, 2008 the Company’s consumer cyclical sector portfolio had a fair value of $1,568,583 and a carrying value of $1,921,600, resulting in a gross unrealized loss of $353,017. The more significant of these sub-sectors from an unrealized loss perspective are retail, automotive, and gaming.

Retail has been negatively impacted by a consumer pull-back in spending, particularly discretionary purchases, as increased unemployment, a weak housing market, credit market tightening and historically low consumer confidence weighed on the consumer. Margins have also been under increased pressure as many retailers have implemented aggressive promotion activity and increased discounts in an effort to drive store traffic, manage inventories and maintain market share.

The underlying fundamentals driving sales and earnings performance of the automotive industry continue to be pressured as a result of a secular shift away from more profitable sports utility vehicles (SUVs) and pickups towards more fuel-efficient cars and crossovers. In addition, the combination of weak consumer confidence, tighter credit standards and growing unemployment has negatively impacted auto sales.

Fundamentals in the gaming industry have weakened due to increased debt and related interest costs due to leveraged buyout activity and a material reduction in discretionary consumer spending. A deteriorating homebuilding environment and a material drop-off in consumer confidence, coupled with concerns over unemployment are resulting in declining demand. However, in some cases the industry is still increasing the supply of gaming products that were initiated prior to the economic downturn.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

For all of the sub-sectors within the consumer cyclical sector portfolio, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s consumer non-cyclical sector portfolio had a fair value of $2,654,933 and a carrying value of $2,922,383, resulting in a gross unrealized loss of $267,450. The consumer non-cyclical industry encompasses various sub-sectors ranging from consumer products to supermarkets. The more significant of these sub-sectors from an unrealized loss perspective are food and beverages and consumer products. Food and beverages and consumer products fundamentals have modestly weakened due to higher input costs and the industries’ limited ability to pass along these higher costs to the customer. Also, the price gap between branded products and private label products became more compelling to the consumer in the fourth quarter.

Overall, the sector represents a large portion of the corporate debt market. As a result, the Company’s exposure is large and the gross dollar amount of unrealized losses is also large. The vast majority of the unrealized losses in the consumer non-cyclical sector relate to global macro economic conditions and credit spread widening. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

At December 31, 2008 the Company’s electric utility sector portfolio had a fair value of $2,113,318 and a carrying value of $2,338,162, resulting in a gross unrealized loss of $224,844. The electric utility sector is generally viewed as a defensive sector during weak economic environments. While defensive in nature, there are several issues which present challenges, including growing capital expenditures programs, the possibility of CO2 legislation, a renewed interest in expanding riskier unregulated generation projects, and increasingly uncertain state regulatory environments driven by rising energy prices and a slowing economy. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the company’s energy sector portfolio had a fair value of $1,716,185 and a carrying value of $1,996,357, resulting in a gross unrealized loss of $280,172. The energy sector includes independent oil and natural gas exploration and production companies, refiners, integrated energy companies active in both exploration/production and refining, and oil field service companies. For the independent exploration and production companies, underlying long-term fundamentals remain strong in the sector; however, there has been heightened near-term uncertainty given the dramatic decline in commodity prices. The industry has responded by reducing capital expenditures and share buyback programs as they focus on remaining free cash flow positive. Given the low market values currently, consolidation by the larger companies is likely in the sector.

The bonds of the underlying companies have seen price declines consistent with the overall market and concerns over the effect lower commodity prices will have on cash flow. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s insurance sector portfolio had a fair value of $971,707 and a carrying value of $1,260,761, resulting in a gross unrealized loss of $289,054. 79% of the securities in the unrealized loss position in the insurance sector are investment grade. These unrealized losses primarily reflect general spread widening on financial services companies (due to broad housing, mortgage market, equity market and economic issues, plus increased liquidity and capital markets concerns that were referenced in the above market backdrop section), compounded in some cases by the structure of the securities (subordination or other structural features and duration). While the sub-sector has some exposure to the US residential mortgage market, the issuers are highly diversified. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s natural gas sector portfolio had a fair value of $1,100,552 and a carrying value of $1,268,556, resulting in a gross unrealized loss of $168,004. The natural gas sector includes natural gas pipeline and distribution companies. The underlying fundamentals for pipelines are adversely affected by the decline in commodity prices, weak end user demand, and higher financing costs. Capital expenditures remained at elevated levels as the industry addresses the country’s infrastructure needs. As a result, pipelines will need continued access to the capital markets. The distributors remain well capitalized with increasing focus on reducing exposure to bad debts and weather related volatility. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be materially impaired as of December 31, 2008.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008, the Company’s Real Estate Investment Portfolio (REIT) had a fair value of $620,143 and a carrying value of $862,023, resulting in a gross unrealized loss of $241,880. 94% of the securities in this portfolio in an unrealized loss position are investment grade. The unrealized losses in the REIT sub-sector are a result of general spread widening in the commercial mortgage-backed securities (CMBS) market and the REIT unsecured market. Despite real estate values falling and capitalization rates rising, REIT’s operating fundamentals continue to perform at levels sufficient to support their debt structure. However, further fundamental deterioration is expected as unemployment rises, consumer discretionary spending falls, and tenant bankruptcies increase. The majority of REITs have exhibited financial discipline and have focused on maintaining financial flexibility during the difficult financing environment. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s asset-backed securities (ABS) Credit Cards portfolio had a fair value of $931,734 and a carrying value of $1,433,625, resulting in a gross unrealized loss of $501,891. Over 98% of the ABS credit card bonds held by the Company are rated investment grade. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large sub-prime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. The Company’s entire credit card portfolio has been stress tested. Results of these stress tests indicate that while downgrades within the portfolio may occur, all of these securities are projecting payment in full. As the unrealized losses in the ABS Credit Card portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s ABS sub-prime mortgage portfolio had a fair value of $1,131,693 and a carrying value of $1,786,961, resulting in a gross unrealized loss of $655,268. ABS sub-prime mortgage securities are secured by pools of residential mortgage loans primarily those which are categorized as sub-prime.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on the Company’s particular tranche.

Sub-prime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company recorded impairments of $9,023 in 2008. The Company did not record any impairments in 2007.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following table provides the actual cost, carrying amount and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2008:

	Actual Cost	Carrying Amount	Fair Value
Residential Mortgage Backed Securities	$2,028,111	$1,991,950	$1,344,978

As the remaining unrealized losses in the ABS Housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s CMBS portfolio had a fair value of $3,696,568 and a carrying value of $5,170,915 resulting in a gross unrealized loss of $1,474,347. CMBS are securitizations of underlying pools of mortgages on commercial real estate. 99% of the securities in this portfolio in an unrealized loss position are investment grade. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower, commercial real estate collateral debt obligations (CRE CDOs) and franchise loan receivable trusts.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows. As the unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be materially impaired as of December 31, 2008.

At December 31, 2008 the Company’s residential mortgage-backed securities (RMBS) sector portfolio had a fair value of $2,311,426 and a carrying value of $4,225,690 resulting in a gross unrealized loss of $1,914,264. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed pass-throughs, whole loan pass-throughs, Alt-A MBS and negative amortization MBS.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

RMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists using widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. 89% of the securities in the RMBS portfolio in an unrealized loss position were investment grade. RMBS models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows. The combination of low floating-rate reset margins, slow prepayment speeds, severe illiquidity in the market for near-prime securities, and the unprecedented level of mortgage-related credit spread widening have pushed the overall market value as a percent of book on those RMBS bonds in an unrealized loss position to 55%. As the unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2008	2007	2006
Bonds	$2,993,726	$3,247,176	$3,420,057
Preferred stocks	118,882	147,440	155,543
Common stocks	46,168	36,244	9,789
Mortgage loans on real estate	690,904	756,200	746,653
Real estate	21,328	22,332	21,360
Policy loans	46,017	46,850	46,736
Cash, cash equivalents and short-term investments	85,436	113,572	41,227
Derivatives	(9,236)	2,244	(30,712)
Other invested assets	28,504	32,569	46,353
Other	32,638	14,130	49,179

Gross investment income	4,054,367	4,418,757	4,506,185
Less investment expenses	(167,517)	(206,434)	(226,331)

Net investment income	$3,886,850	$4,212,323	$4,279,854

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Proceeds from sales of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$18,754,495	$33,516,007	$34,592,243

Gross realized gains	$362,022	$570,114	$369,889
Gross realized losses	(808,137)	(344,712)	(395,173)

Net realized capital gains (losses)	$(446,115)	$225,402	$(25,284)

Gross realized losses for the years ended December 31, 2008, 2007 and 2006 include $367,432, $70,724 and $46,517, respectively, which relate to losses recognized on other than temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized Year Ended December 31
	2008	2007	2006
Bonds	$(324,506)	$205,396	$(65,329)
Preferred stocks	(120,940)	32,322	40,045
Common stocks	(65,018)	115,631	7,864
Mortgage loans on real estate	(7,074)	1,697	(4,620)
Real estate	17,781	96	11,659
Cash, cash equivalents and short-term investments	(13,767)	(7,906)	(5)
Derivatives	54,650	(10,099)	15,707
Other invested assets	654,443	284,195	181,211

	195,569	621,332	186,532
Federal income tax effect	119,219	(244,354)	(72,407)
Transfer to (from) interest maintenance reserve	51,433	(63,179)	35,262

Net realized capital gains (losses) on investments	$366,221	$313,799	$149,387

At December 31, 2008 and 2007, the Company had recorded investments in restructured securities of $13,157 and $2,248, respectively. The capital gains (losses) taken as a direct result of restructures in 2008, 2007 and 2006 were $1,905, $(713) and $9,001, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

	December 31
	2008	2007
Unrealized gains	$5,116	$42,129
Unrealized losses	(11,770)	(20,080)

Net unrealized gains (losses)	$(6,654)	$22,049

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized Year Ended December 31
	2008	2007	2006
Bonds	$(226,573)	$66,449	$39,588
Preferred stocks	(22,844)	17,321	45,542
Common stocks	(28,695)	(42,192)	1,053
Affiliated Entities	(7,222)	557,585	251,515
Derivatives	382,983	(36,994)	(75,618)
Other invested assets	(900,944)	321,216	60,622

Change in unrealized capital gains/losses	$(803,295)	$883,385	$322,702

During 2008, the Company issued mortgage loans with interest rates ranging from 3.26% to 13.00% for commercial loans and 4.82% to 8.64% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 98%. Mortgage loans with a carrying amount of $7,351 were non-income producing for the previous 180 days. Accrued interest of $346 and $3 related to these mortgage loans was excluded from investment income at December 31, 2008 and 2007, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2008, the Company held $28,709 in impaired loans with related allowance and credit losses of $11,924. At December 31, 2007 the Company did not hold any impaired loans with a related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2008 and 2007, respectively. The average recorded investment in impaired loans during 2008 was $9,788.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. At December 31, 2008, the Company recognized $1,374 of interest income on impaired loans. Interest income of $1,570 was recognized on a cash basis for the year ended December 31, 2008. The Company did not recognize any interest income on impaired loans or any interest income on a cash basis for the years ended December 31, 2007 or 2006.

At December 31, 2008 and 2007, the Company held a mortgage loan loss reserve in the AVR of $361,121 and $277,265, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2008	2007		2008	2007
South Atlantic	24%	24%	Office	31%	31%
Pacific	23	22	Apartment	20	19
Mountain	14	14	Retail	19	18
Middle Atlantic	14	13	Industrial	19	20
E. North Central	10	11	Other	6	7
W. North Central	5	5	Agricultural	5	5
W. South Central	4	5
E. South Central	4	4
New England	2	2

At December 31, 2008, 2007 and 2006, there were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2008, 2007 and 2006 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2008, 2007 or 2006.

At December 31, 2008, the Company had ownership interests in 58 LIHTC properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 1 to 15 years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2019 is $13,387. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008, the Company recorded an impairment of $42,829 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

For the year ended December 31, 2007, an impairment of $4,285 was recorded for MP Shoreline Associates, a LIHTC property. The impairment was determined by comparing the current book value to the fair value. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other than temporary, the investment in partnership was written down to fair value.

The Company has an investment in Invenergy TN, LLC, a partnership which owns a 27 MW wind generating facility in Anderson County, Tennessee. This investment generates tax credits based on the amount of electricity produced from the wind turbines. Based on the project’s actual performance and a revised wind study, it was determined that the investment will not perform to the levels originally expected. For the year ending December 31, 2007, an impairment of $4,556, respectively, was recorded for the Invenergy TN, LLC partnership. The impairment was determined by comparing the current book value to the fair value as supplied by a third party. The fair value was determined by discounting future cash flows, expected future tax credits and income tax benefits of losses from the investment. Since the decline in fair value was determined to be other than temporary, the investment in the partnership was written down to the fair value amount. No impairment was recorded for the Invenergy TN, LLC partnership at December 31, 2008 or 2006.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The interest rate floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security, as a cash component, with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2008 and 2007, the Company had replicated assets with a fair value of $466,244 and $530,531 and credit default swaps with a fair value of $(21,375) and $(893), respectively. For the year ended December 31, 2008, the Company recognized $306 in capital losses related to replication transactions. For the years ended December 31, 2007 and 2006, the Company recognized no capital losses related to replication transactions.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 index futures contracts and/or options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements. There were no expenses recognized by the Company for the years ended December 31, 2008, 2007 or 2006 from option contracts.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2008, the fair value of all contracts, aggregated at a counterparty level, with a positive and a negative fair value amounted to $1,587,898 and $309,837, respectively.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 23 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. At December 31, 2008 and 2007, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2008, the Company has accumulated deferred gains in the amount of $126,349 related to the termination of forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 and 2007, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2008	2007
Interest rate and currency swaps:
Receive fixed - pay fixed	$201,763	$230,374
Receive fixed - pay floating	12,919,749	12,714,195
Receive floating - pay fixed	8,199,009	9,540,782
Receive floating - pay floating	2,716,370	3,452,857
Interest rate cap agreements	1,640,000	4,645,400
Interest rate floor agreements	62,400	60,800

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $119,771, $(8,671) and $(3,707) for the years ended December 31, 2008, 2007 and 2006, respectively.

Open futures contracts at December 31, 2008 and 2007, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2008

5271	S&P 500 March 2009 Futures	$1,171,777	$1,186,107

December 31, 2007

307	S&P 500 March 2008 Futures	$113,582	$113,375

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

For the years ended December 31, 2008 and 2007, the Company has recorded $264,343 and $22,903, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains and losses during 2008 and 2007 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2008 and 2007, investments with an aggregate carrying value of $61,545 and $74,627, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$13,309,443	$11,477,571	$10,445,191
Reinsurance assumed - non affiliates	1,505,508	1,756,468	1,537,494
Reinsurance assumed - affiliates	305,925	238,686	78,499
Reinsurance ceded - non affiliates	(1,101,435)	(1,114,954)	(1,075,058)
Reinsurance ceded - affiliates	(6,501,597)	(4,080,954)	(3,450,055)

Net premiums earned	$7,517,844	$8,276,817	$7,536,071

The Company received reinsurance recoveries in the amount of $2,166,604, $1,663,213 and $1,567,227 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $425,122 and $328,515, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $29,483,844 and $20,150,258, respectively.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The net amount of the reduction in surplus at December 31, 2008, if all reinsurance agreements were cancelled, is $7,856.

At December 31, 2008, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $2,708,917.

Effective December 31, 2008, the Company recaptured term life business previously ceded to Transamerica International Re (Ireland) Ltd. (TIRI), and Transamerica International Re (Bermuda) Ltd (TIRe) both affiliates. The Company received recapture consideration of $120,476, recorded net assets of $33,804, and recaptured reserves of $856,239 and $53,085 for life and claim reserves, with respect to the recapture from TIRI. The Company received recapture consideration of $25,563, recorded net assets of $5,088, and recaptured reserves of $167,004 and $4,821 for life and claim reserves, with respect to the recapture from TIRe. The Company incurred a statutory loss on the recapture from TIRI in the amount of $755,044 and a statutory loss on the recapture from TIRe in the amount of $141,174. As a result, a pre-tax loss of $896,218 was included in the statement of operations. During 2007 and 2006, the Company amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus.

Subsequently, effective December 31, 2008, the Company ceded term life business to CGC Life Insurance Company (CGCL), an affiliate. The Company paid initial consideration of $146,039, released life and claim reserves of $1,023,243 and $57,906 respectively, and established other net liabilities of $38,892. The net pre-tax gain of $896,218 resulting from this transaction was credited directly to unassigned surplus.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with TIRe to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $872,822 and ceded premium of a like amount, paid consideration of $223,608 and established a funds withheld liability of $1,096,431. The pre-tax loss of $223,608 ($145,345 on a net of tax basis) is included in the statement of operations. The Company ceded general account and separate account reserves on a modified coinsurance basis of $284,780 and $7,248,603, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit (GMDB) riders included in certain of its variable annuity contracts that were previously ceded to TIRe under a 2001 reinsurance agreement. The Company released a funds withheld liability of $40,133 associated with this business and received recapture consideration of $45,038. Reserves recaptured included $100,672 of GMDB reserves and $15,099 of claim reserves. The resulting pre-tax loss of $30,600 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $16,521 ($10,739 net of tax). Prior to this transaction, the Company had amortized $3,812 and $5,083 on a pre-tax basis ($2,478 and $3,304 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

Effective December 31, 2008, the Company recaptured term life business previously ceded to TIRI on a funds withheld basis under a 2001 reinsurance agreement. The Company released the funds withheld liability of $38,603 and recorded net assets of $5,036, recaptured reserves of $288,498 and $7,065 for life and claim reserves, respectively. As a result, a pre-tax loss of $251,924 was included in the statement of operations. The gain that resulted from the initial ceding transaction to TIRI that had been credited directly to unassigned surplus was released into earning in the amount of $221. In 2007, the company amortized $28 into earnings.

Subsequently, effective December 31, 2008, the Company ceded term life business on a funds withheld basis to CGCL. Life and claim reserves of $288,498 and $7,065, respectively, were released and the Company established a funds withheld liability of $38,603 and established other net liabilities of $5,036. The net pre-tax gain of $251,924 resulting from this transaction was credited directly to unassigned surplus.

Also effective December 31, 2008, the Company ceded certain term life business to CGCL on a funds withheld basis. Life and claim reserves of $587,293 and $6,874, respectively were released and the Company established other reserves of $28,680. The net pre-tax gain of $565,487 resulting from this transaction was credited directly to unassigned surplus.

The Company entered into an assumption reinsurance agreement with Monumental Life Insurance Company (MLIC), an affiliate, effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded liability of $12,197 within the remittances line related to this transaction.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into a stop loss reinsurance agreement with Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate, to cede an in force block of universal life business effective July 1, 2008. Reinsurance premiums paid of $70,728 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $15. The net of tax loss of $10 was included in the statement of operations.

The Company entered into an assumption reinsurance agreement with Canadian Premier Life Insurance Company (CPLIC), an affiliate, effective July 1, 2008. This transaction resulted in CPLIC assuming all in force policies and certificates from the Canadian branch of the Company, along with all of the assets and liabilities related to these policies and all capital supporting this business. Subsequent to this assumption reinsurance transaction, the Company withdrew its license in Canada and therefore considered this transaction an economic transaction. The Company received a ceding commission of $11,460, which resulted in a pre-tax gain. During 2007, LIICA amended its 50% reinsurance treaty with CPLIC. LIICA received a ceding commission of $2,910 ($1,892 net of tax). This gain was credited directly to unassigned surplus at December 31, 2007.

Below is a summary of the net policyholder liabilities and assets transferred effective July 1, 2008:

Invested assets/cash transferred	$(52,859)
Ceded reserves	64,882
Due premiums	(2,920)
Due comp liability	1,007
Retro accruals	1,350

Pre-tax net income impact	$11,460

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective May 1, 2008 in which the Company agreed to cede certain single premium deferred annuities on a coinsurance basis. The initial consideration paid was $446,522, the initial ceding allowance received was $18,263, and reserves ceded were $446,522, resulting in a pre-tax gain of $18,263. The net of tax gain of $11,871 was credited directly to unassigned surplus. The Company amortized $1,410 into earnings during 2008 with a corresponding charge to unassigned surplus.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into a stop loss reinsurance agreement with TLIB to cede an in force block of universal life business effective January 1, 2008. Reinsurance premiums paid of $3,267,950 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $603. The net of tax loss of $392 was included in the statement of operations.

Effective December 31, 2007, TIRe recaptured all inforce business that was previously retroceded to the Company and LIICA under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $541 and $45, respectively, and consideration paid of $366 was included in the statement of operations.

The Company and LIICA entered into an agreement effective December 31, 2007 to recapture obligations and benefits related to certain universal life insurance contracts that were previously ceded to TIRe in 2003. The Company assumed assets of $23,737 associated with this business and paid recapture consideration of $1,558. Reserves recaptured included life reserves of $3,935 and claim reserves of $434. As a result, a pre-tax gain of $17,810 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $6,240 ($4,056 net of tax). Prior to this transaction, the Company had amortized $1,418 and $1,092 on a pre-tax basis ($921 and $710 on a net of tax basis) into earnings for 2007 and 2006, respectively, with a corresponding charge to unassigned surplus.

The Company and MLIC entered into an indemnity reinsurance agreement effective December 31, 2007, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were issued by MLIC, with issue dates ranging from January 1, 2007 through December 31, 2007, and also covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $26,573.

Effective December 31, 2007, the Company entered into an indemnity reinsurance agreement with Pine Falls Re, Inc., an affiliate, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by the Company and assumed by the Company from various affiliated entities. Universal life secondary guarantee reserves ceded were $286,392, resulting in a pre-tax gain of $286,392 ($186,154, net of tax) that has been credited directly into unassigned surplus.

On October 1, 2007 the Company and LIICA recaptured various fixed deferred annuity plans that were ceded to MLIC under a July 1, 1990 agreement. The recapture premium received was $302,727 and the commission expense allowance paid was $3,770, for a net consideration received of $298,957. Reserves recaptured were $302,727. The resulting pre-tax loss of $3,770 was included in the statement of operations.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective July 1, 2007, in which the Company agreed to cede a closed block of fixed and variable deferred annuities on a coinsurance and modified coinsurance basis. The net of tax gain of $10,931 from this transaction was credited directly to unassigned surplus. During 2008 and 2007 the Company amortized $2,080 and $995, respectively, into earnings with a corresponding charge to unassigned surplus.

On April 1, 2007 LIICA entered into a recapture agreement with Veterans Life Insurance Company (VLIC), an affiliate of the Company, whereby VLIC recaptured all liabilities ceded to LIICA under an October 1, 2001 modified coinsurance agreement. The recapture consideration received was $76,086 and the reserves recaptured by VLIC were $173,147. LIICA paid a recapture premium of $173,147. The resulting pre-tax gain of $76,086 has been included in the statement of operations.

Effective December 31, 2007, LIICA recaptured all inforce universal life business that was previously reinsured to TIRI. LIICA paid a recapture fee of $4,004 and recovered miscellaneous assets of $1,985. Life and claims reserves were recaptured in the amount of $40,482 and $120, respectively. This transaction resulted in a net pre-tax loss of $42,621 which is included in the statement of operations.

Effective January 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The recapture premium received was $9,677 and the commission expense allowance paid was $15,357 for a net consideration paid of $5,680. Reserves recaptured included $81,657 in life reserves and $457 in claim reserves resulting in a pre-tax loss of $87,794 which has been included in the statement of operations. TOLIC subsequently entered into an indemnity retrocession agreement with LIICA Re I, Inc., an affiliate, to retrocede specific blocks of policies assumed by TOLIC. Net consideration received by TOLIC was $16,006 and the life and claim reserves ceded were $81,657 and $457, respectively. This resulted in a pre-tax gain of $98,120 that was recorded directly to unassigned surplus on a net of tax basis. During 2007, TOLIC amortized $7,220 on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

During 2007, TOLIC entered into an agreement with TIRe to retrocede certain life insurance policies issued by Seguros Argos, S.A. de C.V., effective January 1, 2007. The Company received consideration of $21,955, resulting in an initial transaction pre-tax gain of $21,955. The gain was recorded directly to unassigned surplus on a net of tax basis. During 2008 and 2007, the Company amortized $2,574 and $1,901, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective October 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The consideration received was $59,744 and life and claim reserves recaptured were $358,102 and $7,900, respectively. This resulted in a pre-tax loss on the statutory income statement of $306,258. TOLIC subsequently entered into an indemnity retrocession agreement with TIRI to retrocede specific blocks of policies assumed by TOLIC. The consideration that was given in the transaction was $59,744 and the life and claim reserves ceded were $358,102 and $7,900, respectively. This resulted in a pre-tax gain on a statutory basis of $306,258 that was recorded directly to unassigned surplus on a net of tax basis. During 2008, the Company amortized $2,431 into earnings with a corresponding charge to unassigned surplus. The Company did not record any amortization in 2007.

Effective January 1, 2006, the Company entered into a reinsurance transaction with TIRI to cede an inforce block of universal life business. The net of tax impact from the cession of inforce business was $13,585, which was credited directly to unassigned surplus. During 2008, 2007 and 2006, the Company amortized $1,019, $1,019 and $1,359 into earnings with a corresponding charge to unassigned surplus, respectively. The Company has a liability for funds held under reinsurance of $413,935 and $353,074 at December 31, 2008 and 2007, respectively.

TOLIC entered into an agreement effective December 30, 2006 to recapture a block of in force term life business that was ceded to Transamerica Pacific Insurance Company, Ltd. (TPIC), an affiliate. The consideration received was $37,614. Reserves recaptured included $223,404 of life reserves and $5,400 of claim reserves resulting in a pre-tax loss of $191,190, which has been included in the statement of operations.

TOLIC entered into an agreement effective December 30, 2006 to recapture a block of in force universal life business that was ceded to TPIC. The recapture consideration received was $635,128 for assets held related to the block; the recapture fee paid was $45,334 for a net consideration received of $589,794. Reserves recaptured included $678,272 of life reserves and $927 of claim reserves resulting in a pre-tax loss of $89,405, which has been included in the statement of operations.

TOLIC entered into an agreement effective December 31, 2006, to allow TIRI to recapture a retrocession agreement whereby TOLIC assumed mortality risks on a block of in force universal life business which subsequently allowed TOLIC to recapture the entire universal life contract ceded to TIRI. The recapture consideration paid was $1,245, and reserves recaptured were $4,562, for a net pre-tax gain of $3,317. Subsequent to the transaction, TOLIC entered into an agreement to recapture the universal life business ceded to TIRI effective December 31, 2006. The recapture consideration received was $361,986; a recapture fee of $11,400 was paid for a net consideration of $350,586. Reserves recaptured included $804,865 of life reserves and $1,152 of claim reserves, resulting in a pre-tax loss of $455,431, which is included in the statement of operations.

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from TOLIC’s branch in Hong Kong. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years.

Goodwill in the amount of $8,954 and $9,274 was amortized during 2008 and 2007, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

Subsequent to the novation of the Hong Kong and Singapore business to TLB, TOLIC entered into a reinsurance agreement to assume certain risks related to the inforce block from TLB effective December 31, 2006. The initial premium received was $261,418, reserves assumed included $328,985 of life reserves and $258 of claim reserves, resulting in a pre-tax loss of $67,825, which is included in the statement of operations.

Effective December 31, 2006, TOLIC entered into a reinsurance agreement with LIICA Re II, Inc., an affiliate of the Company, to cede term and universal life business. The initial premium paid was $120,000. Reserves ceded included $212,319 of term life reserves, $834,446 of universal life secondary guarantee reserves, $1,067 of claim reserves and $5,911 of miscellaneous policyholder assets, resulting in a pre-tax gain of $921,921 that was recorded directly to unassigned surplus on a net of tax basis. During 2008 and 2007, the Company amortized $74,716 and $1,321, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Effective December 31, 2006, TOLIC recaptured a block of in force term life business that was ceded to TIRe. The recapture premium received was $86,705; the commission expense allowance paid was $43,730, for a net consideration received of $42,975. Reserves recaptured included $286,151 of life reserves and $16,892 of claim reserves, resulting in a pre-tax loss of $260,068, which has been included in the statement of operations.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequent to the recapture, TOLIC entered into a reinsurance agreement with LIICA Re I, Inc., to retrocede term life business effective December 31, 2006. The initial premium paid was $77,479, offset by the commission expense received of $42,022, for a net consideration of $35,457. Reserves ceded included $256,795 of life reserves and $13,146 of claim reserves, resulting in a pre-tax gain of $234,484 that was recorded directly to unassigned surplus on a net of tax basis.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $19,855 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to unassigned surplus on a net of tax basis. During 2007 and 2006, the Company amortized $1,538 and $2,632, respectively, into earnings with a corresponding charge to unassigned surplus. The surplus was fully amortized as of December 31, 2007.

During 2001, TOLIC novated certain traditional life insurance contracts to Transamerica Financial Life Insurance Company (TFLIC), an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,281 as a result of this transaction, which has an unamortized balance of $1,433 at December 31, 2008. The accretion of the deferred liability was $1,433 for 2008, 2007 and 2006.

During 2001, TOLIC entered into a reinsurance transaction with TIRe. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. The Company amortized $1,883 for each of the years ended December 31, 2008, 2007 and 2006 into earnings with a corresponding charge to unassigned surplus. At December 31, 2008, the Company holds collateral from this affiliate in the form of letters of credit of $433,417, covering this reinsurance agreement and others.

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company reports a reinsurance deposit receivable of $128,745 and $120,582 as of December 31, 2008 and 2007, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2008, 2007 and 2006, $954, $1,119 and $1,403, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

Effective December 31, 2005, the Company entered into a reinsurance agreement with Stonebridge Reinsurance Company, an affiliate, to cede the term business and the secondary guarantee related to the universal life business. The consideration that was given in the transaction was $103,900, the commission expense allowance received was $67,400 and the reserves ceded were $832,400 ($508,200 term and $324,200 secondary guarantee). This resulted in a pre-tax gain on a statutory basis of $795,900 that was credited directly to unassigned surplus on a net of tax basis. During 2008 the Company amortized $24,045 into earnings with a corresponding charge to unassigned surplus.

During 2008 and 2007, the Company obtained letters of credit of $716,918 and $334,491, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
Nonadmitted assets	$53,237	$51,597
Provision for contingent experience rated refund	7,771	7,743
Derivatives	37,184	87,560
Partnerships	97,270	110,638
Tax basis deferred acquisition costs	574,392	566,798
Reserves	339,341	483,663
Unrealized capital losses	209,648	71,343
§807(f) assets	13,711	18,916
Deferred intercompany losses	79,823	39,814
Investment in controlled foreign company	107,064	91,874
Credit carryforwards	17,100	32,123
Corporate provision	27,039	12,518
Compensation related accruals	36,443	34,263
Other	74,575	47,904

Total deferred income tax assets	1,674,598	1,656,754

Deferred income tax assets nonadmitted	334,539	649,898

Admitted deferred income tax assets	1,340,059	1,006,856

Deferred income tax liabilities:
Partnerships	132,036	372,952
Real estate	21,494	21,737
§807(f) liabilities	20,983	21,048
Separate account seed money	14,776	2,853
Unrealized capital gains	131,097	148,494
Deferred intercompany gains	103,805	42,553
PGAAP income/ reinsurance ceded	20,679	24,402
Other	6,030	35,538

Total deferred income tax liabilities	450,900	669,577

Net admitted deferred income tax asset	$889,159	$337,279

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
Total deferred income tax assets	$1,674,598	$1,656,754	$17,844
Total deferred income tax liabilities	450,900	669,577	218,677

Net deferred income tax asset	$1,223,698	$987,177	236,521

Tax effect of unrealized gains (losses)			(445,093)

Change in net deferred income tax			$(208,572)

	December 31
	2007	2006	Change
Total deferred income tax assets	$1,656,754	$1,483,760	$172,994
Total deferred income tax liabilities	669,577	441,864	(227,713)

Net deferred income tax asset	$987,177	$1,041,896	(54,719)

Tax effect of unrealized gains (losses)			66,796

Change in net deferred income tax			$12,077

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

As discussed in Note 2—Prescribed and Permitted Statutory Accounting Practices, the Company, with permission from the State of Iowa Deputy Commissioner of Insurance, determines the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. The following charts outline the effect of this permitted practice on the Company’s financial statements:

	3 years		1 year		Change
Gross DTAs at Enacted Tax Rate		$1,674,598		$1,674,598		$—
Admitted Gross DTAs (paragraph 10 a.)	$371,821		$371,821		$—
Admitted Gross DTAs (paragraph 10 b.)	517,338		136,980		380,358
Admitted Gross DTAs (paragraph 10 c.)	450,900		450,900		—

Total Admitted Gross DTAs	1,340,059	(1,340,059)	959,701	(959,701)	380,358	(380,358)

Nonadmitted Gross DTAs		334,539		714,897		(380,358)
Admitted DTA		1,340,059		959,701		380,358
Gross DTL		(450,900)		(450,900)		—

Net Admitted DTA		$889,159		$508,801		$380,358

Total adjusted capital		$5,855,303
Authorized control level		755,193

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(288,599)	$280,850	$60,350
Controlled foreign corporation income - TA Life Bermuda	15,736	15,633	3,483
Deferred acquisition costs - tax basis	13,010	38,321	61,725
Dividends received deduction	(19,748)	(22,001)	(24,529)
IMR amortization	(10,260)	(14,721)	(18,402)
Investment income items	119,217	3,635	(23,822)
Limited partnership book/tax difference	(247,383)	(21,090)	(18,732)
Prior year under accrual	115,372	32,971	1,872
Reinsurance transactions	336,881	216,427	258,239
Tax credits	(64,996)	(80,635)	(65,665)
Tax reserve valuation	(132,936)	(5,021)	(2,174)
Non-deductible items	810	1,029	433
Depreciation	(1,479)	1,673	(999)
LOLI	(3,955)	(3,806)	(3,448)
Other	16,707	4,063	6,215

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(151,623)	447,328	234,546
Less tax (benefit) on capital gains (losses)	(119,219)	244,354	72,407

Total federal income tax (benefit) expense	$(32,404)	$202,974	$162,139

The total statutory income taxes are computed as follows:
	Year Ended December 31
	2008	2007	2006
Federal income tax (benefit) expense on operations and capital gains (losses) on investments	$(151,623)	$447,328	$234,546
Change in net deferred income taxes	208,572	(12,077)	(391,558)

Total statutory income tax expense (benefit)	$56,949	$435,251	$(157,012)

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based on separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service. The Company has a credit carryforward at December 31, 2008 of $17,100, with no loss carryforward. At December 31, 2007 and 2006, the Company had no loss or credit carryforwards.

The Company did not incur income taxes during 2008 or 2006, which will be available for recoupment in the event of future net losses. The Company incurred income taxes in 2007 of $343,821, which will be available for recoupment in the event of future losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.08% and 1% of ordinary life insurance in force at December 31, 2008 and 2007, respectively.

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

For the years ended December 31, 2008 and 2007, premiums for life participating policies were $18,433 and $21,950, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $12,166 and $17,417 to policyholders during 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2008		December 31 2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With market value adjustment	$2,427,891	4%	$5,650,637	7%
At book value less surrender charge of 5% or more	9,063,978	13	5,426,946	7
At fair value	18,052,999	26	26,648,680	35

Total with adjustment or at market value	29,544,868	43	37,726,263	49
At book value without adjustment (with minimal or no charges or adjustments)	14,151,434	21	15,635,809	20
Not subject to discretionary withdrawal	24,373,769	36	23,344,387	31

Total annuity reserves and deposit fund liabilities - before reinsurance	68,070,071	100%	76,706,459	100%

Less reinsurance ceded	11,856,295		7,266,399

Net annuity reserves and deposit fund liabilities	$56,213,776		$69,440,060

Included in the liability for deposit-type contracts at December 31, 2008 and 2007 are $838,768 and $843,245, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

At December 31, 2008, the contractual maturities were as follows:

Year	Amount
2009	$371,847
2010	55,181
2011	125,413
2012	53,708
2013	—
Thereafter	232,620

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $3,602,586 and $4,122,609 at December 31, 2008 and 2007, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2008, 2007 and 2006 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$63,549	$36,534	$4,145,459	$4,245,542

Reserves for separate accounts as of December 31, 2008 with assets at:
Fair value	$—	$32,841	$351,543	$23,812,058	$24,196,442
Amortized cost	—	548,144	—	—	548,144

Total as of December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Reserves for separate accounts by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$61,733	$—	$—	$61,733
At fair value	—	—	—	23,812,058	23,812,058
At book value without market value adjustment and with current surrender charge of less than 5%	—	486,411	—	—	486,411

Subtotal	—	548,144	—	23,812,058	24,360,202
Not subject to discretionary withdrawal	—	32,841	351,543	—	384,384

Total separate account liabilities at December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$15,567	$574,226	$5,685,724	$6,275,517

Reserves for separate accounts as of December 31, 2007 with assets at:
Fair value	$997	$97,270	$635,878	$32,768,227	$33,502,372
Amortized cost	—	521,653	—	—	521,653

Total as of December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$41,480	$—	$—	$41,480
At fair value	—	—	—	32,723,737	32,723,737
At book value without market value adjustment and with current surrender charge of less than 5%	—	480,173	—	—	480,173

Subtotal	—	521,653	—	32,723,737	33,245,390
Not subject to discretionary withdrawal	997	97,270	635,878	44,490	778,635

Total separate account liabilities at December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$4,878	$10,348	$160,623	$4,923,548	$5,099,397

Reserves for separate accounts as of December 31, 2006 with assets at:
Fair value	$30,198	$194,062	$237,420	$29,246,642	$29,708,322
Amortized cost	—	493,802	—	—	493,802

Total as of December 31, 2006	$30,198	$687,864	$237,420	$29,246,642	$30,202,124

Reserves for separate accounts by withdrawal characteristics as of December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$—	$37,244	$—	$—	$37,244
At fair value	—	—	—	29,207,281	29,207,281
At book value without market value adjustment and with current surrender charge of less than 5%	—	456,558	—	—	456,558

Subtotal	—	493,802	—	29,207,281	29,701,083
Not subject to discretionary withdrawal	30,198	194,062	237,420	39,361	501,041

Total separate account liabilities at December 31, 2006	$30,198	$687,864	$237,420	$29,246,642	$30,202,124

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,199,455	$5,691,829	$4,924,496
Transfers from separate accounts	(3,658,761)	(4,104,822)	(2,647,443)

Net transfers to separate accounts	540,694	1,587,007	2,277,053
Miscellaneous reconciling adjustments	(11,259)	(4,523)	5,837

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$529,435	$1,582,484	$2,282,890

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $84,389 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the statement of operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

At December 31, 2008 and 2007, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2008
Minimum guaranteed death benefit	$16,439,840	$2,330,543	$1,745,559
Minimum guaranteed income benefit	4,834,470	914,995	891,198
Guaranteed premium accumulation fund	59,060	7,972	—
Minimum guaranteed withdrawal benefit	2,608,124	74,296	33,075

December 31, 2007
Minimum guaranteed death benefit	$25,527,766	$699,108	$280,454
Minimum guaranteed income benefit	9,405,399	358,605	129,982
Guaranteed premium accumulation fund	53,508	8,212	–
Minimum guaranteed withdrawal benefit	3,483,468	36,448	(10,328)

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2008 and 2007, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary first-year business	$12,419	$245	$12,174
Ordinary renewal business	456,433	11,370	445,063
Group life direct business	16,298	2,786	13,512
Credit life business	(12,784)	—	(12,784)
Reinsurance ceded	(257,749)	—	(257,749)

	214,617	14,401	200,216
Accident and health	(32,632)		(32,632)

	$181,985	$14,401	$167,584

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary first-year business	$20,302	$914	$19,388
Ordinary renewal business	502,264	14,452	487,812
Group life direct business	32,846	2,164	30,682
Credit life business	(4,231)	—	(4,231)
Reinsurance ceded	(201,648)	—	(201,648)

	349,533	17,530	332,003
Accident and health	(39,825)	—	(39,825)

	$309,708	$17,530	$292,178

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2008 and 2007, the Company had insurance in force aggregating $393,200,350 and $339,597,764, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $688,913 and $834,812 to cover these deficiencies at December 31, 2008 and 2007, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2009, without the prior approval of insurance regulatory authorities, is $454,652.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 31, 2008, the Company received a contribution of $9,300 from its parent company in the form of 1,000 shares of TPIC. Prior to the merger of LIICA into the Company, LIICA received a capital contribution from its parent, AEGON of $408,438 on June 2, 2008. On June 3, 2008, LIICA repurchased 504,033 of its Series A preferred shares for $392,000 from AEGON. Net impact to gross paid-in and contributed surplus for the Company was $16,438. The Company received a capital contribution of $481,500 from its parent company, TIHI, on December 30, 2008.
The Company paid a common stock dividend of $268,580 to its common stock shareholder, TIHI, on December 29, 2008.

The Company paid preferred stock dividends of $18,750 and $12,670 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 29, 2008. Prior to its merger with the Company, in conjunction with the redemption of its 504,033 shares of its Series A preferred stock, LIICA paid a dividend of $16,438 to its preferred stock shareholder, AEGON, on June 3, 2008.

On September 26, 2007 LIICA paid $400,000 to its parent company, AEGON. This payment consisted of a return of additional paid-in capital of $270,000, an ordinary common stock dividend of $94,400 and an extraordinary dividend of $35,600. No dividends were paid in 2006. LIICA received capital contributions of $145,000 from AEGON in 2006. LIICA did not receive any capital contributions from AEGON in 2007.

On December 19, 2007, TOLIC paid a $50,627 dividend to its preferred shareholder, Transamerica and a $149,373 dividend to its common shareholder as of that date, Transamerica Service Company. On December 13, 2006, TOLIC paid a $54,068 dividend to its preferred shareholder as of that date, Scottish Equitable Finance Limited.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 26, 2006, the Company repurchased its 42,500 shares of non-voting Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A preferred shares is $1,365 per share and Series B preferred shares is $10 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred shares. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007 and 2006, cumulative unpaid dividends relating to the preferred shares were $26,477 and $50,391, respectively.

The Company paid a preferred stock dividend of $51,600 to its Series B preferred stock shareholder, AEGON, on December 19, 2007. The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON, on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2007 or 2006.

On December 27, 2006, LIICA made an investment of $80,000 for the formation of LIICA Re II, a Vermont-domiciled pure captive subsidiary. LIICA also made a $172,000 capital contribution to LIICA Holdings, LLC on December 27, 2006 and received a return of capital on September 26, 2007 in the amount of $37,000 from LIICA Holdings, LLC.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

On September 30, 2002, LIICA received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 19, 2006, based on approval from the Insurance Division, Department of Commerce, of the State of Iowa, the Company redeemed the two surplus notes totaling $575,000 it held with AEGON and TOLIC redeemed the surplus note it held with Transamerica.

Additional information related to the outstanding surplus notes at December 31, 2008 and 2007 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2008	$150,000	$11,250	$56,250	$—
2007	$150,000	$9,000	$45,000	$2,250

10. Securities Lending

The Company participates in two agent-managed securities lending programs. Under the first program, the Company receives collateral equal to 102% of the fair market value of the loaned domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2008 and 2007, respectively, securities in the amount of $1,875,768 and $2,028,968 were on loan under securities lending agreements as a part of this program. At December 31, 2008, the collateral the Company received from securities lending activities was in the form of cash and on open terms. Also at December 31, 2008, cash collateral reinvested had a fair value of $1,904,642. At December 31, 2008, Separate Accounts have securities in the amount of $2,970 on loan under these security lending agreements.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

Under the second program, the Company receives collateral equal to 102% or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, must then be at least equal to 102% or 105% of the fair value of the loaned domestic or international securities, respectively. Except for the notional amount of $54,015 and $54,132 as of December 31, 2008 and 2007, respectively, the program requirements restrict the collateral from rehypothecation by any party involved in the transaction and has minimum limitations related to credit worthiness, duration and borrower levels. This program matured on January 13, 2009 and no future transactions are planned.

At December 31, 2008 and 2007, respectively, securities in the amount of $55,475 and $68,642 were on loan under securities lending agreements as part of this program. Liabilities are recorded with respect to the cash collateral received in connection with the securities on loan when it is available for the general use of the Company. Liabilities were recorded in the amount of $54,033 and $76,851 at December 31, 2008 and 2007, respectively. The fair value of the reinvested collateral was $58,790 as of December 31, 2008.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $16,434, $14,347 and $12,303 for the years ended December 31, 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $9,795, $8,791 and $7,867, for the years ended December 31, 2008, 2007 and 2006, respectively.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2008, 2007 and 2006 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,382, $1,204 and $886 related to these plans for the years ended December 31, 2008, 2007 and 2006, respectively.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company received $19,737 during 2008, and paid $18,688 and $51,535 in 2007 and 2006, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $44,122, $49,346 and $43,080 for these services during 2008, 2007 and 2006, respectively.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $74,156, $44,791 and $35,075 for the years ended December 31, 2008, 2007 and 2006, respectively.

At December 31, 2008, the Company reported a net amount of payables to affiliates of $27,385. At December 31, 2007, the Company reported a net amount of receivables from affiliates of $23,646. The December 31, 2007 balance excludes $83,300 of short-term intercompany notes payable. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

At December 31, 2008, the Company had short-term notes receivable as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Garnet	$58,583	January 16, 2009	1.74%
Transamerica Corporation	293,800	August 21, 2009	2.44
AEGON	79,000	October 7, 2009	5.95
AEGON	166,000	October 8, 2009	5.95
AEGON	159,600	October 9, 2009	5.95
AEGON	69,800	October 15, 2009	5.95
AEGON	20,000	October 20, 2009	5.95
AEGON	91,000	October 21, 2009	5.95
AEGON	36,900	October 22, 2009	5.95
AEGON	19,500	October 23, 2009	5.95
AEGON	41,200	October 27, 2009	5.95
AEGON	55,100	October 28, 2009	5.95
AEGON	52,200	October 31, 2009	5.95
Transamerica Corporation	55,000	November 20, 2009	2.70
AEGON	89,800	December 15, 2009	1.74
AEGON	28,200	December 16, 2009	1.74
AEGON	38,800	December 17, 2009	1.74
AEGON	45,900	December 24, 2009	1.74
AEGON	63,300	December 26, 2009	1.74
AEGON	547,100	December 30, 2009	1.74

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2007, the Company had nine short-term notes receivable from the following companies: two notes from Transamerica in the amounts of $314,800 and $56,300 which were due on or before August 28, 2008 and November 28, 2008, respectively; three notes from TIRe in the amounts of $29,700, $8,900 and $100 which were due by December 10, 2008, December 10, 2008 and December 23, 2008, respectively; three notes from AEGON USA Inc., in the amounts of $595,600, $295,000 and $10,600 which were all due on or before December 27, 2008; and one note from MLIC in the amount of $24,300 which was due on or before December 27, 2008. These notes are reported as short-term investments. The Company had two short-term notes payable to MLIC for $26,300 and $47,100 outstanding at December 31, 2007. These notes were due by October 22, 2008 and October 23, 2008, respectively, and bear interest at 5.05%. The Company also had one short-term note payable to Stonebridge Life Insurance Company for $9,900 outstanding at December 31, 2007. This note was due by December 30, 2008 and bears interest at 4.75%. All of these notes described above were repaid prior to their due date.

At December 31, 2007, the Company had three notes payable to Commonwealth General Corporation of $10 each, bearing interest at 6% and due on December 31, 2030. All three notes were repaid during 2008.

During 2008, 2007 and 2006, the Company paid net interest of $3,221, $2,394 and $10,254, respectively, to affiliates.

During 1998, the Company issued life insurance policies to an affiliated company, covering the lives of certain employees of that affiliate. Aggregate reserves for policies and contracts related to these policies are $274,086 and $129,948 at December 31, 2008 and 2007, respectively.

13. Commitments and Contingencies

At December 31, 2008 and 2007, the Company has mortgage loan commitments of $149,216 and $366,957, respectively. The Company has contingent commitments for $768,083 and $1,076,309 as of December 31, 2008 and 2007, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $13,387 and $41,780, respectively.

The Company has no private placement commitments outstanding at December 31, 2008. At December 31, 2007, the Company had private placement commitments outstanding of $148,318.

The Company had no securities being acquired (sold) on a “to be announced” (TBA) basis at December 31, 2008. At December 31, 2007, the net amount of securities being acquired (sold) on a TBA basis was $39,101.

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company pledged assets as collateral for derivative transactions in the amount of $753,973 and $168,432 at December 31, 2008 and 2007, respectively. In conjunction with derivative transactions, cash in the amount of $1,263,351 and $442,397 and securities in the amount of $577,838 and $42,493 were posted to the Company as of December 31, 2008 and 2007, respectively, which were not included in the financial statements of the Company.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2008 and 2007, the Company has pledged invested assets with a carrying amount of $277,412 and $164,281, respectively, and fair value of $252,447 and $160,861, respectively, in conjunction with these transactions.

The Company had outstanding funding agreements totaling $5,453,131 and $3,531,439 at December 31, 2008 and 2007, respectively, to the Federal Home Loan Bank (FHLB), and the funds received are reported as deposit-type liabilities per SSAP 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2008 and 2007 was $6,275,565 and $4,238,825, respectively. In addition, FHLB requires their common stock to be purchased. The Company owns $252,525 and $176,863 of FHLB common stock at December 31, 2008 and 2007, respectively. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity. Assets in the amount of $10,130,636 and $4,365,740 as of December 31, 2008 and 2007, respectively, were pledged as collateral in conjunction with funding agreements associated with the FHLB.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $4,379,983 and $5,485,324 as of December 31, 2008 and 2007, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $44,753 and $550 at December 31, 2008 and 2007, respectively.

The Company has guaranteed that TFLIC, an affiliate, will maintain capital and surplus amounts in excess of the statutory minimum requirements of $3,000. At December 31, 2008, TFLIC had capital and surplus of $806,474. The Company has recorded no liability for this guarantee.

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $13,848 as of December 31, 2008. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the likelihood of having to make material payments under the guarantee is remote.

As of December 31, 2008, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $7,220 for which it was paid a fee. This variable rate demand note facility was drawn upon in 2008 and the Company purchased municipal bonds that have a value of approximately $7,300 as of December 31, 2008. The Company believes that these bonds will be either re-marketed or redeemed in the future.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

At December 31, 2008 and 2007, the Company had entered into multiple agreements with commitment amounts of $123,075 and $665,013, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. A draw was made under one of these liquidity facilities in January 2008 for approximately $1,900, which will be repaid in full with interest. The Company believes the chance of additional draws under these agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

The Company serves as guarantor for an affiliate’s guaranties of the principal value of loans made to entities which invest in certain investment funds. There was no notional amount associated with these guarantees as of December 31, 2008. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company is a party to legal proceedings involving a variety of issues incidental to its business including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $28,404 and $14,657 at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,720, $1,645 and $1,879, for the years ended December 31, 2008, 2007 and 2006, respectively.

14. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2008, the future minimum aggregate rental commitments are as follows:

Year	Amount
2009	$16,166
2010	14,581
2011	13,786
2012	11,980
2013	11,411
Thereafter	35,637

The Company, both on its own and through its holdings in Transamerica Realty Investment Properties, LLC, and Transamerica Pyramid Properties, LLC and REAP 4MR, LLC, owns buildings that are rented out to others. Future minimum lease payment receivables under noncancelable leasing arrangements as of December 31, 2008 are as follows:

Year	Amount
2009	$42,233
2010	36,829
2011	31,021
2012	21,973
2013	18,779
Thereafter	17,890

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2006, the Company sold $14,391 of agent balances without recourse to an affiliated company. Subsequent to July 1, 2006, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company. The Company did not realize a gain or loss as a result of the sale. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $40,517 and $45,398 were nonadmitted as of December 31, 2008 and 2007, respectively.

The Company has recorded liabilities of $365,846 and $397,703 for municipal reverse repurchase agreements as of December 31, 2008 and 2007, respectively. The reverse repurchase agreements are collateralized by securities with book values of $411,595 and $431,491 as of December 31, 2008 and 2007, respectively. These securities have maturity dates that range from 2009 to 2032 and have a weighted average interest rate of 6.15%.

At December 31, 2008 and 2007, the Company did not participate in dollar reverse repurchase agreements. The Company has no outstanding liability for borrowed money due to participation in dollar reverse repurchase agreements at December 31, 2008 or 2007.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2008 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/ (Loss)
Bonds:
NAIC 3	1	$25	$22	$(3)
NAIC 5	1	570	573	10

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

16. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$103,871,552
Reduce current federal income tax recoverable	(93,046)
Increase admissible deferred income tax asset	4,647

Assets as reported in the accompanying audited statutory-basis balance sheet	$103,783,153

Liabilities as reported in the Company’s Annual Statement	$98,944,678
Adjust current federal income tax payable	—

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$98,944,678

Capital and surplus as reported in the Company’s Annual Statement	$4,926,874
Reduce federal income tax benefit	(93,046)
Increase admissible deferred income tax asset	4,647

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$4,838,475

Statement of Operations:
Statutory net loss as reported in the Company’s Annual
Statement of Operations:	$(528,468)
Reduce federal income tax benefit	(93,046)

Total statutory net income (loss) per financial statements	$(621,514)

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008. There were no reconciling items at December 31, 2007 for the year then ended.

93

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$2,398,377	$2,611,369	$2,398,377
States, municipalities and political subdivisions	2,089,361	2,121,967	2,089,361
Foreign governments	820,993	749,141	820,993
Public utilities	3,335,878	3,152,028	3,335,878
All other corporate bonds	42,546,263	34,904,394	42,546,263
Preferred stocks	1,817,213	1,044,049	1,817,213

Total fixed maturities	53,008,085	44,582,948	53,008,085

Equity securities
Common stocks:
Public utilities	985	985	985
Banks, trust and insurance	252,756	252,874	252,874
Industrial, miscellaneous and all other	93,643	86,871	86,871

Total equity securities	347,384	340,730	340,730

Mortgage loans on real estate	10,795,426		10,795,426
Real estate	153,441		153,441
Policy loans	732,588		732,588
Other long-term investments	1,681,347		1,462,223
Cash, cash equivalents and short-term investments	1,428,385		1,428,385

Total investments	$68,146,656		$67,920,878

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

94

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$14,091,409	$—	$235,047	$1,945,161	$1,004,966	$1,663,810	$4,643,168
Individual health	2,663,242	133,884	125,768	501,707	189,216	425,976	183,144
Group life and health	1,416,556	17,766	108,339	370,647	102,526	300,950	178,562
Annuity	23,412,004	—	15,183	4,700,329	2,590,142	5,947,854	9,408,003

	$41,583,211	$151,650	$484,337	$7,517,844	$3,886,850	$8,338,590	$14,412,877

Year ended December 31, 2007
Individual life	$14,160,258	$—	$291,960	$1,784,003	$974,451	$1,713,938	$3,010,914
Individual health	2,515,584	173,739	98,016	515,841	168,242	514,090	229,418
Group life and health	1,411,134	17,552	126,828	378,440	95,968	341,496	229,655
Annuity	26,856,767	—	13,440	5,598,533	2,973,662	7,349,370	1,825,963

	$44,943,743	$191,291	$530,244	$8,276,817	$4,212,323	$9,918,894	$5,295,950

Year ended December 31, 2006
Individual life	$14,023,333	$—	$258,262	$1,753,704	$926,193	$2,662,506	$3,132,589
Individual health	2,233,390	174,278	146,127	520,756	143,355	545,819	208,720
Group life and health	1,346,086	18,439	114,387	370,490	87,486	316,330	158,821
Annuity	31,243,597	—	11,137	4,891,121	3,122,820	6,260,196	880,869

	$48,846,406	$192,717	$529,913	$7,536,071	$4,279,854	$9,784,851	$4,380,999

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

95

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$443,518,542	$837,623,161	$634,967,537	$240,862,918	264%

Premiums:
Individual life	2,471,167	2,071,576	1,545,571	1,945,162	79%
Individual health	573,587	205,331	133,450	501,706	27%
Group life and health	422,904	83,809	31,552	370,647	9%
Annuity	9,841,785	5,242,316	100,860	4,700,329	2%

	$13,309,443	$7,603,032	$1,811,433	$7,517,844	24%

Year ended December 31, 2007
Life insurance in force	$462,923,158	$743,762,690	$569,426,330	$288,586,798	197%

Premiums:
Individual life	$3,996,462	$3,597,084	$1,384,624	$1,784,002	78%
Individual health	592,260	215,035	138,616	515,841	27%
Group life and health	456,124	142,726	65,043	378,441	17%
Annuity	6,432,725	1,241,063	406,871	5,598,533	7%

	$11,477,571	$5,195,908	$1,995,154	$8,276,817	24%

Year ended December 31, 2006
Life insurance in force	$464,208,866	$654,906,658	$472,895,448	$282,197,656	168%

Premiums:
Individual life	$4,048,832	$3,084,932	$789,804	$1,753,704	45%
Individual health	593,920	188,276	115,112	520,756	22%
Group life and health	466,422	150,289	54,357	370,490	15%
Annuity	5,336,017	1,101,616	656,720	4,891,121	13%

	$10,445,191	$4,525,113	$1,615,993	$7,536,071	21%

96

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Year Ended December 31, 2008

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Financial Statements

Year Ended December 31, 2008

2

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Extra Variable Annuity

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA C (comprised of the Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica International Moderate Growth VP, Transamerica MFS International Equity VP, Transamerica American Century Income & Growth VP, Transamerica Capital Guardian Global VP, Transamerica Capital Guardian U.S. Equity VP, Transamerica Capital Guardian Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Science and Technology VP, Transamerica Jennison Growth VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica BlackRock Large Cap Value VP, Transamerica MFS High Yield VP, Transamerica PIMCO Total Return VP, Transamerica Legg Mason Partners All Cap VP, Transamerica Templeton Global VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica U.S. Government Securities – PAM, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Growth Stock VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Large Cap Core VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Efficient Markets VP, Transamerica Value Balanced VP SC, Transamerica Index 50 VP SC, Transamerica Index 75 VP SC, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, AllianceBernstein Balanced Wealth Strategy Portfolio, Janus Aspen – Mid Cap Growth, Janus Aspen – Mid Cap Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return Series, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Fidelity VIP Balanced Portfolio, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation subaccounts) at December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Transamerica Life Insurance Company Separate Account VA C, at December 31, 2008, and the results of their operations for the year then ended and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2009

3

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation- Conservative VP Subaccount	Transamerica Asset Allocation- Growth VP Subaccount	Transamerica Asset Allocation- Moderate VP Subaccount	Transamerica Asset Allocation- Moderate Growth VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,845,140.126	11,041,094.852	16,377,977.844	17,527,439.762

Cost	$97,340,608	$130,492,729	$186,196,459	$210,391,843

Number of shares - Service	1,571,493.173	708,385.651	4,409,570.094	10,061,942.972

Cost	$16,343,538	$7,934,224	$51,652,905	$123,906,849

Investments in mutual funds,
Level 1 quoted prices at net asset value	$86,275,316	$77,158,667	$173,519,327	$224,425,027
Receivable for units sold	36	16	—	89

Total assets	86,275,352	77,158,683	173,519,327	224,425,116

Liabilities
Payable for units redeemed	—	—	35	—

	$86,275,352	$77,158,683	$173,519,292	$224,425,116

Net Assets:
Deferred annuity contracts terminable by owners	$86,275,352	$77,158,683	$173,519,292	$224,425,116

Total net assets	$86,275,352	$77,158,683	$173,519,292	$224,425,116

Accumulation units outstanding - Initial:
M&E - 1.55%	26,870	84,805	310,318	138,904

M&E - 1.65%	—	—	—	—

M&E - 1.75%	29,252,550	36,966,649	45,575,289	50,194,533

M&E - 1.85%	—	—	—	—

M&E - 2.00%	41,246,896	43,118,646	87,222,425	95,864,208

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$1.06354	$0.92484	$1.05340	$1.00189

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$1.04967	$0.91279	$1.03965	$0.98880

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$1.03262	$0.89796	$1.02280	$0.97275

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	6,317,972	895,632	14,525,045	33,447,210

M&E - 1.75%	5,930,159	3,672,465	19,670,385	42,088,025

M&E - 1.85%	1,131,428	44,002	3,123,047	12,595,191

M&E - 2.00%	—	—	—	—

M&E - 2.30%	563,870	—	947,916	1,546,177

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$0.79621	$0.66741	$0.76679	$0.71806

M&E - 1.75%	$1.10844	$1.08690	$1.13617	$1.12272

M&E - 1.85%	$0.79473	$0.66618	$0.76536	$0.71673

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$0.79143	$—	$0.76219	$0.71375

See accompanying notes.

4

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica Capital Guardian Global VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	2,921,391.991	1,043,508.258	2,754,319.770

Cost	$—	$24,820,594	$11,159,466	$25,263,277

Number of shares - Service	2,430,451.543	47,103.927	9,810.698	40,091.245

Cost	$24,420,991	$352,992	$100,413	$361,981

Investments in mutual funds,
Level 1 quoted prices at net asset value	$16,235,416	$14,780,283	$6,993,940	$13,300,595
Receivable for units sold	—	—	—	9

Total assets	16,235,416	14,780,283	6,993,940	13,300,604

Liabilities
Payable for units redeemed	3	18	—	—

	$16,235,413	$14,780,265	$6,993,940	$13,300,604

Net Assets:
Deferred annuity contracts terminable by owners	$16,235,413	$14,780,265	$6,993,940	$13,300,604

Total net assets	$16,235,413	$14,780,265	$6,993,940	$13,300,604

Accumulation units outstanding - Initial:
M&E - 1.55%	—	24,421	30,284	41,048

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	9,325,226	5,433,616	9,438,312

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	7,122,405	3,305,798	7,679,872

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$0.81916	$0.77634	$0.76196

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$0.80684	$0.76468	$0.68377

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$0.98345	$0.83200	$0.86273

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	79,356	—	—	—

M&E - 1.65%	8,377,050	30,244	—	4,972

M&E - 1.75%	10,460,326	157,766	56,383	179,811

M&E - 1.85%	3,574,671	13,111	13,696	—

M&E - 2.00%	746,982	—	—	—

M&E - 2.30%	421,387	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$0.69028	$—	$—	$—

M&E - 1.65%	$0.68656	$0.71334	$0.68875	$0.65142

M&E - 1.75%	$0.68664	$1.27301	$0.98664	$1.03884

M&E - 1.85%	$0.68529	$0.71202	$0.68747	$0.65022

M&E - 2.00%	$0.68217	$—	$—	$—

M&E - 2.30%	$0.68245	$—	$—	$—

See accompanying notes.

5

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Science & Technology VP Subaccount
Assets
Investment in securities:
Number of shares—Initial	2,776,288.328	2,439,306.561	1,357,548.141	1,144,431.732

Cost	$26,900,933	$43,208,554	$24,650,555	$5,029,489

Number of shares—Service	42,589.551	23,828.927	33,705.009	20,586.885

Cost	$364,142	$428,896	$547,530	$87,728

Investments in mutual funds, Level 1 quoted prices at net asset value	$13,276,915	$23,302,691	$10,917,873	$3,039,875
Receivable for units sold	9	—	—	1

Total assets	13,276,924	23,302,691	10,917,873	3,039,876

Liabilities
Payable for units redeemed	—	22	2	—

	$13,276,924	$23,302,669	$10,917,871	$3,039,876

Net Assets:
Deferred annuity contracts terminable by owners	$13,276,924	$23,302,669	$10,917,871	$3,039,876

Total net assets	$13,276,924	$23,302,669	$10,917,871	$3,039,876

Accumulation units outstanding—Initial:
M&E—1.55%	15,900	34,684	21,357	—

M&E—1.65%	—	—	—	—

M&E—1.75%	9,719,114	15,147,641	4,139,736	2,172,707

M&E—1.85%	—	—	—	—

M&E—2.00%	8,923,622	13,023,036	4,036,804	2,666,689

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$0.67389	$0.81222	$1.32603	$0.49298

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$0.67316	$0.85958	$1.30871	$0.48558

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$0.73100	$0.76995	$1.28744	$0.72447

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	—	—	—	—

M&E—1.65%	27,583	3,149	531	—

M&E—1.75%	211,252	233,549	204,950	58,943

M&E—1.85%	—	—	5,393	354

M&E—2.00%	—	—	—	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$—	$—

M&E—1.65%	$0.64732	$0.65590	$0.63221	$0.62634

M&E—1.75%	$0.86505	$0.96247	$1.32206	$0.89387

M&E—1.85%	$0.64612	$0.65468	$0.63103	$0.62518

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$—	$—	$—	$—

See accompanying notes.

6

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares—Initial	586,398.649	928,952.462	634,252.661	1,571,231.595

Cost	$4,504,711	$12,060,246	$6,733,368	$28,367,238

Number of shares—Service	14,540.237	15,929.112	63,390.180	42,941.498

Cost	$117,000	$225,905	$688,334	$696,409

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,003,822	$7,701,104	$5,144,167	$17,902,897
Receivable for units sold	3	—	1	—

Total assets	3,003,825	7,701,104	5,144,168	17,902,897

Liabilities
Payable for units redeemed	—	—	—	20

	$3,003,825	$7,701,104	$5,144,168	$17,902,877

Net Assets:
Deferred annuity contracts terminable by owners	$3,003,825	$7,701,104	$5,144,168	$17,902,877

Total net assets	$3,003,825	$7,701,104	$5,144,168	$17,902,877

Accumulation units outstanding—Initial:
M&E—1.55%	—	36,038	23,346	30,888

M&E—1.65%	—	—	—	—

M&E—1.75%	4,053,693	7,131,226	4,269,744	7,578,003

M&E—1.85%	—	—	—	—

M&E—2.00%	1,239,370	4,264,011	2,125,984	7,698,354

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$0.62052	$0.67946	$0.67657	$1.04611

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$0.49012	$0.58375	$0.60324	$1.24811

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$0.76263	$0.79353	$0.98274	$1.03067

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	—	—	—	—

M&E—1.65%	—	—	—	23,530

M&E—1.75%	74,204	136,602	471,512	356,633

M&E—1.85%	—	—	—	14,258

M&E—2.00%	—	—	—	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$—	$—

M&E—1.65%	$0.69991	$0.69033	$0.66212	$0.73065

M&E—1.75%	$0.96807	$0.95274	$0.98276	$1.26275

M&E—1.85%	$0.69861	$0.68905	$0.66089	$0.72929

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$—	$—	$—	$—

See accompanying notes.

7

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica MFS High Yield VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Templeton Global VP Subaccount
Assets
Investment in securities:
Number of shares—Initial	2,161,876.958	5,066,203.883	2,397,874.763	184,548.832

Cost	$18,398,023	$56,614,051	$29,456,264	$4,073,759

Number of shares—Service	34,094.759	350,236.865	17,982.290	8,741.514

Cost	$283,465	$3,940,120	$236,425	$201,977

Investments in mutual funds, Level 1 quoted prices at net asset value	$12,892,741	$57,739,258	$17,949,458	$2,670,573
Receivable for units sold	—	—	10	2

Total assets	12,892,741	57,739,258	17,949,468	2,670,575

Liabilities
Payable for units redeemed	13	12	—	—

	$12,892,728	$57,739,246	$17,949,468	$2,670,575

Net Assets:
Deferred annuity contracts terminable by owners	$12,892,728	$57,739,246	$17,949,468	$2,670,575

Total net assets	$12,892,728	$57,739,246	$17,949,468	$2,670,575

Accumulation units outstanding—Initial:
M&E—1.55%	58,146	76,256	58,765	2,319

M&E—1.65%	—	—	—	—

M&E—1.75%	6,839,008	18,259,033	12,953,954	3,167,327

M&E—1.85%	—	—	—	—

M&E—2.00%	6,298,928	28,240,862	6,944,241	1,188,486

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$0.99754	$1.18650	$0.74690	$0.74537

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$0.95103	$1.17100	$0.94576	$0.48988

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$0.97288	$1.15201	$0.79504	$0.83900

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	—	—	—	—

M&E—1.65%	—	2,016,891	—	3,112

M&E—1.75%	218,662	1,418,113	133,437	142,630

M&E—1.85%	—	307,031	—	—

M&E—2.00%	—	—	—	—

M&E—2.30%	—	72,996	—	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$—	$—

M&E—1.65%	$0.75446	$0.92051	$0.68916	$0.62692

M&E—1.75%	$0.92617	$1.07755	$0.99858	$0.82841

M&E—1.85%	$0.75306	$0.91880	$0.68788	$0.62576

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$—	$0.91499	$—	$—

See accompanying notes.

8

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Assets
Investment in securities:
Number of shares—Initial	812,466.387	1,139,387.818	1,956,942.057	1,215,785.633

Cost	$9,358,351	$12,006,445	$44,381,986	$17,774,152

Number of shares—Service	133,355.246	57,376.077	25,810.827	20,436.057

Cost	$1,513,084	$626,567	$638,210	$242,488

Investments in mutual funds,
Level 1 quoted prices at net asset value	$7,919,317	$7,430,182	$29,696,992	$9,566,312
Receivable for units sold	8	—	41	—

Total assets	7,919,325	7,430,182	29,697,033	9,566,312

Liabilities
Payable for units redeemed	—	3	—	10

	$7,919,325	$7,430,179	$29,697,033	$9,566,302

Net Assets:
Deferred annuity contracts terminable by owners	$7,919,325	$7,430,179	$29,697,033	$9,566,302

Total net assets	$7,919,325	$7,430,179	$29,697,033	$9,566,302

Accumulation units outstanding—Initial:
M&E—1.55%	—	32,464	147,192	1,778

M&E—1.65%	—	—	—	—

M&E—1.75%	4,117,756	2,841,611	27,184,155	4,859,331

M&E—1.85%	—	—	—	—

M&E—2.00%	2,962,706	4,253,578	11,770,743	4,059,720

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$0.98097	$1.01560	$0.73496	$1.15753

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$0.96817	$1.00234	$0.68448	$1.14018

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$0.95244	$0.98608	$0.90053	$0.95268

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	—	—	—	—

M&E—1.65%	757,454	2,442	—	—

M&E—1.75%	462,952	346,274	378,701	132,978

M&E—1.85%	108,938	—	—	—

M&E—2.00%	—	—	—	—

M&E—2.30%	16,102	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$—	$—

M&E—1.65%	$0.73507	$0.68549	$0.60878	$0.66407

M&E—1.75%	$0.99876	$1.01916	$1.00871	$1.17409

M&E—1.85%	$0.73370	$0.68422	$0.60766	$0.66282

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$0.73066	$—	$—	$—

See accompanying notes.

9

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Assets
Investment in securities:
Number of shares—Initial	80,490,239.480	1,479,812.899	3,198,979.101	—

Cost	$80,490,239	$20,310,340	$38,585,960	$—

Number of shares—Service	16,140,446.790	1,879.238	201,092.351	1,044,881.014

Cost	$16,140,447	$37,910	$2,504,086	$12,864,826

Investments in mutual funds,
Level 1 quoted prices at net asset value	$96,630,686	$17,187,422	$43,021,144	$13,437,170
Receivable for units sold	104	—	—	—

Total assets	96,630,790	17,187,422	43,021,144	13,437,170

Liabilities
Payable for units redeemed	—	9	3	16

	$96,630,790	$17,187,413	$43,021,141	$13,437,154

Net Assets:
Deferred annuity contracts terminable by owners	$96,630,790	$17,187,413	$43,021,141	$13,437,154

Total net assets	$96,630,790	$17,187,413	$43,021,141	$13,437,154

Accumulation units outstanding—Initial:
M&E—1.55%	327	128,736	87,695	—

M&E—1.65%	—	—	—	—

M&E—1.75%	28,475,016	9,060,431	16,984,896	—

M&E—1.85%	—	—	—	—

M&E—2.00%	46,545,524	912,814	15,104,584	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$1.08216	$1.16583	$1.23557	$—

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$1.12432	$1.75589	$1.32359	$—

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$1.04146	$1.21234	$1.18148	$—

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	—	—	—	—

M&E—1.65%	1,499,329	23,184	872,719	241,309

M&E—1.75%	10,001,098	6,271	1,113,859	11,749,465

M&E—1.85%	2,762,746	3,246	28,835	22,921

M&E—2.00%	—	—	—	—

M&E—2.30%	1,357,987	—	395,944	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$—	$1.14960

M&E—1.65%	$1.00359	$0.66054	$1.03320	$1.03320

M&E—1.75%	$1.05123	$0.65993	$1.12041	$1.12041

M&E—1.85%	$1.00174	$0.65932	$1.03129	$1.03129

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$0.99759	$—	$1.02702	$—

See accompanying notes.

10

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount
Assets
Investment in securities:
Number of shares—Initial	3,514,523.922	913,470.251	2,334,079.823	1,907,116.282

Cost	$58,085,220	$19,506,554	$22,645,128	$27,610,548

Number of shares—Service	36,373.549	14,114.414	60,129.555	60,316.842

Cost	$545,362	$330,968	$524,774	$879,807

Investments in mutual funds,
Level 1 quoted prices at net asset value	$29,580,794	$12,799,398	$12,612,673	$17,173,882
Receivable for units sold	47	—	—	—

Total assets	29,580,841	12,799,398	12,612,673	17,173,882

Liabilities
Payable for units redeemed	—	8	8	14

	$29,580,841	$12,799,390	$12,612,665	$17,173,868

Net Assets:
Deferred annuity contracts terminable by owners	$29,580,841	$12,799,390	$12,612,665	$17,173,868

Total net assets	$29,580,841	$12,799,390	$12,612,665	$17,173,868

Accumulation units outstanding—Initial:
M&E—1.55%	121,744	33,744	197	35,690

M&E—1.65%	—	—	—	—

M&E—1.75%	16,432,936	8,943,467	9,233,445	9,537,103

M&E—1.85%	—	—	—	—

M&E—2.00%	14,094,634	8,170,505	7,277,110	8,572,444

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$0.91272	$0.70832	$0.77207	$0.94608

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$1.02155	$0.68407	$0.68927	$0.73958

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$0.87820	$0.79115	$0.81572	$1.11543

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	—	—	—	—

M&E—1.65%	15,995	21,368	18,914	518

M&E—1.75%	273,958	188,634	280,178	378,242

M&E—1.85%	15,226	10,194	322	10,289

M&E—2.00%	—	—	—	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$—	$—

M&E—1.65%	$0.69147	$0.64555	$0.71507	$0.67868

M&E—1.75%	$1.03386	$0.91791	$1.06475	$1.36800

M&E—1.85%	$0.69018	$0.64436	$0.71375	$0.67743

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$—	$—	$—	$—

See accompanying notes.

11

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica Value Balanced VP SC Subaccount
Assets
Investment in securities:
Number of shares—Initial	785,465.412	397,927.810	—	—

Cost	$11,961,540	$7,964,545	$—	$—

Number of shares—Service	8,474.368	8,296.438	—	22,444.916

Cost	$149,318	$180,580	$—	$228,017

Investments in mutual funds,
Level 1 quoted prices at net asset value	$7,218,438	$5,519,343	$—	$199,760
Receivable for units sold	—	6	—	—

Total assets	7,218,438	5,519,349	—	199,760

Liabilities
Payable for units redeemed	6	—	—	—

	$7,218,432	$5,519,349	$—	$199,760

Net Assets:
Deferred annuity contracts terminable by owners	$7,218,432	$5,519,349	$—	$199,760

Total net assets	$7,218,432	$5,519,349	$—	$199,760

Accumulation units outstanding—Initial:
M&E—1.55%	101,301	21,347	—	—

M&E—1.65%	—	—	—	—

M&E—1.75%	8,752,720	6,059,276	—	—

M&E—1.85%	—	—	—	—

M&E—2.00%	1,406,547	3,382,062	—	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$0.75387	$0.51698	$—	$—

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$0.67756	$0.50921	$—	$—

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$0.80553	$0.68342	$—	$—

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	—	—	—	—

M&E—1.65%	3,017	—	—	100,431

M&E—1.75%	78,277	122,016	—	5,909

M&E—1.85%	10,132	3,478	—	173,387

M&E—2.00%	—	—	—	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$—	$—

M&E—1.65%	$0.63982	$0.61135	$1.03663	$0.71471

M&E—1.75%	$0.89628	$0.89646	$1.03649	$0.71425

M&E—1.85%	$0.63864	$0.61022	$1.03635	$0.71378

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$—	$—	$1.03571	$0.71167

See accompanying notes.

12

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares—Service	29,912.133	208,788.677	1,308,717.694	103,326.278

Cost	$244,865	$1,720,077	$11,405,095	$2,577,403

Investments in mutual funds,
Level 1 quoted prices at net asset value	$247,074	$1,522,069	$5,326,481	$1,716,249
Receivable for units sold	—	—	—	3

Total assets	247,074	1,522,069	5,326,481	1,716,252

Liabilities
Payable for units redeemed	—	1	11	—

	$247,074	$1,522,068	$5,326,470	$1,716,252

Net Assets:
Deferred annuity contracts terminable by owners	$247,074	$1,522,068	$5,326,470	$1,716,252
Total net assets	$247,074	$1,522,068	$5,326,470	$1,716,252

Accumulation units outstanding—Initial:
M&E—1.55%	—	—	—	—

M&E—1.65%	—	—	—	—

M&E—1.75%	—	—	—	—

M&E—1.85%	—	—	—	—

M&E—2.00%	—	—	—	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$—	$—	$—	$—

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$—	$—	$—	$—

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	—	—	73	—

M&E—1.65%	257,386	1,346,648	—	—

M&E—1.75%	28,682	—	4,001,591	843,187

M&E—1.85%	16,386	765,265	14,332	13,917

M&E—2.00%	—	—	5,180,541	1,541,852

M&E—2.30%	—	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$0.59236	$0.73295

M&E—1.65%	$0.81701	$0.72105	$0.53031	$0.65395

M&E—1.75%	$0.81646	$0.72057	$0.58462	$0.72339

M&E—1.85%	$0.81592	$0.72010	$0.52933	$0.65273

M&E—2.00%	$—	$—	$0.57512	$0.71162

M&E—2.30%	$0.81352	$0.71797	$—	$—

See accompanying notes.

13

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth and Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen-Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	891,907.661	229,236.718	4,011.134	216,020.078

Cost	$19,619,214	$5,597,462	$31,086	$7,499,034

Investments in mutual funds,
Level 1 quoted prices at net asset value	$11,568,042	$4,133,138	$34,616	$4,471,616
Receivable for units sold	—	—	—	1

Total assets	11,568,042	4,133,138	34,616	4,471,617

Liabilities
Payable for units redeemed	3	4	201	—

	$11,568,039	$4,133,134	$34,415	$4,471,617

Net Assets:
Deferred annuity contracts terminable by owners	$11,568,039	$4,133,134	$34,415	$4,471,617

Total net assets	$11,568,039	$4,133,134	$34,415	$4,471,617

Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	187,229	83,081	—	—

M&E - 1.65%	23,648	—	33,981	1,179

M&E - 1.75%	8,728,684	4,700,115	—	7,995,672

M&E - 1.85%	14,450	13,772	—	13,115

M&E - 2.00%	6,667,493	2,100,321	—	1,332,110

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$0.72226	$0.55325	$—	$0.69874

M&E - 1.65%	$0.65008	$0.68073	$1.01278	$0.63592

M&E - 1.75%	$0.71143	$0.54498	$1.01265	$0.39274

M&E - 1.85%	$0.64886	$0.67946	$1.01251	$0.63474

M&E - 2.00%	$0.77964	$0.72197	$—	$0.99264

M&E - 2.30%	$—	$—	$1.01188	$—

See accompanying notes.

14

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares—Service	91,252.190	357,371.868	351,655.667	834,663.958

Cost	$1,307,731	$11,664,444	$4,982,448	$16,739,455

Investments in mutual funds,
Level 1 quoted prices at net asset value	$970,923	$6,825,803	$2,816,762	$12,720,279
Receivable for units sold	13	11	—	—

Total assets	970,936	6,825,814	2,816,762	12,720,279

Liabilities
Payable for units redeemed	—	—	1	6

	$970,936	$6,825,814	$2,816,761	$12,720,273

Net Assets:
Deferred annuity contracts terminable by owners	$970,936	$6,825,814	$2,816,761	$12,720,273

Total net assets	$970,936	$6,825,814	$2,816,761	$12,720,273

Accumulation units outstanding—Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E - 1.55%	21,998	—	10,246	—

M&E - 1.65%	—	22,805	—	2,698

M&E - 1.75%	956,729	8,386,492	1,824,607	6,249,562

M&E - 1.85%	—	—	—	13,645

M&E - 2.00%	—	4,764,975	2,234,540	6,789,847

M&E - 2.30%	—	—	—	—

Accumulation unit value—Service:
M&E - 1.55%	$1.01244	$0.54139	$0.70762	$0.99584

M&E - 1.65%	$—	$0.61510	$0.68499	$0.80824

M&E - 1.75%	$0.99157	$0.43117	$0.69838	$0.98283

M&E - 1.85%	$—	$0.61396	$0.68372	$0.80674

M&E - 2.00%	$—	$0.67068	$0.68705	$0.96686

M&E - 2.30%	$—	$—	$—	$—

See accompanying notes.

15

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund ® Subaccount	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares—Service	1,957,087.758	902,817.377	225,420.256	36,811.499

Cost	$54,776,681	$21,770,678	$9,013,221	$476,597

Investments in mutual funds,
Level 1 quoted prices at net asset value	$29,630,309	$11,736,626	$5,254,546	$365,170
Receivable for units sold	12	—	5	—

Total assets	29,630,321	11,736,626	5,254,551	365,170

Liabilities
Payable for units redeemed	—	3	—	—

	$29,630,321	$11,736,623	$5,254,551	$365,170

Net Assets:
Deferred annuity contracts terminable by owners	$29,630,321	$11,736,623	$5,254,551	$365,170

Total net assets	$29,630,321	$11,736,623	$5,254,551	$365,170

Accumulation units outstanding—Initial:
M&E—1.55%	—	—	—	—

M&E—1.65%	—	—	—	—

M&E—1.75%	—	—	—	—

M&E—1.85%	—	—	—	—

M&E—2.00%	—	—	—	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$—	$—	$—	$—

M&E—1.65%	$—	$—	$—	$—

M&E—1.75%	$—	$—	$—	$—

M&E—1.85%	$—	$—	$—	$—

M&E—2.00%	$—	$—	$—	$—

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	76,861	32,372	—	—

M&E—1.65%	75,231	8,503	20,760	—

M&E—1.75%	18,090,305	10,316,128	5,871,562	854,771

M&E—1.85%	13,058	—	—	—

M&E—2.00%	14,933,757	4,714,109	2,997,179	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$0.98970	$0.73829	$0.55648	$0.55614

M&E—1.65%	$0.64164	$0.63688	$0.59431	$—

M&E—1.75%	$0.81757	$0.78393	$0.54816	$0.42721

M&E—1.85%	$0.64046	$0.63569	$0.59320	$—

M&E—2.00%	$0.98485	$0.76795	$0.67520	$—

M&E—2.30%	$—	$—	$—	$—

See accompanying notes.

16

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	273,043.694

Cost	$—	$—	$—	$4,151,117

Number of shares—Service	2,041,848.556	1,707,675.435	60,817.101	—

Cost	$62,127,580	$19,262,628	$724,468	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$36,998,296	$8,470,070	$592,967	$3,096,315
Receivable for units sold	11	1	—	2

Total assets	36,998,307	8,470,071	592,967	3,096,317

Liabilities
Payable for units redeemed	—	—	1	—

	$36,998,307	$8,470,071	$592,966	$3,096,317

Net Assets:
Deferred annuity contracts terminable by owners	$36,998,307	$8,470,071	$592,966	$3,096,317

Total net assets	$36,998,307	$8,470,071	$592,966	$3,096,317

Accumulation units outstanding—Initial:
M&E—1.55%	—	—	—	—

M&E—1.65%	—	—	—	160,394

M&E—1.75%	—	—	—	2,900,285

M&E—1.85%	—	—	—	—

M&E—2.00%	—	—	—	1,557,561

M&E—2.30%	—	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$—	$—	$—	$0.67149

M&E—1.65%	$—	$—	$—	$0.72976

M&E—1.75%	$—	$—	$—	$0.66928

M&E—1.85%	$—	$—	$—	$0.72841

M&E—2.00%	$—	$—	$—	$0.66654

M&E—2.30%	$—	$—	$—	$—

Accumulation units outstanding—Service:
M&E—1.55%	68,010	10,475	—	—

M&E—1.65%	9,267	8,639	806,851	—

M&E—1.75%	15,569,876	4,825,439	6,261	—

M&E—1.85%	1,627	—	78,742	—

M&E—2.00%	13,306,281	6,777,674	—	—

M&E—2.30%	—	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$1.32141	$0.74562	$—	$—

M&E—1.65%	$0.67180	$0.55946	$0.66495	$—

M&E—1.75%	$1.33788	$0.73589	$0.66451	$—

M&E—1.85%	$0.67054	$0.55842	$0.66407	$—

M&E—2.00%	$1.20774	$0.72391	$—	$—

M&E—2.30%	$—	$—	$0.66211	$—

See accompanying notes.

17

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
Assets
Investment in securities:
Number of shares—Initial	117,197.229	253,914.145	—

Cost	$1,871,377	$3,933,630	$—

Number of shares—Service	—	—	—

Cost	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$1,380,583	$2,732,116	$—
Receivable for units sold	—	7	—

Total assets	1,380,583	2,732,123	—

Liabilities
Payable for units redeemed	3	—	—

	$1,380,580	$2,732,123	$—

Net Assets:
Deferred annuity contracts terminable by owners	$1,380,580	$2,732,123	$—

Total net assets	$1,380,580	$2,732,123	$—

Accumulation units outstanding—Initial:
M&E—1.55%	—	—	—

M&E—1.65%	10,181	1,855	—

M&E—1.75%	1,150,460	1,856,604	—

M&E—1.85%	4,486	—	—

M&E—2.00%	1,158,950	2,523,492	—

M&E—2.30%	—	—	—

Accumulation unit value—Initial:
M&E—1.55%	$0.59667	$0.62702	$—

M&E—1.65%	$0.68249	$0.65974	$0.99011

M&E—1.75%	$0.59470	$0.62496	$0.98997

M&E—1.85%	$0.68123	$0.65852	$0.98983

M&E—2.00%	$0.59226	$0.62239	$—

M&E—2.30%	$—	$—	$0.98922

Accumulation units outstanding—Service:
M&E—1.55%	—	—	—

M&E—1.65%	—	—	—

M&E—1.75%	—	—	—

M&E—1.85%	—	—	—

M&E—2.00%	—	—	—

M&E—2.30%	—	—	—

Accumulation unit value—Service:
M&E—1.55%	$—	$—	$—

M&E—1.65%	$—	$—	$—

M&E—1.75%	$—	$—	$—

M&E—1.85%	$—	$—	$—

M&E—2.00%	$—	$—	$—

M&E—2.30%	$—	$—	$—

See accompanying notes.

18

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Asset Allocation- Conservative VP Subaccount	Transamerica Asset Allocation- Growth VP Subaccount	Transamerica Asset Allocation- Moderate VP Subaccount	Transamerica Asset Allocation- Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$3,154,928	$3,226,796	$7,429,712	$8,805,466
Expenses:
Administrative, mortality and expense risk charge	1,897,197	2,165,266	4,132,986	5,379,771

Net investment income (loss)	1,257,731	1,061,530	3,296,726	3,425,695

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,777,864	19,956,727	20,676,910	32,226,894
Proceeds from sales	30,699,579	31,773,842	54,491,960	64,595,826
Cost of investments sold	36,950,178	33,070,443	50,323,498	57,205,954

Net realized capital gains (losses) on investments	(472,735)	18,660,126	24,845,372	39,616,766
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(427,726)	15,426,970	33,444,579	50,981,087
End of period	(27,408,830)	(61,268,286)	(64,330,037)	(109,873,665)

Net change in unrealized appreciation/depreciation of investments	(26,981,104)	(76,695,256)	(97,774,616)	(160,854,752)

Net realized and unrealized capital gains (losses) on investments	(27,453,839)	(58,035,130)	(72,929,244)	(121,237,986)

Increase (decrease) in net assets from operations	$(26,196,108)	$(56,973,600)	$(69,632,518)	$(117,812,291)

See accompanying notes.

19

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica Capital Guardian Global VP Subaccount
Net investment income (loss)
Income:
Dividends	$436,843	$1,156,963	$236,716	$357,189
Expenses:
Administrative, mortality and expense risk charge	293,011	416,560	190,635	369,263

Net investment income (loss)	143,832	740,403	46,081	(12,074)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	675,307	1,768,038	318,979	3,119,053
Proceeds from sales	3,855,726	8,149,744	2,938,744	6,442,175
Cost of investments sold	4,624,812	10,318,570	3,126,284	9,856,602

Net realized capital gains (losses) on investments	(93,779)	(400,788)	131,439	(295,374)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	196,302	(399,268)	628,825	(2,641,761)
End of period	(8,185,575)	(10,393,303)	(4,265,939)	(12,324,663)

Net change in unrealized appreciation/depreciation of investments	(8,381,877)	(9,994,035)	(4,894,764)	(9,682,902)

Net realized and unrealized capital gains (losses) on investments	(8,475,656)	(10,394,823)	(4,763,325)	(9,978,276)

Increase (decrease) in net assets from operations	$(8,331,824)	$(9,654,420)	$(4,717,244)	$(9,990,350)

See accompanying notes.

20

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Science & Technology VP Subaccount
Net investment income (loss)
Income:
Dividends	$522,284	$2,389,149	$1,197,112	$—
Expenses:
Administrative, mortality and expense risk charge	392,258	670,713	347,230	85,405

Net investment income (loss)	130,026	1,718,436	849,882	(85,405)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,178,374	2,553,571	4,316,176	253,571
Proceeds from sales	5,055,080	11,027,515	8,989,504	3,607,050
Cost of investments sold	6,369,911	9,707,021	11,899,288	3,861,123

Net realized capital gains (losses) on investments	2,863,543	3,874,065	1,406,392	(502)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(527,279)	3,073,088	(2,521,423)	890,733
End of period	(13,988,160)	(20,334,759)	(14,280,212)	(2,077,342)

Net change in unrealized appreciation/depreciation of investments	(13,460,881)	(23,407,847)	(11,758,789)	(2,968,075)

Net realized and unrealized capital gains (losses) on investments	(10,597,338)	(19,533,782)	(10,352,397)	(2,968,577)

Increase (decrease) in net assets from operations	$(10,467,312)	$(17,815,346)	$(9,502,515)	$(3,053,982)

See accompanying notes.

21

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$4,426	$612,336	$59,284	$232,137
Expenses:
Administrative, mortality and expense risk charge	80,340	207,310	142,223	458,244

Net investment income (loss)	(75,914)	405,026	(82,939)	(226,107)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	172,231	1,651,520	214,580	2,970,773
Proceeds from sales	1,581,073	5,270,277	4,055,165	7,496,069
Cost of investments sold	1,585,701	4,434,895	3,845,851	9,056,675

Net realized capital gains (losses) on investments	167,603	2,486,902	423,894	1,410,167
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	520,135	3,533,064	1,994,930	375,323
End of period	(1,617,889)	(4,585,047)	(2,277,535)	(11,160,750)

Net change in unrealized appreciation/depreciation of investments	(2,138,024)	(8,118,111)	(4,272,465)	(11,536,073)

Net realized and unrealized capital gains (losses) on investments	(1,970,421)	(5,631,209)	(3,848,571)	(10,125,906)

Increase (decrease) in net assets from operations	$(2,046,335)	$(5,226,183)	$(3,931,510)	$(10,352,013)

See accompanying notes.

22

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica MFS High Yield VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Templeton Global VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,534,219	$3,547,052	$564,205	$83,876
Expenses:
Administrative, mortality and expense risk charge	311,741	1,149,284	502,815	83,924

Net investment income (loss)	1,222,478	2,397,768	61,390	(48)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	134,425	26,822	3,798,768	—
Proceeds from sales	8,699,659	17,908,321	7,896,799	2,169,320
Cost of investments sold	10,535,449	17,441,007	6,942,573	1,948,927

Net realized capital gains (losses) on investments	(1,701,365)	494,136	4,752,994	220,393
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,784,587)	3,106,747	5,101,568	1,153,457
End of period	(5,788,747)	(2,814,913)	(11,743,231)	(1,605,163)

Net change in unrealized appreciation/depreciation of investments	(4,004,160)	(5,921,660)	(16,844,799)	(2,758,620)

Net realized and unrealized capital gains (losses) on investments	(5,705,525)	(5,427,524)	(12,091,805)	(2,538,227)

Increase (decrease) in net assets from operations	$(4,483,047)	$(3,029,756)	$(12,030,415)	$(2,538,275)

See accompanying notes.

23

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Net investment income (loss)
Income:
Dividends	$195,343	$672,176	$107,979	$568,688
Expenses:
Administrative, mortality and expense risk charge	194,567	208,431	876,647	301,309

Net investment income (loss)	776	463,745	(768,668)	267,379

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	864,666	1,956,424	1,854,727	3,994,778
Proceeds from sales	3,533,174	6,832,079	11,748,104	8,095,505
Cost of investments sold	3,295,022	8,539,335	9,384,874	8,246,888

Net realized capital gains (losses) on investments	1,102,818	249,168	4,217,957	3,843,395
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,279,611	532,588	16,525,033	3,911,805
End of period	(2,952,118)	(5,202,830)	(15,323,204)	(8,450,328)

Net change in unrealized appreciation/depreciation of investments	(5,231,729)	(5,735,418)	(31,848,237)	(12,362,133)

Net realized and unrealized capital gains (losses) on investments	(4,128,911)	(5,486,250)	(27,630,280)	(8,518,738)

Increase (decrease) in net assets from operations	$(4,128,135)	$(5,022,505)	$(28,398,948)	$(8,251,359)

See accompanying notes.

24

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Net investment income (loss)
Income:
Dividends	$1,741,227	$497,752	$616,853	$62,652
Expenses:
Administrative, mortality and expense risk charge	1,432,361	504,202	562,653	78,750

Net investment income (loss)	308,866	(6,450)	54,200	(16,098)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	(800)	2,812,331	—	—
Proceeds from sales	53,704,100	8,085,604	9,867,168	1,996,685
Cost of investments sold	53,704,100	3,337,492	10,032,238	2,005,507

Net realized capital gains (losses) on investments	(800)	7,560,443	(165,070)	(8,822)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	17,680,128	(214,565)	2,431
End of period	—	(3,160,828)	1,931,098	572,344

Net change in unrealized appreciation/depreciation of investments	—	(20,840,956)	2,145,663	569,913

Net realized and unrealized capital gains (losses) on investments	(800)	(13,280,513)	1,980,593	561,091

Increase (decrease) in net assets from operations	$308,066	$(13,286,963)	$2,034,793	$544,993

See accompanying notes.

25

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,572,416	$148,936	$302,527	$1,416,570
Expenses:
Administrative, mortality and expense risk charge	832,485	358,765	351,459	520,372

Net investment income (loss)	739,931	(209,829)	(48,932)	896,198

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	12,659,415	1,159,080	3,656,426	3,144,535
Proceeds from sales	13,234,908	5,531,171	7,132,371	12,710,582
Cost of investments sold	15,953,646	4,842,553	9,368,480	12,432,609

Net realized capital gains (losses) on investments	9,940,677	1,847,698	1,420,317	3,422,508
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,304,200	4,778,214	(1,057,594)	6,433,306
End of period	(29,049,788)	(7,038,124)	(10,557,229)	(11,316,473)

Net change in unrealized appreciation/depreciation of investments	(30,353,988)	(11,816,338)	(9,499,635)	(17,749,779)

Net realized and unrealized capital gains (losses) on investments	(20,413,311)	(9,968,640)	(8,079,318)	(14,327,271)

Increase (decrease) in net assets from operations	$(19,673,380)	$(10,178,469)	$(8,128,250)	$(13,431,073)

See accompanying notes.

26

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid- Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount (1)	Transamerica Value Balanced VP SC Subaccount (1)
Net investment income (loss)
Income:
Dividends	$433,568	$196,847	$—	$3,033
Expenses:
Administrative, mortality and expense risk charge	204,412	176,235	0	838

Net investment income (loss)	229,156	20,612	—	2,195

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,571,102	—	—	5,629
Proceeds from sales	2,980,663	3,705,220	1,217	5,632
Cost of investments sold	2,578,435	2,486,978	1,266	8,231

Net realized capital gains (losses) on investments	1,973,330	1,218,242	(49)	3,030
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,245,662	4,211,991	—	—
End of period	(4,892,420)	(2,625,782)	—	(28,257)

Net change in unrealized appreciation/depreciation of investments	(8,138,082)	(6,837,773)	—	(28,257)

Net realized and unrealized capital gains (losses) on investments	(6,164,752)	(5,619,531)	(49)	(25,227)

Increase (decrease) in net assets from operations	$(5,935,596)	$(5,598,919)	$(49)	$(23,032)

See accompanying notes.

27

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Index 50 VP SC Subaccount (1)	Transamerica Index 75 VP SC Subaccount (1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$44,111	$—
Expenses:
Administrative, mortality and expense risk charge	351	7,643	178,284	48,435

Net investment income (loss)	(351)	(7,643)	(134,173)	(48,435)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,715,703	—
Proceeds from sales	5,680	182,945	2,284,577	881,584
Cost of investments sold	6,651	222,668	1,867,066	780,605

Net realized capital gains (losses) on investments	(971)	(39,723)	2,133,214	100,979
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	2,226,452	582,586
End of period	2,209	(198,008)	(6,078,614)	(861,154)

Net change in unrealized appreciation/depreciation of investments	2,209	(198,008)	(8,305,066)	(1,443,740)

Net realized and unrealized capital gains (losses) on investments	1,238	(237,731)	(6,171,852)	(1,342,761)

Increase (decrease) in net assets from operations	$887	$(245,374)	$(6,306,025)	$(1,391,196)

See accompanying notes.

28

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	AllianceBernstein Growth and Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount (1)	Janus Aspen-Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$319,006	$—	$—	$4,467
Expenses:
Administrative, mortality and expense risk charge	327,410	123,883	50	141,538

Net investment income (loss)	(8,404)	(123,883)	(50)	(137,071)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,291,483	—	—	482,437
Proceeds from sales	5,006,578	2,445,848	412	3,998,753
Cost of investments sold	4,755,713	1,867,748	439	3,722,501

Net realized capital gains (losses) on investments	3,542,348	578,100	(27)	758,689
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,838,460	2,299,734	—	1,772,484
End of period	(8,051,172)	(1,464,324)	3,530	(3,027,418)

Net change in unrealized appreciation/depreciation of investments	(12,889,632)	(3,764,058)	3,530	(4,799,902)

Net realized and unrealized capital gains (losses) on investments	(9,347,284)	(3,185,958)	3,503	(4,041,213)

Increase (decrease) in net assets from operations	$(9,355,688)	$(3,309,841)	$3,453	$(4,178,284)

See accompanying notes.

29

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Janus Aspen-Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$5,338	$116,009	$—	$514,998
Expenses:
Administrative, mortality and expense risk charge	25,419	224,387	82,140	325,043

Net investment income (loss)	(20,081)	(108,378)	(82,140)	189,955

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	166,157	—	895,819	1,122,994
Proceeds from sales	601,227	5,158,451	1,777,712	5,823,086
Cost of investments sold	408,213	4,413,375	2,713,857	5,868,935

Net realized capital gains (losses) on investments	359,171	745,076	(40,326)	1,077,145
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	442,922	2,627,718	(199,055)	1,749,105
End of period	(336,808)	(4,838,641)	(2,165,686)	(4,019,176)

Net change in unrealized appreciation/depreciation of investments	(779,730)	(7,466,359)	(1,966,631)	(5,768,281)

Net realized and unrealized capital gains (losses) on investments	(420,559)	(6,721,283)	(2,006,957)	(4,691,136)

Increase (decrease) in net assets from operations	$(440,640)	$(6,829,661)	$(2,089,097)	$(4,501,181)

See accompanying notes.

30

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$348,472	$406,951	$48,090	$799
Expenses:
Administrative, mortality and expense risk charge	897,120	356,557	176,841	10,920

Net investment income (loss)	(548,648)	50,394	(128,751)	(10,121)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,475,082	22,605	—	—
Proceeds from sales	12,656,684	6,883,984	5,260,186	97,432
Cost of investments sold	13,304,621	7,827,937	4,395,478	65,709

Net realized capital gains (losses) on investments	827,145	(921,348)	864,708	31,723
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,136,324	(488,566)	2,600,074	381,734
End of period	(25,146,372)	(10,034,052)	(3,758,675)	(111,427)

Net change in unrealized appreciation/depreciation of investments	(26,282,696)	(9,545,486)	(6,358,749)	(493,161)

Net realized and unrealized capital gains (losses) on investments	(25,455,551)	(10,466,834)	(5,494,041)	(461,438)

Increase (decrease) in net assets from operations	$(26,004,199)	$(10,416,440)	$(5,622,792)	$(471,559)

See accompanying notes.

31

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount (1)	Franklin Income Securities Subaccount
Net investment income (loss)
Income:
Dividends	$142,196	$77,380	$11,085	$173,174
Expenses:
Administrative, mortality and expense risk charge	1,088,122	295,475	2,735	58,046

Net investment income (loss)	(945,926)	(218,095)	8,350	115,128

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,617,578	3,676,975	—	72,512
Proceeds from sales	18,231,544	6,142,674	2,989	1,819,251
Cost of investments sold	16,166,817	9,465,539	4,044	2,186,843

Net realized capital gains (losses) on investments	12,682,305	354,110	(1,055)	(295,080)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	14,793,894	(338,629)	—	(7,729)
End of period	(25,129,284)	(10,792,558)	(131,501)	(1,054,802)

Net change in unrealized appreciation/depreciation of investments	(39,923,178)	(10,453,929)	(131,501)	(1,047,073)

Net realized and unrealized capital gains (losses) on investments	(27,240,873)	(10,099,819)	(132,556)	(1,342,153)

Increase (decrease) in net assets from operations	$(28,186,799)	$(10,317,914)	$(124,206)	$(1,227,025)

See accompanying notes.

32

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount (1)
Net investment income (loss)
Income:
Dividends	$52,688	$81,864	$—
Expenses:
Administrative, mortality and expense risk charge	32,430	60,207	0

Net investment income (loss)	20,258	21,657	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	74,940	335,047	—
Proceeds from sales	1,778,555	2,709,260	358
Cost of investments sold	2,214,873	3,287,002	392

Net realized capital gains (losses) on investments	(361,378)	(242,695)	(34)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(48,652)	108,576	—
End of period	(490,794)	(1,201,514)	—

Net change in unrealized appreciation/depreciation of investments	(442,142)	(1,310,090)	—

Net realized and unrealized capital gains (losses) on investments	(803,520)	(1,552,785)	(34)

Increase (decrease) in net assets from operations	$(783,262)	$(1,531,128)	$(34)

See accompanying notes.

33

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation- Conservative VP Subaccount		Transamerica Asset Allocation- Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,257,731	$1,079,788	$1,061,530	$553,734
Net realized capital gains (losses) on investments	(472,735)	4,685,515	18,660,126	21,685,729
Net change in unrealized appreciation/depreciation of investments	(26,981,104)	(1,394,882)	(76,695,256)	(12,813,124)

Increase (decrease) in net assets from operations	(26,196,108)	4,370,421	(56,973,600)	9,426,339

Contract transactions
Net contract purchase payments	7,248,010	1,790,554	2,598,243	3,722,863
Transfer payments from (to) other subaccounts or general account	16,564,119	10,020,506	(11,632,057)	4,019,480
Contract terminations, withdrawals, and other deductions	(8,540,568)	(15,950,133)	(10,830,052)	(19,912,572)
Contract maintenance charges	(464,435)	(404,251)	(535,576)	(651,924)

Increase (decrease) in net assets from contract transactions	14,807,126	(4,543,324)	(20,399,442)	(12,822,153)

Net increase (decrease) in net assets	(11,388,982)	(172,903)	(77,373,042)	(3,395,814)

Net assets:
Beginning of the period	97,664,334	97,837,237	154,531,725	157,927,539

End of the period	$86,275,352	$97,664,334	$77,158,683	$154,531,725

See accompanying notes.

34

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation-Moderate VP Subaccount		Transamerica Asset Allocation- Moderate Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$3,296,726	$2,493,636	$3,425,695	$1,365,414
Net realized capital gains (losses) on investments	24,845,372	28,626,787	39,616,766	33,092,161
Net change in unrealized appreciation/depreciation of investments	(97,774,616)	(16,027,953)	(160,854,752)	(15,728,188)

Increase (decrease) in net assets from operations	(69,632,518)	15,092,470	(117,812,291)	18,729,387

Contract transactions
Net contract purchase payments	19,592,036	10,029,040	46,206,694	26,571,960
Transfer payments from (to) other subaccounts or general account	(4,183,217)	(9,916,580)	(17,982,582)	2,388,749
Contract terminations, withdrawals, and other deductions	(23,391,799)	(38,466,477)	(23,426,721)	(43,993,990)
Contract maintenance charges	(1,024,615)	(1,038,656)	(1,434,675)	(1,366,237)

Increase (decrease) in net assets from contract transactions	(9,007,595)	(39,392,673)	3,362,716	(16,399,518)

Net increase (decrease) in net assets	(78,640,113)	(24,300,203)	(114,449,575)	2,329,869

Net assets:
Beginning of the period	252,159,405	276,459,608	338,874,691	336,544,822

End of the period	$173,519,292	$252,159,405	$224,425,116	$338,874,691

See accompanying notes.

35

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica International Moderate Growth VP Subaccount		Transamerica MFS International Equity VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$143,832	$(27,130)	$740,403	$(307,057)
Net realized capital gains (losses) on investments	(93,779)	86,346	(400,788)	9,689,651
Net change in unrealized appreciation/depreciation of investments	(8,381,877)	117,677	(9,994,035)	(7,307,048)

Increase (decrease) in net assets from operations	(8,331,824)	176,893	(9,654,420)	2,075,546

Contract transactions
Net contract purchase payments	12,617,659	5,655,844	112,677	329,425
Transfer payments from (to) other subaccounts or general account	1,100,320	4,363,509	(2,163,236)	(1,143,165)
Contract terminations, withdrawals, and other deductions	(704,457)	(112,292)	(2,815,547)	(4,930,485)
Contract maintenance charges	(86,061)	(14,262)	(107,549)	(127,112)

Increase (decrease) in net assets from contract transactions	12,927,461	9,892,799	(4,973,655)	(5,871,337)

Net increase (decrease) in net assets	4,595,637	10,069,692	(14,628,075)	(3,795,791)

Net assets:
Beginning of the period	11,639,776	1,570,084	29,408,340	33,204,131

End of the period	$16,235,413	$11,639,776	$14,780,265	$29,408,340

See accompanying notes.

36

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica American Century Large Company Value VP Subaccount		Transamerica Capital Guardian Global VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$46,081	$(218,413)	$(12,074)	$(298,986)
Net realized capital gains (losses) on investments	131,439	1,631,383	(295,374)	2,470,573
Net change in unrealized appreciation/depreciation of investments	(4,894,764)	(1,788,279)	(9,682,902)	(845,661)

Increase (decrease) in net assets from operations	(4,717,244)	(375,309)	(9,990,350)	1,325,926

Contract transactions
Net contract purchase payments	36,284	77,671	108,011	290,145
Transfer payments from (to) other subaccounts or general account	(1,051,432)	170,360	(1,786,641)	(1,082,743)
Contract terminations, withdrawals, and other deductions	(1,242,530)	(2,202,957)	(2,068,358)	(4,560,678)
Contract maintenance charges	(47,872)	(61,176)	(98,395)	(119,447)

Increase (decrease) in net assets from contract transactions	(2,305,550)	(2,016,102)	(3,845,383)	(5,472,723)

Net increase (decrease) in net assets	(7,022,794)	(2,391,411)	(13,835,733)	(4,146,797)

Net assets:
Beginning of the period	14,016,734	16,408,145	27,136,337	31,283,134

End of the period	$6,993,940	$14,016,734	$13,300,604	$27,136,337

See accompanying notes.

37

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Capital Guardian U.S. Equity VP Subaccount		Transamerica Capital Guardian Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$130,026	$(391,932)	$1,718,436	$(507,467)
Net realized capital gains (losses) on investments	2,863,543	6,113,929	3,874,065	11,332,886
Net change in unrealized appreciation/depreciation of investments	(13,460,881)	(6,032,152)	(23,407,847)	(15,008,158)

Increase (decrease) in net assets from operations	(10,467,312)	(310,155)	(17,815,346)	(4,182,739)

Contract transactions
Net contract purchase payments	153,426	248,104	83,822	653,086
Transfer payments from (to) other subaccounts or general account	(2,371,600)	(3,980,748)	(5,747,470)	(7,808,890)
Contract terminations, withdrawals, and other deductions	(1,920,612)	(4,147,020)	(3,997,785)	(8,728,035)
Contract maintenance charges	(102,787)	(129,262)	(175,595)	(243,847)

Increase (decrease) in net assets from contract transactions	(4,241,573)	(8,008,926)	(9,837,028)	(16,127,686)

Net increase (decrease) in net assets	(14,708,885)	(8,319,081)	(27,652,374)	(20,310,425)

Net assets:
Beginning of the period	27,985,809	36,304,890	50,955,043	71,265,468

End of the period	$13,276,924	$27,985,809	$23,302,669	$50,955,043

See accompanying notes.

38

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP Subaccount		Transamerica Science & Technology VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$849,882	$1,730,268	$(85,405)	$(98,279)
Net realized capital gains (losses) on investments	1,406,392	8,924,376	(502)	496,086
Net change in unrealized appreciation/depreciation of investments	(11,758,789)	(13,651,668)	(2,968,075)	867,023

Increase (decrease) in net assets from operations	(9,502,515)	(2,997,024)	(3,053,982)	1,264,830

Contract transactions
Net contract purchase payments	57,462	612,171	24,909	73,328
Transfer payments from (to) other subaccounts or general account	(4,307,657)	(9,839,941)	(231,942)	1,147,346
Contract terminations, withdrawals, and other deductions	(2,636,321)	(4,990,057)	(475,593)	(764,143)
Contract maintenance charges	(95,792)	(155,170)	(22,404)	(21,971)

Increase (decrease) in net assets from contract transactions	(6,982,308)	(14,372,997)	(705,030)	434,560

Net increase (decrease) in net assets	(16,484,823)	(17,370,021)	(3,759,012)	1,699,390

Net assets:
Beginning of the period	27,402,694	44,772,715	6,798,888	5,099,498

End of the period	$10,917,871	$27,402,694	$3,039,876	$6,798,888

See accompanying notes.

39

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Jennison Growth VP Subaccount		Transamerica JPMorgan Enhanced Index VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(75,914)	$(118,525)	$405,026	$(125,551)
Net realized capital gains (losses) on investments	167,603	1,175,149	2,486,902	1,726,267
Net change in unrealized appreciation/depreciation of investments	(2,138,024)	(460,452)	(8,118,111)	(1,142,874)

Increase (decrease) in net assets from operations	(2,046,335)	596,172	(5,226,183)	457,842

Contract transactions
Net contract purchase payments	48,853	141,869	13,008	44,759
Transfer payments from (to) other subaccounts or general account	(256,044)	(963,245)	(1,360,401)	168,261
Contract terminations, withdrawals, and other deductions	(687,614)	(1,721,588)	(2,739,903)	(1,688,313)
Contract maintenance charges	(21,012)	(27,819)	(58,688)	(77,494)

Increase (decrease) in net assets from contract transactions	(915,817)	(2,570,783)	(4,145,984)	(1,552,787)

Net increase (decrease) in net assets	(2,962,152)	(1,974,611)	(9,372,167)	(1,094,945)

Net assets:
Beginning of the period	5,965,977	7,940,588	17,073,271	18,168,216

End of the period	$3,003,825	$5,965,977	$7,701,104	$17,073,271

See accompanying notes.

40

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Marsico Growth VP Subaccount		Transamerica BlackRock Large Cap Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(82,939)	$(165,927)	$(226,107)	$(334,077)
Net realized capital gains (losses) on investments	423,894	729,966	1,410,167	7,352,575
Net change in unrealized appreciation/depreciation of investments	(4,272,465)	966,184	(11,536,073)	(6,067,185)

Increase (decrease) in net assets from operations	(3,931,510)	1,530,223	(10,352,013)	951,313

Contract transactions
Net contract purchase payments	54,914	272,532	153,998	751,236
Transfer payments from (to) other subaccounts or general account	(369,450)	952,936	(797,411)	(3,111,891)
Contract terminations, withdrawals, and other deductions	(830,699)	(1,274,118)	(2,499,129)	(4,058,314)
Contract maintenance charges	(35,390)	(34,465)	(119,595)	(137,652)

Increase (decrease) in net assets from contract transactions	(1,180,625)	(83,115)	(3,262,137)	(6,556,621)

Net increase (decrease) in net assets	(5,112,135)	1,447,108	(13,614,150)	(5,605,308)

Net assets:
Beginning of the period	10,256,303	8,809,195	31,517,027	37,122,335

End of the period	$5,144,168	$10,256,303	$17,902,877	$31,517,027

See accompanying notes.

41

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS High Yield VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,222,478	$1,738,556	$2,397,768	$368,151
Net realized capital gains (losses) on investments	(1,701,365)	(1,111,706)	494,136	608,682
Net change in unrealized appreciation/depreciation of investments	(4,004,160)	(549,159)	(5,921,660)	2,725,978

Increase (decrease) in net assets from operations	(4,483,047)	77,691	(3,029,756)	3,702,811

Contract transactions
Net contract purchase payments	59,114	181,741	1,879,456	504,445
Transfer payments from (to) other subaccounts or general account	(1,430,594)	(2,283,437)	10,936,803	2,616,656
Contract terminations, withdrawals, and other deductions	(2,207,365)	(4,039,232)	(8,885,905)	(7,727,985)
Contract maintenance charges	(82,482)	(104,034)	(296,476)	(240,207)

Increase (decrease) in net assets from contract transactions	(3,661,327)	(6,244,962)	3,633,878	(4,847,091)

Net increase (decrease) in net assets	(8,144,374)	(6,167,271)	604,122	(1,144,280)

Net assets:
Beginning of the period	21,037,102	27,204,373	57,135,124	58,279,404

End of the period	$12,892,728	$21,037,102	$57,739,246	$57,135,124

See accompanying notes.

42

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Legg Mason Partners All Cap VP Subaccount		Transamerica Templeton Global VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$61,390	$(244,638)	$(48)	$(22,312)
Net realized capital gains (losses) on investments	4,752,994	6,214,532	220,393	924,160
Net change in unrealized appreciation/depreciation of investments	(16,844,799)	(6,084,720)	(2,758,620)	(88,087)

Increase (decrease) in net assets from operations	(12,030,415)	(114,826)	(2,538,275)	813,761

Contract transactions
Net contract purchase payments	72,790	234,004	13,759	130,567
Transfer payments from (to) other subaccounts or general account	(3,702,285)	(3,633,035)	(1,380,125)	186,128
Contract terminations, withdrawals, and other deductions	(3,362,161)	(8,468,052)	(300,310)	(1,021,810)
Contract maintenance charges	(130,360)	(177,506)	(23,303)	(30,903)

Increase (decrease) in net assets from contract transactions	(7,122,016)	(12,044,589)	(1,689,979)	(736,018)

Net increase (decrease) in net assets	(19,152,431)	(12,159,415)	(4,228,254)	77,743

Net assets:
Beginning of the period	37,101,899	49,261,314	6,898,829	6,821,086

End of the period	$17,949,468	$37,101,899	$2,670,575	$6,898,829

See accompanying notes.

43

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Balanced VP Subaccount		Transamerica Convertible Securities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$776	$(93,085)	$463,745	$6,453
Net realized capital gains (losses) on investments	1,102,818	456,472	249,168	2,126,686
Net change in unrealized appreciation/depreciation of investments	(5,231,729)	985,403	(5,735,418)	(196,189)

Increase (decrease) in net assets from operations	(4,128,135)	1,348,790	(5,022,505)	1,936,950

Contract transactions
Net contract purchase payments	597,436	370,771	40,325	93,079
Transfer payments from (to) other subaccounts or general account	(278,763)	1,444,554	(353,489)	117,367
Contract terminations, withdrawals, and other deductions	(1,533,975)	(687,076)	(1,384,807)	(1,051,576)
Contract maintenance charges	(49,714)	(44,951)	(48,294)	(59,263)

Increase (decrease) in net assets from contract transactions	(1,265,016)	1,083,298	(1,746,265)	(900,393)

Net increase (decrease) in net assets	(5,393,151)	2,432,088	(6,768,770)	1,036,557

Net assets:
Beginning of the period	13,312,476	10,880,388	14,198,949	13,162,392

End of the period	$7,919,325	$13,312,476	$7,430,179	$14,198,949

See accompanying notes.

44

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Equity VP Subaccount		Transamerica Growth Opportunities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(768,668)	$(1,282,676)	$267,379	$(399,242)
Net realized capital gains (losses) on investments	4,217,957	13,022,182	3,843,395	3,109,725
Net change in unrealized appreciation/depreciation of investments	(31,848,237)	(2,463,394)	(12,362,133)	1,369,565

Increase (decrease) in net assets from operations	(28,398,948)	9,276,112	(8,251,359)	4,080,048

Contract transactions
Net contract purchase payments	259,336	936,829	85,618	476,767
Transfer payments from (to) other subaccounts or general account	(4,345,750)	(10,418,442)	(4,591,358)	1,786,591
Contract terminations, withdrawals, and other deductions	(4,914,744)	(9,459,028)	(2,170,688)	(2,721,691)
Contract maintenance charges	(224,250)	(277,419)	(73,352)	(81,555)

Increase (decrease) in net assets from contract transactions	(9,225,408)	(19,218,060)	(6,749,780)	(539,888)

Net increase (decrease) in net assets	(37,624,356)	(9,941,948)	(15,001,139)	3,540,160

Net assets:
Beginning of the period	67,321,389	77,263,337	24,567,441	21,027,281

End of the period	$29,697,033	$67,321,389	$9,566,302	$24,567,441

See accompanying notes.

45

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Money Market VP Subaccount		Transamerica Small/Mid Cap Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$308,866	$1,518,745	$(6,450)	$(341,151)
Net realized capital gains (losses) on investments	(800)	(15)	7,560,443	7,701,353
Net change in unrealized appreciation/depreciation of investments	—	—	(20,840,956)	702,572

Increase (decrease) in net assets from operations	308,066	1,518,730	(13,286,963)	8,062,774

Contract transactions
Net contract purchase payments	8,685,676	7,711,700	132,913	325,319
Transfer payments from (to) other subaccounts or general account	63,113,950	41,246,246	(2,316,026)	(3,558,697)
Contract terminations, withdrawals, and other deductions	(26,224,154)	(43,458,601)	(4,785,464)	(6,951,586)
Contract maintenance charges	(368,203)	(278,036)	(119,472)	(132,985)

Increase (decrease) in net assets from contract transactions	45,207,269	5,221,309	(7,088,049)	(10,317,949)

Net increase (decrease) in net assets	45,515,335	6,740,039	(20,375,012)	(2,255,175)

Net assets:
Beginning of the period	51,115,455	44,375,416	37,562,425	39,817,600

End of the period	$96,630,790	$51,115,455	$17,187,413	$37,562,425

See accompanying notes.

46

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount		Transamerica U.S. Government Securities-PAM Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$54,200	$695,122	$(16,098)	$8,536
Net realized capital gains (losses) on investments	(165,070)	(434,026)	(8,822)	(5,827)
Net change in unrealized appreciation/depreciation of investments	2,145,663	820,296	569,913	2,430

Increase (decrease) in net assets from operations	2,034,793	1,081,392	544,993	5,139

Contract transactions
Net contract purchase payments	1,508,643	925,389	—	—
Transfer payments from (to) other subaccounts or general account	16,046,072	(197,662)	12,672,616	485,813
Contract terminations, withdrawals, and other deductions	(3,498,026)	(4,588,951)	(171,256)	(70,191)
Contract maintenance charges	(147,260)	(114,073)	(29,936)	(24)

Increase (decrease) in net assets from contract transactions	13,909,429	(3,975,297)	12,471,424	415,598

Net increase (decrease) in net assets	15,944,222	(2,893,905)	13,016,417	420,737

Net assets:
Beginning of the period	27,076,919	29,970,824	420,737	—

End of the period	$43,021,141	$27,076,919	$13,437,154	$420,737

See accompanying notes.

47

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount		Transamerica T. Rowe Price Growth Stock VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$739,931	$134,672	$(209,829)	$(461,575)
Net realized capital gains (losses) on investments	9,940,677	11,009,219	1,847,698	5,061,915
Net change in unrealized appreciation/depreciation of investments	(30,353,988)	(9,855,761)	(11,816,338)	(2,418,221)

Increase (decrease) in net assets from operations	(19,673,380)	1,288,130	(10,178,469)	2,182,119

Contract transactions
Net contract purchase payments	207,101	577,570	105,587	340,649
Transfer payments from (to) other subaccounts or general account	(6,671,789)	(5,457,643)	(882,775)	(1,572,323)
Contract terminations, withdrawals, and other deductions	(4,670,438)	(9,898,552)	(2,285,174)	(4,816,235)
Contract maintenance charges	(200,165)	(257,281)	(90,700)	(115,149)

Increase (decrease) in net assets from contract transactions	(11,335,291)	(15,035,906)	(3,153,062)	(6,163,058)

Net increase (decrease) in net assets	(31,008,671)	(13,747,776)	(13,331,531)	(3,980,939)

Net assets:
Beginning of the period	60,589,512	74,337,288	26,130,921	30,111,860

End of the period	$29,580,841	$60,589,512	$12,799,390	$26,130,921

See accompanying notes.

48

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica T. Rowe Price Small Cap VP Subaccount		Transamerica Van Kampen Active International Allocation VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(48,932)	$(550,498)	$896,198	$320,081
Net realized capital gains (losses) on investments	1,420,317	2,453,871	3,422,508	3,638,575
Net change in unrealized appreciation/depreciation of investments	(9,499,635)	344,300	(17,749,779)	276,953

Increase (decrease) in net assets from operations	(8,128,250)	2,247,673	(13,431,073)	4,235,609

Contract transactions
Net contract purchase payments	87,921	285,783	191,597	717,670
Transfer payments from (to) other subaccounts or general account	(2,777,887)	(4,082,272)	(3,614,207)	3,720,418
Contract terminations, withdrawals, and other deductions	(2,441,246)	(4,157,090)	(2,873,415)	(4,018,017)
Contract maintenance charges	(89,303)	(117,567)	(125,023)	(128,649)

Increase (decrease) in net assets from contract transactions	(5,220,515)	(8,071,146)	(6,421,048)	291,422

Net increase (decrease) in net assets	(13,348,765)	(5,823,473)	(19,852,121)	4,527,031

Net assets:
Beginning of the period	25,961,430	31,784,903	37,025,989	32,498,958

End of the period	$12,612,665	$25,961,430	$17,173,868	$37,025,989

See accompanying notes.

49

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Van Kampen Large Cap Core VP Subaccount		Transamerica Van Kampen Mid-Cap Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$229,156	$(151,404)	$20,612	$(235,457)
Net realized capital gains (losses) on investments	1,973,330	2,379,669	1,218,242	1,618,907
Net change in unrealized appreciation/depreciation of investments	(8,138,082)	(976,277)	(6,837,773)	932,024

Increase (decrease) in net assets from operations	(5,935,596)	1,251,988	(5,598,919)	2,315,474

Contract transactions
Net contract purchase payments	41,758	56,665	53,771	169,856
Transfer payments from (to) other subaccounts or general account	(965,027)	(1,231,383)	(1,402,984)	476,141
Contract terminations, withdrawals, and other deductions	(1,450,464)	(2,836,646)	(786,459)	(1,437,096)
Contract maintenance charges	(51,515)	(63,757)	(46,893)	(52,570)

Increase (decrease) in net assets from contract transactions	(2,425,248)	(4,075,121)	(2,182,565)	(843,669)

Net increase (decrease) in net assets	(8,360,844)	(2,823,133)	(7,781,484)	1,471,805

Net assets:
Beginning of the period	15,579,276	18,402,409	13,300,833	11,829,028

End of the period	$7,218,432	$15,579,276	$5,519,349	$13,300,833

See accompanying notes.

50

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Efficient Markets VP Subaccount	Transamerica Value Balanced VP SC Subaccount	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount
	2008(1)	2008(1)	2008(1)	2008(1)
Operations
Net investment income (loss)	$—	$2,195	$(351)	$(7,643)
Net realized capital gains (losses) on investments	(49)	3,030	(971)	(39,723)
Net change in unrealized appreciation/depreciation of investments	—	(28,257)	2,209	(198,008)

Increase (decrease) in net assets from operations	(49)	(23,032)	887	(245,374)

Contract transactions
Net contract purchase payments	400	85,452	115,815	1,358,224
Transfer payments from (to) other subaccounts or general account	79	138,004	130,861	411,636
Contract terminations, withdrawals, and other deductions	(430)	(664)	(489)	(2,418)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	49	222,792	246,187	1,767,442

Net increase (decrease) in net assets	—	199,760	247,074	1,522,068

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$199,760	$247,074	$1,522,068

See accompanying notes.

51

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(134,173)	$(245,050)	$(48,435)	$(79,335)
Net realized capital gains (losses) on investments	2,133,214	2,381,623	100,979	495,009
Net change in unrealized appreciation/depreciation of investments	(8,305,066)	(2,158,283)	(1,443,740)	(37,937)

Increase (decrease) in net assets from operations	(6,306,025)	(21,710)	(1,391,196)	377,737

Contract transactions
Net contract purchase payments	29,601	166,116	19,167	126,459
Transfer payments from (to) other subaccounts or general account	(891,774)	(1,442,519)	(387,327)	(934,595)
Contract terminations, withdrawals, and other deductions	(880,437)	(1,452,122)	(192,609)	(365,619)
Contract maintenance charges	(46,103)	(63,115)	(11,523)	(15,983)

Increase (decrease) in net assets from contract transactions	(1,788,713)	(2,791,640)	(572,292)	(1,189,738)

Net increase (decrease) in net assets	(8,094,738)	(2,813,350)	(1,963,488)	(812,001)

Net assets:
Beginning of the period	13,421,208	16,234,558	3,679,740	4,491,741

End of the period	$5,326,470	$13,421,208	$1,716,252	$3,679,740

See accompanying notes.

52

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AllianceBernstein Growth and Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(8,404)	$(177,730)	$(123,883)	$(178,197)
Net realized capital gains (losses) on investments	3,542,348	4,513,895	578,100	961,533
Net change in unrealized appreciation/depreciation of investments	(12,889,632)	(3,481,621)	(3,764,058)	280,525

Increase (decrease) in net assets from operations	(9,355,688)	854,544	(3,309,841)	1,063,861

Contract transactions
Net contract purchase payments	74,432	361,454	25,897	78,342
Transfer payments from (to) other subaccounts or general account	(1,660,754)	(1,572,413)	(697,440)	(340,615)
Contract terminations, withdrawals, and other deductions	(2,583,672)	(4,473,142)	(1,179,928)	(1,449,782)
Contract maintenance charges	(76,071)	(101,461)	(30,579)	(34,896)

Increase (decrease) in net assets from contract transactions	(4,246,065)	(5,785,562)	(1,882,050)	(1,746,951)

Net increase (decrease) in net assets	(13,601,753)	(4,931,018)	(5,191,891)	(683,090)

Net assets:
Beginning of the period	25,169,792	30,100,810	9,325,025	10,008,115

End of the period	$11,568,039	$25,169,792	$4,133,134	$9,325,025

See accompanying notes.

53

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen-Mid Cap Growth Subaccount
	2008(1)	2008	2007
Operations
Net investment income (loss)	$(50)	$(137,071)	$(103,114)
Net realized capital gains (losses) on investments	(27)	758,689	1,578,332
Net change in unrealized appreciation/depreciation of investments	3,530	(4,799,902)	70,797

Increase (decrease) in net assets from operations	3,453	(4,178,284)	1,546,015

Contract transactions
Net contract purchase payments	400	102,503	122,796
Transfer payments from (to) other subaccounts or general account	30,924	247,182	756,413
Contract terminations, withdrawals, and other deductions	(362)	(963,418)	(1,017,943)
Contract maintenance charges	—	(35,638)	(34,714)

Increase (decrease) in net assets from contract transactions	30,962	(649,371)	(173,448)

Net increase (decrease) in net assets	34,415	(4,827,655)	1,372,567

Net assets:
Beginning of the period	—	9,299,272	7,926,705

End of the period	$34,415	$4,471,617	$9,299,272

See accompanying notes.

54

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Janus Aspen-Mid Cap Value Subaccount		Janus Aspen-Worldwide Growth Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(20,081)	$61,438	$(108,378)	$(187,759)
Net realized capital gains (losses) on investments	359,171	314,301	745,076	2,172,413
Net change in unrealized appreciation/depreciation of investments	(779,730)	(239,897)	(7,466,359)	(1,156,795)

Increase (decrease) in net assets from operations	(440,640)	135,842	(6,829,661)	827,859

Contract transactions
Net contract purchase payments	1,295	1,265	52,767	259,352
Transfer payments from (to) other subaccounts or general account	(153,140)	(255,296)	(52,034)	2,964,164
Contract terminations, withdrawals, and other deductions	(391,108)	(326,714)	(947,408)	(3,067,825)
Contract maintenance charges	(6,631)	(7,992)	(55,885)	(60,491)

Increase (decrease) in net assets from contract transactions	(549,584)	(588,737)	(1,002,560)	95,200

Net increase (decrease) in net assets	(990,224)	(452,895)	(7,832,221)	923,059

Net assets:
Beginning of the period	1,961,160	2,414,055	14,658,035	13,734,976

End of the period	$970,936	$1,961,160	$6,825,814	$14,658,035

See accompanying notes.

55

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(82,140)	$(123,329)	$189,955	$121,794
Net realized capital gains (losses) on investments	(40,326)	834,399	1,077,145	1,640,780
Net change in unrealized appreciation/depreciation of investments	(1,966,631)	(642,542)	(5,768,281)	(1,265,842)

Increase (decrease) in net assets from operations	(2,089,097)	68,528	(4,501,181)	496,732

Contract transactions
Net contract purchase payments	19,589	134,430	30,872	118,704
Transfer payments from (to) other subaccounts or general account	(377,761)	(37,664)	(2,042,720)	(55,898)
Contract terminations, withdrawals, and other deductions	(344,279)	(877,917)	(2,064,785)	(2,419,830)
Contract maintenance charges	(23,139)	(25,933)	(74,557)	(86,108)

Increase (decrease) in net assets from contract transactions	(725,590)	(807,084)	(4,151,190)	(2,443,132)

Net increase (decrease) in net assets	(2,814,687)	(738,556)	(8,652,371)	(1,946,400)

Net assets:
Beginning of the period	5,631,448	6,370,004	21,372,644	23,319,044

End of the period	$2,816,761	$5,631,448	$12,720,273	$21,372,644

See accompanying notes.

56

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity-VIP Contra fund® Subaccount		Fidelity-VIP Equity-Income Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(548,648)	$(759,822)	$50,394	$(119,658)
Net realized capital gains (losses) on investments	827,145	23,857,631	(921,348)	5,642,336
Net change in unrealized appreciation/depreciation of investments	(26,282,696)	(14,155,442)	(9,545,486)	(5,649,100)

Increase (decrease) in net assets from operations	(26,004,199)	8,942,367	(10,416,440)	(126,422)

Contract transactions
Net contract purchase payments	237,995	967,731	205,134	790,958
Transfer payments from (to) other subaccounts or general account	(4,018,482)	(2,731,318)	(3,613,370)	(382,103)
Contract terminations, withdrawals, and other deductions	(4,417,658)	(8,764,995)	(1,934,016)	(4,392,166)
Contract maintenance charges	(214,658)	(249,850)	(86,387)	(119,382)

Increase (decrease) in net assets from contract transactions	(8,412,803)	(10,778,432)	(5,428,639)	(4,102,693)

Net increase (decrease) in net assets	(34,417,002)	(1,836,065)	(15,845,079)	(4,229,115)

Net assets:
Beginning of the period	64,047,323	65,883,388	27,581,702	31,810,817

End of the period	$29,630,321	$64,047,323	$11,736,623	$27,581,702

See accompanying notes.

57

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity-VIP Growth Subaccount		Fidelity-VIP Growth Opportunities Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(128,751)	$(156,991)	$(10,121)	$(16,093)
Net realized capital gains (losses) on investments	864,708	1,223,622	31,723	58,764
Net change in unrealized appreciation/depreciation of investments	(6,358,749)	1,138,252	(493,161)	130,767

Increase (decrease) in net assets from operations	(5,622,792)	2,204,883	(471,559)	173,438

Contract transactions
Net contract purchase payments	75,849	453,260	5,027	456
Transfer payments from (to) other subaccounts or general account	(1,944,544)	2,815,385	5,432	(49,845)
Contract terminations, withdrawals, and other deductions	(1,309,668)	(1,487,850)	(84,763)	(126,575)
Contract maintenance charges	(45,279)	(46,959)	(2,584)	(3,329)

Increase (decrease) in net assets from contract transactions	(3,223,642)	1,733,836	(76,888)	(179,293)

Net increase (decrease) in net assets	(8,846,434)	3,938,719	(548,447)	(5,855)

Net assets:
Beginning of the period	14,100,985	10,162,266	913,617	919,472

End of the period	$5,254,551	$14,100,985	$365,170	$913,617

See accompanying notes.

58

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(945,926)	$(1,158,660)	$(218,095)	$(357,601)
Net realized capital gains (losses) on investments	12,682,305	19,212,496	354,110	3,517,218
Net change in unrealized appreciation/depreciation of investments	(39,923,178)	(7,428,292)	(10,453,929)	(2,180,940)

Increase (decrease) in net assets from operations	(28,186,799)	10,625,544	(10,317,914)	978,677

Contract transactions
Net contract purchase payments	221,841	885,360	76,133	168,081
Transfer payments from (to) other subaccounts or general account	(9,389,273)	(6,348,171)	(3,269,716)	(1,992,701)
Contract terminations, withdrawals, and other deductions	(6,072,287)	(11,578,542)	(1,234,005)	(2,821,059)
Contract maintenance charges	(271,931)	(319,462)	(77,716)	(102,317)

Increase (decrease) in net assets from contract transactions	(15,511,650)	(17,360,815)	(4,505,304)	(4,747,996)

Net increase (decrease) in net assets	(43,698,449)	(6,735,271)	(14,823,218)	(3,769,319)

Net assets:
Beginning of the period	80,696,756	87,432,027	23,293,289	27,062,608

End of the period	$36,998,307	$80,696,756	$8,470,071	$23,293,289

See accompanying notes.

59

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
	2008(1)	2008	2007(1)
Operations
Net investment income (loss)	$8,350	$115,128	$(12,546)
Net realized capital gains (losses) on investments	(1,055)	(295,080)	(25,864)
Net change in unrealized appreciation/depreciation of investments	(131,501)	(1,047,073)	(7,729)

Increase (decrease) in net assets from operations	(124,206)	(1,227,025)	(46,139)

Contract transactions
Net contract purchase payments	660,908	112,638	97,723
Transfer payments from (to) other subaccounts or general account	57,368	2,394,893	2,136,799
Contract terminations, withdrawals, and other deductions	(1,104)	(316,680)	(36,847)
Contract maintenance charges	—	(13,120)	(5,925)

Increase (decrease) in net assets from contract transactions	717,172	2,177,731	2,191,750

Net increase (decrease) in net assets	592,966	950,706	2,145,611

Net assets:
Beginning of the period	—	2,145,611	—

End of the period	$592,966	3,096,317	$2,145,611

See accompanying notes.

60

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Mutual Shares Securities Subaccount		Templeton Foreign Securities Subaccount
	2008	2007(1)	2008	2007(1)
Operations
Net investment income (loss)	$20,258	$(15,121)	$21,657	$(14,648)
Net realized capital gains (losses) on investments	(361,378)	(45,241)	(242,695)	(40,667)
Net change in unrealized appreciation/depreciation of investments	(442,142)	(48,652)	(1,310,090)	108,576

Increase (decrease) in net assets from operations	(783,262)	(109,014)	(1,531,128)	53,261

Contract transactions
Net contract purchase payments	11,391	49,165	69,862	335,074
Transfer payments from (to) other subaccounts or general account	98,191	2,306,138	1,544,568	2,694,923
Contract terminations, withdrawals, and other deductions	(142,193)	(37,471)	(244,060)	(173,528)
Contract maintenance charges	(8,477)	(3,888)	(13,151)	(3,698)

Increase (decrease) in net assets from contract transactions	(41,088)	2,313,944	1,357,219	2,852,771

Net increase (decrease) in net assets	(824,350)	2,204,930	(173,909)	2,906,032

Net assets:
Beginning of the period	2,204,930	—	2,906,032	—

End of the period	1,380,580	$2,204,930	2,732,123	$2,906,032

See accompanying notes.

61

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

Franklin Templeton VIP Founding Funds Allocation Subaccount
2008(1)
Operations
Net investment income (loss)	$—
Net realized capital gains (losses) on investments	(34)
Net change in unrealized appreciation/depreciation of investments	—

Increase (decrease) in net assets from operations	(34)

Contract transactions
Net contract purchase payments	400
Transfer payments from (to) other subaccounts or general account	(8)
Contract terminations, withdrawals, and other deductions	(358)
Contract maintenance charges	—

Increase (decrease) in net assets from contract transactions	34

Net increase (decrease) in net assets	—

Net assets:
Beginning of the period	—

End of the period	—

See accompanying notes.

62

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account VA C (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund (each a Series Fund and collectively the Series Funds). The Mutual Fund contains multiple Series Funds. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these specified investment subaccounts is available to contract owners of the Transamerica Extra Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class subaccount (“PAM”) (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on to the Series Fund portfolio solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

Transamerica Series Trust:

Transamerica Asset Allocation-Growth VP

Transamerica Asset Allocation-Conservative VP

Transamerica Asset Allocation-Moderate VP

Transamerica Asset Allocation-Moderate Growth VP

Transamerica American Century Large Company Value VP

Transamerica MFS International Equity VP

Transamerica Capital Guardian Global VP

Transamerica Capital Guardian U.S. Equity VP

Transamerica Capital Guardian Value VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Small/Mid Cap Value VP

Transamerica Science & Technology VP

Transamerica Balanced VP

Transamerica Templeton Global VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Enhanced Index VP

Transamerica Marsico Growth VP

Transamerica MFS High Yield VP

Transamerica BlackRock Large Cap Value VP

Transamerica PIMCO Total Return VP

Transamerica Legg Mason Partners All Cap VP

Transamerica Convertible Securities VP

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica U.S. Government Securities VP

Transamerica U.S. Government Securities-PAM

Transamerica Money Market VP

Transamerica T. Rowe Price Equity Income VP

Transamerica T. Rowe Price Growth Stock VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Van Kampen Active International Allocation VP

Transamerica Van Kampen Large Cap Core VP

Transamerica Van Kampen Mid-Cap Growth VP

Transamerica International Moderate Growth VP

Transamerica Efficient Markets VP

Transamerica Value Balanced VP

Transamerica Index 50 VP

Transamerica Index 75 VP

AIM Variable Insurance Funds-Series II Shares:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Balanced Wealth Strategy Portfolio

Janus Aspen Series - Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth Portfolio

MFS® Variable Insurance TrustSM:

MFS New Discovery Series

MFS Total Return Series

Fidelity Variable Insurance Products Fund (VIP) - Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

Fidelity VIP Balanced Portfolio

Franklin Templeton Variable Insurance Products Trust - Class 2

Franklin Income Securities Fund

Mutual Shares Securities Fund

Templeton Foreign Securities Fund

Franklin Templeton Variable Insurance Products Trust - Class 4

Franklin Templeton Variable Insurance Products Trust - Class 4

63

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Portfolio	0.20%
Franklin Templeton VIP Founding Funds Allocation	0.15%

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2008:

Portfolio	Formerly

Transamerica Asset Allocation-Growth VP	Asset Allocation-Growth
Transamerica Asset Allocation-Conservative VP	Asset Allocation-Conservative
Transamerica Asset Allocation-Moderate VP	Asset Allocation-Moderate
Transamerica Asset Allocation-Moderate Growth VP	Asset Allocation-Moderate Growth
Transamerica International Moderate Growth Fund	International Moderate Growth Fund
Transamerica MFS International Equity VP	MFS International Equity
Transamerica American Century Large Company Value VP	American Century Large Company Value
Transamerica Capital Guardian Global VP	Capital Guardian Global
Transamerica Capital Guardian U.S. Equity VP	Capital Guardian U.S. Equity
Transamerica Capital Guardian Value VP	Capital Guardian Value
Transamerica Clarion Global Real Estate Securities VP	Clarion Global Real Estate Securities
Transamerica Science & Technology VP	Transamerica Science & Technology
Transamerica Jennison Growth VP	Jennison Growth
Transamerica J.P. Morgan Enhanced Index VP	J.P. Morgan Enhanced Index
Transamerica Marsico Growth VP	Marsico Growth
Transamerica BlackRock Large Cap Value VP	BlackRock Large Cap Value
Transamerica MFS High Yield VP	MFS High Yield
Transamerica PIMCO Total Return VP	PIMCO Total Return
Transamerica Legg Mason Partners All Cap VP	Legg Mason Partners All Cap
Transamerica Templeton Global VP	Templeton Transamerica Global
Transamerica Balanced VP	Transamerica Balanced
Transamerica Convertible Securities VP	Transamerica Convertible Securities
Transamerica Equity VP	Transamerica Equity
Transamerica Growth Opportunities VP	Transamerica Growth Opportunities
Transamerica Money Market VP	Transamerica Money Market
Transamerica Small/Mid Cap Value VP	Transamerica Small/Mid Cap Value
Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities
Transamerica T. Rowe Price Dividend Growth VP	T. Rowe Price Dividend Growth
Transamerica T. Rowe Price Equity Income VP	T. Rowe Price Equity Income
Transamerica T. Rowe Price Growth Stock VP	T. Rowe Price Growth Stock
Transamerica T. Rowe Price Small Cap VP	T. Rowe Price Small Cap
Transamerica Van Kampen Active International Allocation VP	Van Kampen Active International Allocation

64

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica International Moderate Growth VP	May 1, 2006
Franklin Income Securities Fund	May 1, 2007
Mutual Shares Securities Fund	May 1, 2007
Templeton Foreign Securities Fund	May 1, 2007
Transamerica Value Balanced VP	May 1, 2008
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Fidelity VIP Balanced	May 1, 2008
Transamerica Efficient Markets VP	November 10, 2008
AllianceBernstein Balanced Wealth Strategy Portfolio	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Transamerica Small/Mid Cap Value Initial Class	July 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account for the Transamerica Extra Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2008.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Company adopted Statement of Financial Accounting Standard (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

65

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

	Purchases	Sales
Transamerica Series Fund, Inc.:
Transamerica Asset Allocation-Growth VP Initial Class	$28,613,038	$28,838,293
Transamerica Asset Allocation-Growth VP Service Class	3,779,458	2,935,549
Transamerica Asset Allocation-Conservative VP Initial Class	38,859,627	26,494,916
Transamerica Asset Allocation-Conservative VP Service Class	13,682,591	4,204,663
Transamerica Asset Allocation-Moderate VP Service Class	41,287,500	47,150,170
Transamerica Asset Allocation-Moderate VP Service Class	28,170,511	7,341,790
Transamerica Asset Allocation-Moderate Growth VP Service Class	39,065,538	56,691,274
Transamerica Asset Allocation-Moderate Growth VP Service Class	64,545,523	7,904,552
Transamerica International Moderate Growth Fund-Service Class	17,602,304	3,855,726
Transamerica MFS International Equity VP Initial Class	5,425,054	7,782,625
Transamerica MFS International Equity VP Service Class	259,515	367,119
Transamerica American Century Large Company Value VP Initial Class	958,808	2,885,606
Transamerica American Century Large Company Value VP Service Class	39,455	53,138
Transamerica Capital Guardian Global VP Initial Class	5,584,408	6,208,397
Transamerica Capital Guardian Global VP Service Class	119,381	233,778
Transamerica Capital Guardian U.S. Equity VP Initial Class	4,978,689	4,965,644
Transamerica Capital Guardian U.S. Equity VP Service Class	143,230	89,436
Transamerica Capital Guardian Value VP Initial Class	5,341,776	10,872,620
Transamerica Capital Guardian Value VP Service Class	120,687	154,895
Transamerica Clarion Global Real Estate Securities VP Initial Class	6,890,869	8,619,375
Transamerica Clarion Global Real Estate Securities VP Service Class	282,379	370,129
Transamerica Science & Technology VP Initial Class	2,963,367	3,402,836
Transamerica Science & Technology VP Service Class	106,828	204,214
Transamerica Jennison Growth VP Initial Class	757,224	1,564,721
Transamerica Jennison Growth VP Service Class	4,351	16,352
Transamerica JPMorgan Enhanced Index VP Initial Class	3,101,184	5,156,869
Transamerica JPMorgan Enhanced Index VP Service Class	79,657	113,408
Transamerica Marsico Growth VP Initial Class	2,942,375	3,751,724
Transamerica Marsico Growth VP Service Class	63,817	303,441
Transamerica BlackRock Large Cap Value VP Initial Class	6,622,953	6,796,911
Transamerica BlackRock Large Cap Value VP Service Class	355,677	699,158
Transamerica MFS High Yield VP Initial Class	5,388,655	7,003,154
Transamerica MFS High Yield VP Service Class	1,006,583	1,696,505

66

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Transamerica Series Fund, Inc.: (continued)
Transamerica PIMCO Total Return VP Initial Class	21,017,860	17,248,051
Transamerica PIMCO Total Return VP Service Class	2,948,900	660,270
Transamerica Legg Mason Partners All Cap VP Initial Class	4,582,676	7,755,112
Transamerica Legg Mason Partners All Cap VP Service Class	52,239	141,687
Transamerica Templeton Global VP Initial Class	457,973	2,045,310
Transamerica Templeton Global VP Service Class	21,308	124,010
Transamerica Balanced VP Initial Class	1,965,063	3,147,601
Transamerica Balanced VP Service Class	1,168,522	385,573
Transamerica Convertible Securities VP Initial Class	7,159,171	6,039,571
Transamerica Convertible Securities VP Service Class	346,819	792,508
Transamerica Equity VP Initial Class	3,506,629	11,412,106
Transamerica Equity VP Service Class	102,113	335,998
Transamerica Growth Opportunities VP Initial Class	5,406,372	7,772,479
Transamerica Growth Opportunities VP Service Class	201,510	323,026
Transamerica Money Market VP Initial Class	79,014,064	43,878,808
Transamerica Money Market VP Service Class	20,205,562	9,825,292
Transamerica Small/Mid Cap Value VP Initial Class	3,725,103	8,047,209
Transamerica Small/Mid Cap Value VP Service Class	78,351	38,395
Transamerica U.S. Government Securities VP Initial Class	20,806,944	8,829,787
Transamerica U.S. Government Securities VP Service Class	3,023,889	1,037,381
Transamerica U.S. Government Securities-PAM Fund Service Class	14,452,025	1,996,685
Transamerica T. Rowe Price Equity Income VP Initial Class	15,014,996	12,858,117
Transamerica T. Rowe Price Equity Income VP Service Class	283,877	376,791
Transamerica T. Rowe Price Growth Stock VP Initial Class	3,235,246	5,379,175
Transamerica T. Rowe Price Growth Stock VP Service Class	92,111	151,996
Transamerica T. Rowe Price Small Cap VP Initial Class	5,072,841	6,611,893
Transamerica T. Rowe Price Small Cap VP Service Class	446,502	520,478
Transamerica Van Kampen Active International Allocation VP Initial Class	9,956,553	12,074,858
Transamerica Van Kampen Active International Allocation VP Service Class	373,764	635,724
Transamerica Van Kampen Large Cap Core VP Initial Class	2,307,428	2,952,103
Transamerica Van Kampen Large Cap Core VP Service Class	48,254	28,560
Transamerica Van Kampen Mid-Cap Growth VP Initial Class	1,454,445	3,612,495
Transamerica Van Kampen Mid-Cap Growth VP Service Class	88,825	92,725
Transamerica Efficient Markets VP Service Class	1,266	1,217
Transamerica Index 50 VP Service Class	251,516	5,680
Transamerica Index 75 VP Service Class	1,942,745	182,945

67

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Service Class	$2,077,400	$2,284,577
AIM V.I. Capital Appreciation Service Class	260,854	881,584
AllianceBernstein Variable Products Series Fund, Inc.-Class B:
AllianceBernstein Growth & Income Service Class	4,043,606	5,006,578
AllianceBernstein Large Cap Growth Service Class	439,910	2,445,848
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	31,525	412
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Service Class	3,694,763	3,998,753
Janus Aspen-Mid Cap Value Service Class	197,705	601,227
Janus Aspen-Worldwide Growth Service Class	4,047,486	5,158,451
MFS® Variable Insurance TrustSM:
MFS New Discovery Service Class	1,865,801	1,777,712
MFS Total Return Service Class	2,984,831	5,823,086
Variable Insurance Products Fund (VIP)-Service Class 2:
Fidelity-VIP Contrafund® Service Class	5,170,334	12,656,684
Fidelity-VIP Equity-Income Service Class	1,528,369	6,883,984
Fidelity-VIP Growth Service Class	1,907,780	5,260,186
Fidelity-VIP Growth Opportunities Service Class	10,420	97,432
Fidelity-VIP Mid Cap Service Class	12,391,537	18,231,544
Fidelity-VIP Value Strategies Service Class	5,096,263	6,142,674
Fidelity-VIP Balanced Portfolio Service Class	728,512	2,989
Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund-Class 2	4,184,624	1,819,251
Mutual Shares Securities Fund-Class 2	1,832,666	1,778,555
Templeton Foreign Securities Fund-Class 2	4,423,180	2,709,260
Franklin Templeton VIP Founding Funds Allocation	392	358

68

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation-Conservative VP Subaccount	Transamerica Asset Allocation-Growth VP Subaccount	Transamerica Asset Allocation-Moderate VP Subaccount	Transamerica Asset Allocation-Moderate Growth VP Subaccount
Units outstanding at January 1, 2007	75,728,948	108,310,384	205,097,947	235,737,495
Units purchased	1,636,610	2,655,169	7,250,041	16,870,194
Units redeemed and transferred	(5,069,565)	(10,746,303)	(36,516,672)	(30,537,445)

Units outstanding at December 31, 2007	72,295,993	100,219,250	175,831,316	222,070,244
Units purchased	7,776,497	2,482,952	20,218,431	48,299,638
Units redeemed and transferred	4,397,255	(17,920,003)	(24,675,322)	(34,495,634)

Units outstanding at December 31, 2008	84,469,745	84,782,199	171,374,425	235,874,248

	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica Capital Guardian Global VP Subaccount
Units outstanding at January 1, 2007	1,525,866	25,409,463	12,468,400	24,876,729
Units purchased	5,464,440	232,888	63,279	189,293
Units redeemed and transferred	3,622,308	(4,655,420)	(1,520,241)	(4,529,638)

Units outstanding at December 31, 2007	10,612,614	20,986,931	11,011,438	20,536,384
Units purchased	13,775,310	209,740	35,590	151,652
Units redeemed and transferred	(728,152)	(4,523,498)	(2,207,251)	(3,344,021)

Units outstanding at December 31, 2008	23,659,772	16,673,173	8,839,777	17,344,015

69

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Science & Technology VP Subaccount
Units outstanding at January 1, 2007	29,596,311	47,615,437	17,862,830	5,524,948
Units purchased	250,836	434,869	257,392	55,794
Units redeemed and transferred	(6,530,031)	(11,050,807)	(6,185,046)	156,019

Units outstanding at December 31, 2007	23,317,116	36,999,499	11,935,176	5,736,761
Units purchased	192,066	196,642	48,284	50,775
Units redeemed and transferred	(4,611,711)	(8,754,082)	(3,574,689)	(888,843)

Units outstanding at December 31, 2008	18,897,471	28,442,059	8,408,771	4,898,693

	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Units outstanding at January 1, 2007	9,598,275	16,969,802	8,546,969	21,763,733
Units purchased	108,938	45,594	201,839	433,153
Units redeemed and transferred	(3,073,113)	(1,553,436)	(498,232)	(4,338,362)

Units outstanding at December 31, 2007	6,634,100	15,461,960	8,250,576	17,858,524
Units purchased	194,056	16,239	51,894	168,890
Units redeemed and transferred	(1,460,889)	(3,910,322)	(1,411,884)	(2,325,748)

Units outstanding at December 31, 2008	5,367,267	11,567,877	6,890,586	15,701,666

70

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Transamerica MFS High Yield VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Templeton Global VP Subaccount
Units outstanding at January 1, 2007	20,796,555	51,339,147	34,084,305	7,524,065
Units purchased	187,422	537,012	232,643	106,187
Units redeemed and transferred	(4,891,752)	(4,755,112)	(8,356,996)	(1,175,668)

Units outstanding at December 31, 2007	16,092,225	47,121,047	25,959,952	6,454,584
Units purchased	134,482	2,181,980	104,820	14,707
Units redeemed and transferred	(2,811,963)	1,088,155	(5,974,375)	(1,965,417)

Units outstanding at December 31, 2008	13,414,744	50,391,182	20,090,397	4,503,874

	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Units outstanding at January 1, 2007	8,379,289	9,540,856	62,017,403	13,829,114
Units purchased	270,848	74,322	779,970	268,171
Units redeemed and transferred	522,693	(776,964)	(15,383,587)	(568,736)

Units outstanding at December 31, 2007	9,172,830	8,838,214	47,413,786	13,528,549
Units purchased	688,374	84,129	280,479	79,844
Units redeemed and transferred	(1,435,296)	(1,445,974)	(8,213,474)	(4,554,586)

Units outstanding at December 31, 2008	8,425,908	7,476,369	39,480,791	9,053,807

71

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities- PAM Subaccount
Units outstanding at January 1, 2007	42,684,398	16,687,835	26,204,329	—
Units purchased	7,787,014	182,005	905,909	—
Units redeemed and transferred	(2,749,651)	(4,003,863)	(4,354,695)	396,411

Units outstanding at December 31, 2007	47,721,761	12,865,977	22,755,543	396,411
Units purchased	9,246,640	109,962	1,600,763	2
Units redeemed and transferred	33,673,626	(2,841,257)	10,232,226	11,617,282

Units outstanding at December 31, 2008	90,642,027	10,134,682	34,588,532	12,013,695

	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount
Units outstanding at January 1, 2007	49,462,031	25,157,098	28,381,166	24,392,213
Units purchased	478,277	255,025	216,425	454,553
Units redeemed and transferred	(10,096,650)	(5,215,823)	(7,029,168)	(869,501)

Units outstanding at December 31, 2007	39,843,658	20,196,300	21,568,423	23,977,265
Units purchased	409,813	114,760	87,604	177,696
Units redeemed and transferred	(9,298,978)	(2,943,148)	(4,845,861)	(5,620,675)

Units outstanding at December 31, 2008	30,954,493	17,367,912	16,810,166	18,534,286

72

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica Value Balanced VP SC Subaccount
Units outstanding at January 1, 2007	16,071,457	13,215,743	—	—
Units purchased	46,820	140,802	—	—
Units redeemed and transferred	(3,429,901)	(1,257,559)	—	—

Units outstanding at December 31, 2007	12,688,376	12,098,986	—	—
Units purchased	46,527	54,359	470	106,079
Units redeemed and transferred	(2,382,909)	(2,565,166)	(470)	173,648

Units outstanding at December 31, 2008	10,351,994	9,588,179	—	279,727

	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Units outstanding at January 1, 2007	—	—	13,154,403	3,873,618
Units purchased	—	—	114,102	73,638
Units redeemed and transferred	—	—	(2,335,241)	(1,056,812)

Units outstanding at December 31, 2007	—	—	10,933,264	2,890,444
Units purchased	148,683	1,634,824	37,062	23,951
Units redeemed and transferred	153,771	477,089	(1,773,789)	(515,439)

Units outstanding at December 31, 2008	302,454	2,111,913	9,196,537	2,398,956

73

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	AllianceBernstein Growth and Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen-Mid Cap Growth Subaccount
Units outstanding at January 1, 2007	24,451,453	11,059,580	—	11,280,530
Units purchased	344,647	94,026	—	165,824
Units redeemed and transferred	(4,974,281)	(1,967,529)	—	(261,785)

Units outstanding at December 31, 2007	19,821,819	9,186,077	—	11,184,569
Units purchased	101,155	116,501	404	173,088
Units redeemed and transferred	(4,301,470)	(2,405,289)	33,577	(2,015,581)

Units outstanding at December 31, 2008	15,621,504	6,897,289	33,981	9,342,076

	Janus Aspen-Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Units outstanding at January 1, 2007	1,816,485	16,672,539	5,483,718	18,622,238
Units purchased	941	306,064	39,087	165,338
Units redeemed and transferred	(416,382)	(679,820)	(693,318)	(2,054,780)

Units outstanding at December 31, 2007	1,401,044	16,298,783	4,829,487	16,732,796
Units purchased	1,932	136,921	21,154	30,722
Units redeemed and transferred	(424,249)	(3,261,432)	(781,248)	(3,707,766)

Units outstanding at December 31, 2008	978,727	13,174,272	4,069,393	13,055,752

74

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount
Units outstanding at January 1, 2007	47,674,994	22,848,240	11,110,753	1,146,056
Units purchased	785,939	595,952	499,677	535
Units redeemed and transferred	(8,182,332)	(3,549,147)	535,059	(203,764)

Units outstanding at December 31, 2007	40,278,601	19,895,045	12,145,489	942,827
Units purchased	281,294	359,096	93,121	6,191
Units redeemed and transferred	(7,370,683)	(5,183,029)	(3,349,109)	(94,247)

Units outstanding at December 31, 2008	33,189,212	15,071,112	8,889,501	854,771

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Units outstanding at January 1, 2007	45,931,138	18,372,779	—	—
Units purchased	490,527	57,315	—	106,342
Units redeemed and transferred	(8,960,471)	(3,149,750)	—	2,111,548

Units outstanding at December 31, 2007	37,461,194	15,280,344	—	2,217,890
Units purchased	239,221	108,278	862,488	157,925
Units redeemed and transferred	(8,745,354)	(3,766,395)	29,366	2,242,425

Units outstanding at December 31, 2008	28,955,061	11,622,227	891,854	4,618,240

75

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
Units outstanding at January 1, 2007	—	—	—
Units purchased	53,750	2,393,714	—
Units redeemed and transferred	2,239,207	333,071	—

Units outstanding at December 31, 2007	2,292,957	2,726,785	—
Units purchased	20,930	82,764	404
Units redeemed and transferred	10,190	1,572,402	(404)

Units outstanding at December 31, 2008	2,324,077	4,381,951	—

76

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Asset Allocation-Conservative VP
	12/31/2008		84,469,745	$1.06	to	$0.79	$86,275,352	3.12%	1.55%	to	2.30%	(22.39)%	to	(22.73)%
	12/31/2007		72,295,993	1.37	to	1.34	97,664,334	3.00	1.55	to	2.00	4.75	to	4.29
	12/31/2006		75,728,948	1.31	to	1.28	97,837,237	3.37	1.55	to	2.00	7.78	to	7.30
	12/31/2005		76,324,745	1.21	to	1.19	91,712,835	2.81	1.55	to	2.00	3.58	to	3.13
	12/31/2004		84,119,617	1.17	to	1.16	97,822,160	0.31	1.55	to	2.00	8.04	to	7.56
Transamerica Asset Allocation-Growth VP
	12/31/2008		84,782,199	0.92	to	0.90	77,158,683	2.74	1.55	to	2.00	(40.56)	to	(40.82)
	12/31/2007		100,219,250	1.56	to	1.52	154,531,725	2.22	1.55	to	2.00	6.10	to	5.63
	12/31/2006		108,310,384	1.47	to	1.44	157,927,539	0.92	1.55	to	2.00	13.86	to	13.36
	12/31/2005		98,451,120	1.29	to	1.27	126,423,793	0.46	1.55	to	2.00	10.53	to	10.05
	12/31/2004		85,119,462	1.17	to	1.15	98,927,467	0.09	1.55	to	2.00	12.44	to	11.94
Transamerica Asset Allocation-Moderate VP
	12/31/2008		171,374,425	1.05	to	0.76	173,519,292	3.35	1.55	to	2.30	(27.10)	to	(27.42)
	12/31/2007		175,831,316	1.44	to	1.41	252,159,405	2.84	1.55	to	2.00	6.30	to	5.83
	12/31/2006		205,097,947	1.36	to	1.33	276,459,608	2.57	1.55	to	2.00	9.78	to	9.30
	12/31/2005		215,226,117	1.24	to	1.22	264,476,755	1.79	1.55	to	2.00	5.81	to	5.34
	12/31/2004		218,409,186	1.17	to	1.16	253,977,045	0.25	1.55	to	2.00	9.69	to	9.21
Transamerica Asset Allocation-Moderate Growth VP
	12/31/2008		235,874,248	1.00	to	0.71	224,425,116	3.00	1.55	to	2.30	(33.79)	to	(34.09)
	12/31/2007		222,070,244	1.51	to	1.48	338,874,691	2.27	1.55	to	2.00	6.16	to	5.69
	12/31/2006		235,737,495	1.43	to	1.40	336,544,822	1.57	1.55	to	2.00	12.10	to	11.61
	12/31/2005		223,499,529	1.27	to	1.25	283,256,031	1.12	1.55	to	2.00	8.24	to	7.76
	12/31/2004		196,825,614	1.17	to	1.16	230,014,041	0.19	1.55	to	2.00	11.81	to	11.31
Transamerica International Moderate Growth VP
	12/31/2008		23,659,772	0.69	to	0.68	16,235,413	2.62	1.55	to	2.30	(37.29)	to	(37.57)
	12/31/2007		10,612,614	1.10	to	1.09	11,639,776	1.20	1.55	to	2.00	6.83	to	6.35
	12/31/2006	(1)	1,525,866	1.03	to	1.03	1,570,084	—	1.55	to	2.00	3.04	to	2.74
Transamerica MFS International Equity VP
	12/31/2008		16,673,173	0.82	to	0.98	14,780,265	5.10	1.55	to	2.00	(36.28)	to	(36.57)
	12/31/2007		20,986,931	1.29	to	1.55	29,408,340	0.89	1.55	to	2.00	7.48	to	7.00
	12/31/2006		25,409,463	1.20	to	1.45	33,204,131	1.36	1.55	to	2.00	21.20	to	20.66
	12/31/2005		23,204,417	0.99	to	1.20	24,821,724	0.77	1.55	to	2.00	11.15	to	10.66
	12/31/2004		23,508,306	0.89	to	1.09	22,586,785	—	1.55	to	2.00	12.60	to	12.10
Transamerica American Century Large Company Value VP
	12/31/2008		8,839,777	0.78	to	0.83	6,993,940	2.24	1.55	to	2.00	(37.75)	to	(38.03)
	12/31/2007		11,011,438	1.25	to	1.34	14,016,734	0.46	1.55	to	2.00	(2.63)	to	(3.06)
	12/31/2006		12,468,400	1.28	to	1.38	16,408,145	2.37	1.55	to	2.00	17.86	to	17.34
	12/31/2005		14,891,051	1.09	to	1.18	16,642,602	0.63	1.55	to	2.00	2.56	to	2.11
	12/31/2004		18,399,894	1.06	to	1.16	20,088,846	0.97	1.55	to	2.00	12.17	to	11.67

77

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Capital Guardian Global VP
	12/31/2008	17,344,015	$0.76	to	$0.86	$13,300,604	1.77%	1.55%	to	2.00%	(41.81)%	to	(42.07)%
	12/31/2007	20,536,384	1.31	to	1.49	27,136,337	0.84	1.55	to	2.00	4.67	to	4.21
	12/31/2006	24,876,729	1.25	to	1.43	31,283,134	2.37	1.55	to	2.00	12.58	to	12.08
	12/31/2005	30,008,223	1.11	to	1.28	33,700,798	0.44	1.55	to	2.00	8.50	to	8.02
	12/31/2004	31,441,901	1.02	to	1.18	32,449,201	0.36	1.55	to	2.00	9.18	to	8.70
Transamerica Capital Guardian U.S. Equity VP
	12/31/2008	18,897,471	0.67	to	0.73	13,276,924	2.45	1.55	to	2.00	(41.28)	to	(41.54)
	12/31/2007	23,317,116	1.15	to	1.25	27,985,809	0.69	1.55	to	2.00	(1.69)	to	(2.12)
	12/31/2006	29,596,311	1.17	to	1.28	36,304,890	0.53	1.55	to	2.00	8.43	to	7.95
	12/31/2005	34,664,042	1.08	to	1.18	39,216,283	0.54	1.55	to	2.00	4.69	to	4.23
	12/31/2004	39,746,934	1.03	to	1.14	42,996,074	0.28	1.55	to	2.00	8.09	to	7.61
Transamerica Capital Guardian Value VP
	12/31/2008	28,442,059	0.81	to	0.77	23,302,669	6.47	1.55	to	2.00	(40.44)	to	(40.71)
	12/31/2007	36,999,499	1.36	to	1.30	50,955,043	1.05	1.55	to	2.00	(7.72)	to	(8.13)
	12/31/2006	47,615,437	1.48	to	1.41	71,265,468	1.50	1.55	to	2.00	14.72	to	14.22
	12/31/2005	56,912,374	1.29	to	1.24	74,679,684	0.94	1.55	to	2.00	6.07	to	5.60
	12/31/2004	63,295,861	1.21	to	1.17	78,700,727	1.05	1.55	to	2.00	14.92	to	14.41
Transamerica Clarion Global Real Estate Securities VP
	12/31/2008	8,408,771	1.33	to	1.29	10,917,871	6.30	1.55	to	2.00	(43.26)	to	(43.52)
	12/31/2007	11,935,176	2.34	to	2.28	27,402,694	6.24	1.55	to	2.00	(8.14)	to	(8.55)
	12/31/2006	17,862,830	2.54	to	2.49	44,772,714	1.40	1.55	to	2.00	40.11	to	39.49
	12/31/2005	16,502,483	1.82	to	1.79	29,614,504	1.80	1.55	to	2.00	11.75	to	11.26
	12/31/2004	18,171,978	1.62	to	1.61	29,275,337	2.03	1.55	to	2.00	30.83	to	30.25
Transamerica Science & Technology VP
	12/31/2008	4,898,693	0.49	to	0.72	3,039,876	—	1.55	to	2.00	(49.38)	to	(49.61)
	12/31/2007	5,736,761	0.97	to	1.44	6,798,888	—	1.55	to	2.00	30.72	to	30.14
	12/31/2006	5,524,948	0.75	to	1.10	5,099,497	—	1.55	to	2.00	(0.53)	to	(0.97)
	12/31/2005	7,639,228	0.75	to	1.12	7,212,065	0.42	1.55	to	2.00	0.51	to	0.07
	12/31/2004	13,123,139	0.75	to	1.11	12,453,773	—	1.55	to	2.00	6.41	to	5.94
Transamerica Jennison Growth VP
	12/31/2008	5,367,267	0.62	to	0.76	3,003,825	0.10	1.55	to	2.00	(37.97)	to	(38.25)
	12/31/2007	6,634,100	1.00	to	1.23	5,965,977	0.06	1.55	to	2.00	9.80	to	9.32
	12/31/2006	9,598,275	0.91	to	1.13	7,940,588	—	1.55	to	2.00	0.41	to	(0.03)
	12/31/2005	10,160,096	0.91	to	1.13	8,271,104	0.20	1.55	to	2.00	12.06	to	11.56
	12/31/2004	10,528,822	0.81	to	1.01	7,615,097	—	1.55	to	2.00	7.46	to	6.98
Transamerica JPMorgan Enhanced Index VP
	12/31/2008	11,567,877	0.68	to	0.79	7,701,104	5.33	1.55	to	2.00	(38.31)	to	(38.58)
	12/31/2007	15,461,960	1.10	to	1.29	17,073,271	1.17	1.55	to	2.00	2.93	to	2.48
	12/31/2006	16,969,802	1.07	to	1.26	18,168,216	1.07	1.55	to	2.00	13.56	to	13.06
	12/31/2005	20,576,070	0.94	to	1.12	19,380,723	1.27	1.55	to	2.00	1.88	to	1.44
	12/31/2004	29,790,006	0.92	to	1.10	27,624,849	0.77	1.55	to	2.00	9.32	to	8.84

78

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Marsico Growth VP
	12/31/2008	6,890,586	$0.68	to	$0.98	$5,144,168	0.75%	1.55%	to	2.00%	(41.85)%	to	(42.11)%
	12/31/2007	8,250,576	1.16	to	1.70	10,256,303	0.02	1.55	to	2.00	18.56	to	18.03
	12/31/2006	8,546,969	0.98	to	1.44	8,809,195	0.11	1.55	to	2.00	3.76	to	3.30
	12/31/2005	10,880,516	0.95	to	1.39	10,963,016	0.08	1.55	to	2.00	6.93	to	6.46
	12/31/2004	8,666,837	0.88	to	1.31	7,849,273	—	1.55	to	2.00	10.53	to	10.04
Transamerica BlackRock Large Cap Value VP
	12/31/2008	15,701,666	1.05	to	1.03	17,902,877	0.92	1.55	to	2.00	(34.90)	to	(35.19)
	12/31/2007	17,858,524	1.61	to	1.59	31,517,027	0.89	1.55	to	2.00	3.03	to	2.58
	12/31/2006	21,763,733	1.56	to	1.55	37,122,336	0.51	1.55	to	2.00	15.14	to	14.63
	12/31/2005	21,530,417	1.35	to	1.35	32,106,016	0.70	1.55	to	2.00	14.18	to	13.67
	12/31/2004	14,976,760	1.19	to	1.19	20,081,201	1.04	1.55	to	2.00	16.53	to	16.01
Transamerica MFS High Yield VP
	12/31/2008	13,414,744	1.00	to	0.97	12,892,728	9.08	1.55	to	2.00	(26.34)	to	(26.67)
	12/31/2007	16,092,225	1.35	to	1.33	21,037,102	8.91	1.55	to	2.00	0.29	to	(0.15)
	12/31/2006	20,796,555	1.35	to	1.33	27,204,373	9.48	1.55	to	2.00	9.26	to	8.78
	12/31/2005	26,197,778	1.24	to	1.22	31,466,449	8.03	1.55	to	2.00	0.26	to	(0.18)
	12/31/2004	34,897,085	1.23	to	1.22	41,919,802	5.24	1.55	to	2.00	8.09	to	7.61
Transamerica PIMCO Total Return VP
	12/31/2008	50,391,182	1.19	to	0.91	57,739,246	5.84	1.55	to	2.30	(4.28)	to	(4.70)
	12/31/2007	47,121,047	1.24	to	1.21	57,135,124	2.53	1.55	to	2.00	7.28	to	6.80
	12/31/2006	51,339,147	1.16	to	1.13	58,279,404	3.36	1.55	to	2.00	2.62	to	2.17
	12/31/2005	58,201,244	1.13	to	1.11	64,633,227	1.80	1.55	to	2.00	0.77	to	0.33
	12/31/2004	59,977,851	1.12	to	1.10	66,332,601	1.52	1.55	to	2.00	2.90	to	2.44
Transamerica Legg Mason Partners All Cap VP
	12/31/2008	20,090,397	0.75	to	0.80	17,949,468	2.01	1.55	to	2.00	(37.34)	to	(37.62)
	12/31/2007	25,959,952	1.19	to	1.27	37,101,899	1.28	1.55	to	2.00	(0.51)	to	(0.96)
	12/31/2006	34,084,305	1.20	to	1.29	49,261,314	0.98	1.55	to	2.00	16.75	to	16.24
	12/31/2005	40,780,794	1.03	to	1.11	50,778,805	0.60	1.55	to	2.00	2.49	to	2.04
	12/31/2004	48,274,222	1.00	to	1.08	58,694,378	0.22	1.55	to	2.00	7.47	to	6.99
Transamerica Templeton Global VP
	12/31/2008	4,503,874	0.75	to	0.84	2,670,575	1.81	1.55	to	2.00	(44.54)	to	(44.78)
	12/31/2007	6,454,584	1.34	to	1.52	6,898,829	1.53	1.55	to	2.00	13.48	to	12.97
	12/31/2006	7,524,065	1.18	to	1.34	6,821,087	1.34	1.55	to	2.00	16.98	to	16.47
	12/31/2005	8,550,343	1.01	to	1.15	6,851,117	1.04	1.55	to	2.00	5.83	to	5.37
	12/31/2004	8,762,671	0.96	to	1.10	6,410,054	—	1.55	to	2.00	7.18	to	8.22
Transamerica Balanced VP
	12/31/2008	8,425,908	0.98	to	0.73	7,919,325	1.83	1.55	to	2.30	(33.44)	to	(33.73)
	12/31/2007	9,172,830	1.47	to	1.44	13,312,476	1.12	1.55	to	2.00	11.86	to	11.37
	12/31/2006	8,379,289	1.32	to	1.29	10,880,389	0.97	1.55	to	2.00	7.46	to	6.99
	12/31/2005	9,016,104	1.23	to	1.21	10,925,011	1.31	1.55	to	2.00	6.32	to	5.85
	12/31/2004	10,492,376	1.15	to	1.14	11,996,460	1.18	1.55	to	2.00	9.45	to	8.97

79

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Convertible Securities VP
	12/31/2008	7,476,369	$1.02	to	$0.99	$7,430,179	5.99%	1.55%	to	2.00%	(37.84)%	to	(38.12)%
	12/31/2007	8,838,214	1.63	to	1.59	14,198,949	1.91	1.55	to	2.00	16.81	to	16.30
	12/31/2006	9,540,856	1.40	to	1.37	13,162,392	1.74	1.55	to	2.00	9.21	to	8.73
	12/31/2005	8,449,951	1.28	to	1.26	10,709,197	2.11	1.55	to	2.00	2.30	to	1.85
	12/31/2004	9,055,008	1.25	to	1.24	11,252,840	1.86	1.55	to	2.00	11.45	to	10.95
Transamerica Equity VP
	12/31/2008	39,480,791	0.73	to	0.90	29,697,033	0.22	1.55	to	2.00	(46.83)	to	(47.07)
	12/31/2007	47,413,786	1.38	to	1.70	67,321,389	0.02	1.55	to	2.00	14.50	to	13.99
	12/31/2006	62,017,403	1.21	to	1.49	77,263,337	—	1.55	to	2.00	7.06	to	6.59
	12/31/2005	58,834,140	1.13	to	1.40	68,734,810	0.36	1.55	to	2.00	14.76	to	14.26
	12/31/2004	65,824,701	0.98	to	1.23	66,482,679	—	1.55	to	2.00	14.03	to	13.53
Transamerica Growth Opportunities VP
	12/31/2008	9,053,807	1.16	to	0.95	9,566,302	3.42	1.55	to	2.00	(41.81)	to	(42.07)
	12/31/2007	13,528,549	1.99	to	1.64	24,567,441	0.04	1.55	to	2.00	21.20	to	20.66
	12/31/2006	13,829,114	1.64	to	1.36	21,027,281	0.22	1.55	to	2.00	3.50	to	3.05
	12/31/2005	17,341,314	1.59	to	1.32	25,558,284	—	1.55	to	2.00	14.46	to	13.96
	12/31/2004	21,033,341	1.39	to	1.16	27,097,628	—	1.55	to	2.00	14.84	to	14.34
Transamerica Money Market VP
	12/31/2008	90,642,027	1.08	to	1.00	96,630,790	2.26	1.55	to	2.30	0.83	to	0.38
	12/31/2007	47,721,761	1.07	to	1.04	51,115,455	4.93	1.55	to	2.00	3.42	to	2.96
	12/31/2006	42,684,398	1.04	to	1.01	44,375,415	4.65	1.55	to	2.00	3.14	to	2.68
	12/31/2005	39,516,173	1.01	to	0.98	40,028,466	2.86	1.55	to	2.00	1.32	to	0.87
	12/31/2004	37,322,680	0.99	to	0.97	37,655,115	1.01	1.55	to	2.00	(0.54)	to	(0.98)
Transamerica Small/Mid Cap Value VP
	12/31/2008	10,134,682	1.17	to	1.21	17,187,413	1.71	1.55	to	2.00	(41.77)	to	(42.03)
	12/31/2007	12,865,977	2.00	to	2.09	37,562,425	0.89	1.55	to	2.00	22.83	to	22.28
	12/31/2006	16,687,835	1.63	to	1.71	39,817,600	0.86	1.55	to	2.00	16.26	to	15.74
	12/31/2005	21,238,968	1.40	to	1.48	43,559,875	0.41	1.55	to	2.00	11.83	to	11.34
	12/31/2004	24,775,143	1.25	to	1.33	45,603,358	—	1.55	to	2.00	14.57	to	14.06
Transamerica U.S. Government Securities VP
	12/31/2008	34,588,532	1.24	to	1.03	43,021,141	2.00	1.55	to	2.30	6.01	to	5.55
	12/31/2007	22,755,543	1.17	to	1.12	27,076,919	4.36	1.55	to	2.00	4.42	to	3.96
	12/31/2006	26,204,329	1.12	to	1.08	29,970,824	3.52	1.55	to	2.00	1.70	to	1.25
	12/31/2005	31,282,290	1.10	to	1.06	35,518,247	3.84	1.55	to	2.00	0.67	to	0.23
	12/31/2004	37,741,888	1.09	to	1.06	42,774,825	3.37	1.55	to	2.00	1.72	to	1.26
Transamerica U.S. Government Securities-PAM
	12/31/2008	12,013,695	1.15	to	1.03	13,437,154	1.33	1.55	to	1.85	5.77	to	5.56
	12/31/2007	396,411	1.09	to	1.06	420,737	9.58	1.55	to	1.75	4.16	to	3.95
	12/31/2006	—	1.04	to	1.02	—	8.15	1.55	to	1.75	1.49	to	1.29
	12/31/2005	—	1.03	to	1.01	—	—	1.55	to	1.75	0.43	to	0.23
	12/31/2004	—	1.02	to	1.01	—	20.56	1.55	to	1.75	1.33	to	1.13

80

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica T. Rowe Price Equity Income VP
	12/31/2008		30,954,493	$0.91	to	$0.88	$29,580,841	3.84%	1.55%	to	2.00%	(36.95)%	to	(37.23)%
	12/31/2007		39,843,658	1.45	to	1.40	60,589,512	2.23	1.55	to	2.00	1.73	to	1.28
	12/31/2006		49,462,031	1.42	to	1.38	74,337,288	1.98	1.55	to	2.00	17.15	to	16.64
	12/31/2005		62,909,020	1.21	to	1.18	81,111,397	1.95	1.55	to	2.00	2.52	to	2.07
	12/31/2004		68,675,038	1.18	to	1.16	86,579,558	1.41	1.55	to	2.00	13.06	to	12.56
Transamerica T. Rowe Price Growth Stock VP
	12/31/2008		17,367,912	0.71	to	0.79	12,799,390	0.76	1.55	to	2.00	(43.26)	to	(43.51)
	12/31/2007		20,196,300	1.25	to	1.40	26,130,921	0.26	1.55	to	2.00	8.23	to	7.75
	12/31/2006		25,157,098	1.15	to	1.30	30,111,860	0.22	1.55	to	2.00	11.66	to	11.17
	12/31/2005		31,747,426	1.03	to	1.17	34,198,556	0.50	1.55	to	2.00	4.55	to	4.09
	12/31/2004		34,754,382	0.99	to	1.12	35,983,173	0.14	1.55	to	2.00	8.18	to	7.70
Transamerica T. Rowe Price Small Cap VP
	12/31/2008		16,810,166	0.77	to	0.82	12,612,665	1.57	1.55	to	2.00	(37.23)	to	(37.51)
	12/31/2007		21,568,423	1.23	to	1.31	25,961,430	—	1.55	to	2.00	7.93	to	7.45
	12/31/2006		28,381,166	1.14	to	1.21	31,784,903	—	1.55	to	2.00	2.01	to	1.56
	12/31/2005		36,315,266	1.12	to	1.20	39,912,531	—	1.55	to	2.00	8.93	to	8.45
	12/31/2004		40,947,291	1.03	to	1.10	41,444,073	—	1.55	to	2.00	8.68	to	8.20
Transamerica Van Kampen Active International Allocation VP
	12/31/2008		18,534,286	0.95	to	1.12	17,173,868	5.06	1.55	to	2.00	(39.77)	to	(40.04)
	12/31/2007		23,977,265	1.57	to	1.86	37,025,989	2.76	1.55	to	2.00	13.83	to	13.33
	12/31/2006		24,392,213	1.38	to	1.64	32,498,958	0.31	1.55	to	2.00	21.63	to	21.09
	12/31/2005		21,382,468	1.13	to	1.36	23,052,739	3.58	1.55	to	2.00	12.06	to	11.57
	12/31/2004		12,982,478	1.01	to	1.21	11,971,973	2.30	1.55	to	2.00	14.27	to	13.76
Transamerica Van Kampen Large Cap Core VP
	12/31/2008		10,351,994	0.75	to	0.81	7,218,432	3.72	1.55	to	2.00	(42.97)	to	(43.22)
	12/31/2007		12,688,376	1.32	to	1.42	15,579,276	0.91	1.55	to	2.00	7.57	to	7.10
	12/31/2006		16,071,457	1.23	to	1.32	18,402,409	0.93	1.55	to	2.00	8.65	to	8.18
	12/31/2005		19,921,828	1.13	to	1.22	20,968,547	1.32	1.55	to	2.00	7.75	to	7.28
	12/31/2004		24,571,406	1.05	to	1.14	23,850,722	1.66	1.55	to	2.00	11.03	to	10.54
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2008		9,588,179	0.52	to	0.68	5,519,349	2.02	1.55	to	2.00	(47.11)	to	(47.35)
	12/31/2007		12,098,986	0.98	to	1.30	13,300,833	—	1.55	to	2.00	20.65	to	20.12
	12/31/2006		13,215,743	0.81	to	1.08	11,829,028	—	1.55	to	2.00	8.23	to	7.76
	12/31/2005		15,542,823	0.75	to	1.00	13,000,825	0.10	1.55	to	2.00	5.91	to	5.45
	12/31/2004		18,354,470	0.71	to	0.95	14,556,617	—	1.55	to	2.00	5.50	to	5.04
Transamerica Efficient Markets VP
	12/31/2008	(1)	—	1.04	to	1.04	—	—	1.55	to	2.30	3.66	to	3.57
Transamerica Value Balanced VP SC
	12/31/2008	(1)	279,727	0.71	to	0.71	199,760	4.04	1.65	to	2.30	(28.53)	to	(28.83)
Transamerica Index 50 VP SC
	12/31/2008	(1)	302,454	0.81	to	0.82	247,074	—	1.65	to	2.30	(18.30)	to	(18.65)
Transamerica Index 75 VP SC
	12/31/2008(1)		2,111,913	0.72	to	0.72	1,522,068	—	1.65	to	2.30	(27.89)	to	(28.20)
AIM V.I. Basic Value
	12/31/2008		9,196,537	0.59	to	0.58	5,326,470	0.46	1.55	to	2.00	(52.64)	to	(52.85)
	12/31/2007		10,933,264	1.25	to	1.22	13,421,208	0.31	1.55	to	2.00	(0.19)	to	(0.63)
	12/31/2006		13,154,403	1.25	to	1.23	16,234,558	0.11	1.55	to	2.00	11.22	to	10.73
	12/31/2005		17,282,674	1.13	to	1.11	19,230,874	—	1.55	to	2.00	3.82	to	3.37
	12/31/2004		21,489,970	1.09	to	1.07	23,108,577	—	1.55	to	2.00	9.14	to	8.66

81

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Capital Appreciation
	12/31/2008	2,398,956	$0.73	to	$0.71	$1,716,252	—	1.55%	to	2.00%	(43.51	) %	to	(43.76)%
	12/31/2007	2,890,444	1.30	to	1.27	3,679,740	—	1.55	to	2.00	10.02		to	9.53
	12/31/2006	3,873,618	1.18	to	1.16	4,491,741	—	1.55	to	2.00	4.44		to	3.98
	12/31/2005	3,302,504	1.13	to	1.11	3,680,148	—	1.55	to	2.00	6.93		to	6.46
	12/31/2004	4,087,822	1.06	to	1.04	4,274,617	—	1.55	to	2.00	4.71		to	4.24
AllianceBernstein Growth and Income
	12/31/2008	15,621,504	0.72	to	0.78	11,568,039	1.77	1.55	to	2.00	(41.60)		to	(41.86)
	12/31/2007	19,821,819	1.24	to	1.34	25,169,792	1.23	1.55	to	2.00	3.25		to	2.79
	12/31/2006	24,451,453	1.20	to	1.30	30,100,810	1.16	1.55	to	2.00	15.20		to	14.70
	12/31/2005	28,269,692	1.04	to	1.14	30,262,700	1.30	1.55	to	2.00	3.00		to	2.55
	12/31/2004	33,317,093	1.01	to	1.11	34,606,978	0.75	1.55	to	2.00	9.52		to	9.04
AllianceBernstein Large Cap Growth
	12/31/2008	6,897,289	0.55	to	0.72	4,133,134	—	1.55	to	2.00	(40.74)		to	(41.01)
	12/31/2007	9,186,077	0.93	to	1.22	9,325,025	—	1.55	to	2.00	11.87		to	11.37
	12/31/2006	11,059,580	0.83	to	1.10	10,008,115	—	1.55	to	2.00	(2.15)		to	(2.58)
	12/31/2005	12,430,486	0.85	to	1.13	11,499,912	—	1.55	to	2.00	13.10		to	12.60
	12/31/2004	12,945,418	0.75	to	1.00	10,623,496	—	1.55	to	2.00	6.69		to	6.21
AllianceBernstein Balanced Wealth Strategy
	12/31/2008(1)	33,981	1.01	to	1.01	34,415	—	1.85	to	2.50	1.28		to	1.19
Janus Aspen-Mid Cap Growth
	12/31/2008	9,342,076	0.70	to	0.99	4,471,617	0.06	1.55	to	2.00	(44.72)		to	(44.96)
	12/31/2007	11,184,569	1.26	to	1.80	9,299,272	0.68	1.55	to	2.00	19.87		to	19.34
	12/31/2006	11,280,530	1.05	to	1.51	7,926,705	—	1.55	to	2.00	11.58		to	11.09
	12/31/2005	12,829,494	0.94	to	1.36	8,181,292	—	1.55	to	2.00	10.32		to	9.84
	12/31/2004	15,371,130	0.86	to	1.24	9,020,283	—	1.55	to	2.00	18.63		to	18.11
Janus Aspen-Mid Cap Value
	12/31/2008	978,727	1.01	to	0.99	970,936	0.36	1.55	to	1.85	(29.00)		to	(29.14)
	12/31/2007	1,401,044	1.43	to	1.40	1,961,160	4.51	1.55	to	1.75	5.53		to	5.32
	12/31/2006	1,816,485	1.35	to	1.33	2,414,055	0.98	1.55	to	1.75	13.31		to	13.09
	12/31/2005	2,303,801	1.19	to	1.17	2,707,284	0.60	1.55	to	1.75	8.33		to	8.12
	12/31/2004	3,155,352	1.10	to	1.09	3,429,551	3.25	1.55	to	1.75	16.00		to	15.77
Janus Aspen-Worldwide Growth
	12/31/2008	13,174,272	0.54	to	0.67	6,825,814	0.96	1.55	to	2.00	(45.65)		to	(45.90)
	12/31/2007	16,298,783	1.00	to	1.24	14,658,035	0.57	1.55	to	2.00	7.69		to	7.21
	12/31/2006	16,672,539	0.93	to	1.16	13,734,976	1.64	1.55	to	2.00	16.14		to	15.63
	12/31/2005	17,382,556	0.80	to	1.00	12,479,747	1.19	1.55	to	2.00	3.96		to	3.50
	12/31/2004	20,072,374	0.77	to	0.97	13,841,741	0.89	1.55	to	2.00	2.93		to	2.47
MFS New Discovery
	12/31/2008	4,069,393	0.71	to	0.69	2,816,761	—	1.55	to	2.00	(40.45)		to	(40.71)
	12/31/2007	4,829,487	1.19	to	1.16	5,631,448	—	1.55	to	2.00	0.68		to	0.23
	12/31/2006	5,483,718	1.18	to	1.16	6,370,004	—	1.55	to	2.00	11.21		to	10.72
	12/31/2005	6,905,891	1.06	to	1.04	7,234,049	—	1.55	to	2.00	3.43		to	2.98
	12/31/2004	7,884,093	1.03	to	1.01	8,012,274	—	1.55	to	2.00	4.58		to	4.12

82

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS Total Return
	12/31/2008	13,055,752	$1.00	to	$0.97	$12,720,273	2.96%	1.55%	to	2.00%	(23.51)%	to	(23.85)%
	12/31/2007	16,732,796	1.30	to	1.27	21,372,644	2.42	1.55	to	2.00	2.34	to	1.89
	12/31/2006	18,622,238	1.27	to	1.25	23,319,044	2.16	1.55	to	2.00	9.92	to	9.44
	12/31/2005	21,826,259	1.16	to	1.14	24,943,930	1.87	1.55	to	2.00	1.04	to	0.59
	12/31/2004	21,816,560	1.15	to	1.13	24,761,049	1.50	1.55	to	2.00	9.33	to	8.84
Fidelity-VIP Contrafund®
	12/31/2008	33,189,212	0.99	to	0.98	29,630,321	0.72	1.55	to	2.00	(43.57)	to	(43.82)
	12/31/2007	40,278,601	1.75	to	1.75	64,047,323	0.70	1.55	to	2.00	15.50	to	14.99
	12/31/2006	47,674,994	1.52	to	1.52	65,883,388	0.99	1.55	to	2.00	9.74	to	9.25
	12/31/2005	52,494,378	1.38	to	1.40	66,277,029	0.12	1.55	to	2.00	14.87	to	14.37
	12/31/2004	47,229,037	1.20	to	1.22	51,865,691	0.20	1.55	to	2.00	13.40	to	12.90
Fidelity-VIP Equity-Income
	12/31/2008	15,071,112	0.74	to	0.77	11,736,623	2.05	1.55	to	2.00	(43.69)	to	(43.94)
	12/31/2007	19,895,045	1.31	to	1.37	27,581,702	1.47	1.55	to	2.00	(0.28)	to	(0.72)
	12/31/2006	22,848,240	1.31	to	1.38	31,810,817	3.06	1.55	to	2.00	18.10	to	17.58
	12/31/2005	24,560,565	1.11	to	1.17	29,039,927	1.48	1.55	to	2.00	3.96	to	3.51
	12/31/2004	28,361,930	1.07	to	1.13	32,355,661	1.44	1.55	to	2.00	9.53	to	9.05
Fidelity-VIP Growth
	12/31/2008	8,889,501	0.56	to	0.68	5,254,551	0.49	1.55	to	2.00	(48.12)	to	(48.35)
	12/31/2007	12,145,489	1.07	to	1.31	14,100,985	0.39	1.55	to	2.00	24.72	to	24.16
	12/31/2006	11,110,753	0.86	to	1.05	10,162,266	0.18	1.55	to	2.00	4.95	to	4.49
	12/31/2005	13,578,331	0.82	to	1.01	11,859,955	0.29	1.55	to	2.00	3.90	to	3.44
	12/31/2004	16,024,407	0.79	to	0.97	13,660,618	0.14	1.55	to	2.00	1.54	to	1.10
Fidelity-VIP Growth Opportunities
	12/31/2008	854,771	0.56	to	0.43	365,170	0.13	1.55	to	1.75	(55.83)	to	(55.91)
	12/31/2007	942,827	1.26	to	0.97	913,617	—	1.55	to	1.75	21.02	to	20.78
	12/31/2006	1,146,056	1.04	to	0.80	919,472	0.50	1.55	to	1.75	3.52	to	3.31
	12/31/2005	1,393,415	1.00	to	0.78	1,082,058	0.70	1.55	to	1.75	7.02	to	6.81
	12/31/2004	1,786,743	0.94	to	0.73	1,298,996	0.35	1.55	to	1.75	5.25	to	5.05
Fidelity-VIP Mid Cap
	12/31/2008	28,955,061	1.32	to	1.21	36,998,307	0.24	1.55	to	2.00	(40.53)	to	(40.80)
	12/31/2007	37,461,194	2.22	to	2.04	80,696,756	0.49	1.55	to	2.00	13.57	to	13.06
	12/31/2006	45,931,138	1.96	to	1.80	87,432,027	0.19	1.55	to	2.00	10.69	to	10.21
	12/31/2005	57,384,293	1.77	to	1.64	98,811,506	—	1.55	to	2.00	16.22	to	15.71
	12/31/2004	59,256,974	1.52	to	1.41	88,104,181	—	1.55	to	2.00	22.75	to	22.21
Fidelity-VIP Value Strategies
	12/31/2008	11,622,227	0.75	to	0.72	8,470,071	0.49	1.55	to	2.00	(52.03)	to	(52.25)
	12/31/2007	15,280,344	1.55	to	1.52	23,293,289	0.58	1.55	to	2.00	3.82	to	3.36
	12/31/2006	18,372,779	1.50	to	1.47	27,062,608	0.36	1.55	to	2.00	14.24	to	13.74
	12/31/2005	20,561,541	1.31	to	1.29	26,600,838	—	1.55	to	2.00	0.87	to	0.42
	12/31/2004	24,123,640	1.30	to	1.28	31,049,462	—	1.55	to	2.00	12.10	to	11.60
Fidelity VIP Balanced
	12/31/2008(1)	891,854	0.66	to	0.66	592,966	4.29	1.65	to	2.30	(33.51)	to	(33.79)
Franklin Income Securities
	12/31/2008	4,618,240	0.67	to	0.67	3,096,317	5.48	1.55	to	2.00	(30.73)	to	(31.04)
	12/31/2007(1)	2,217,890	0.97	to	0.97	2,145,611	0.18	1.55	to	2.00	(3.06)	to	(3.34)
Mutual Shares Securities
	12/31/2008	2,324,077	0.60	to	0.59	1,380,580	2.94	1.55	to	2.00	(38.07)	to	(38.35)
	12/31/2007(1)	2,292,957	0.96	to	0.96	2,204,930	0.00	1.55	to	2.00	(3.65)	to	(3.94)
Templeton Foreign Securities
	12/31/2008	4,381,951	0.63	to	0.62	2,732,123	2.51	1.55	to	2.00	(41.29)	to	(41.55)
	12/31/2007(1)	2,726,785	1.07	to	1.06	2,906,032	0.02	1.55	to	2.00	6.80	to	6.49
Franklin Templeton VIP Founding Funds Allocation
	12/31/2008(1)	—	0.99	to	0.99	—	—	1.80	to	2.45	(0.99)	to	(1.08)

83

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.00%	May 1, 2002

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2008 Total Return Range
Transamerica Asset Allocation-Conservative VP	-22.76% to -22.39%
Transamerica Asset Allocation-Moderate VP	-27.47% to -27.10%
Transamerica American Century Large Company Value VP	-38.14% to -37.75%
Transamerica MFS International Equity VP	-36.65% to -36.28%
Transamerica Capital Guardian Global VP	-42.11% to -41.81%
Transamerica Capital Guardian Value VP	-40.73% to -40.44%
Transamerica Science & Technology VP	-49.76% to -49.38%
Transamerica Balanced VP	-33.74% to -33.44%
Transamerica Templeton Global VP	-44.78% to -44.54%
Transamerica JPMorgan Enhanced Index VP	-38.60% to -38.31%
Transamerica Marsico Growth VP	-42.15% to -41.85%
Transamerica MFS High Yield VP	-26.75% to -26.34%
Transamerica BlackRock Large Cap Value VP	-35.20% to -34.90%
Transamerica PIMCO Total Return VP	-4.75% to -4.28%
Transamerica Legg Mason Partners All Cap VP	-37.64% to -37.34%
Transamerica Equity VP	-47.11% to -46.83%
Transamerica Growth Opportunities VP	-42.08% to -41.81%
Transamerica T. Rowe Price Equity Income VP	-37.30% to -36.95%
Transamerica Van Kampen Active International Allocation VP	-40.10% to -39.77%
Transamerica Van Kampen Mid-Cap Growth VP	-47.36% to -47.11%
Transamerica Efficient Markets VP	-18.35% to 3.65%
Fidelity-VIP Growth Opportunities	-55.91% to -55.83%
Franklin Templeton VIP Founding Funds Allocation	-1.08% to -0.99%

84

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	2007 Total Return Range
MFS International Equity	6.99% to 7.48%
Capital Guardian Value	-8.16% to -7.72%
BlackRock Large Cap Value	2.54% to 3.03%
Legg Mason All Cap	.98% to -.51%
Transamerica Convertible Securities	16.24% to 16.81%
Transamerica Growth Opportunities	20.61% to 21.2%
Transamerica U.S. Gov’t Sercurities	3.95% to 4.42%
Transamerica Money Market	2.96% to 3.42%
T. Rowe Price Equity Income	1.28% to 1.73%
T. Rowe Price Growth Stock	7.71% to 8.23%
T. Rowe Price Small Cap	7.38% to 7.93%
Van Kampen Active International Allocation	13.28% to 13.83%

Subaccount	2006 Total Return Range
Asset Allocation-Conservative	7.27% to 7.78%
Asset Allocation-Growth	13.30% to 13.86%
Asset Allocation-Moderate Growth	11.59% to 12.10%
Capital Guardian Global	12.04% to 12.58%
Capital Guardian Value	14.21% to 14.72%
Clarion Global Real Estate Securities	39.48% to 40.11%
Jennison Growth	-0.14% to 0.41%
J.P. Morgan Enhanced Index	12.99% to 13.56%
BlackRock Large Cap Value	14.62% to 15.14%
MFS High Yield	8.72% to 9.26%
PIMCO Total Return	2.12% to 2.62%
Templeton Transamerica Global	16.42% to 16.98%
Transamerica Balanced	6.87% to 7.46%
Transamerica Equity	6.52% to 7.06%
Transamerica Money Market	2.68% to 3.14%
Van Kampen Active International Allocation	21.07% to 21.63%
Van Kampen Large Cap Core	8.17% to 8.65%
Van Kampen Mid-Cap Growth	7.71% to 8.23%

Subaccount	2005 Total Return Range
Transamerica Asset Allocation-Growth VP	10.00% to 10.53%
Transamerica Asset Allocation-Moderate VP	5.29% to 5.81%
Transamerica American Century Large Company Value VP	2.05% to 2.56%
Transamerica MFS International Equity VP	10.49% to 11.15%
Transamerica Capital Guardian Global VP	8.01% to 8.50%
Transamerica Clarion Global Real Estate Securities VP	11.24% to 11.75%
Transamerica JPMorgan Enhanced Index VP	1.43% to 1.88%
Transamerica Marsico Growth VP	6.36% to 6.93%
Transamerica MFS High Yield VP	-0.24% to 0.26%
Transamerica PIMCO Total Return VP	0.28% to 0.77%
Transamerica Legg Mason Partners All Cap VP	2.03% to 2.49%
Transamerica Convertible Securities VP	1.77% to 2.30%
Transamerica Growth Opportunities VP	13.94% to 14.46%
Transamerica T. Rowe Price Equity Income VP	2.03% to 2.52%
Transamerica T. Rowe Price Growth Stock VP	4.08% to 4.55%
Transamerica Van Kampen Large Cap Core VP	7.25% to 7.75%

85

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	2004 Total Return Range
Transamerica Asset Allocation-Moderate Growth VP	11.21% to 11.81%
Transamerica American Century Large Company Value VP	11.66% to 12.17%
Transamerica Capital Guardian Global VP	8.69% to 9.18%
Transamerica Capital Guardian Value VP	14.38% to 14.92%
Transamerica Clarion Global Real Estate Securities VP	30.21% to 30.83%
Transamerica Science & Technology VP	5.70% to 6.41%
Transamerica Balanced VP	8.96% to 9.45%
Transamerica Templeton Global VP	-4.34% to 9.60%
Transamerica JPMorgan Enhanced Index VP	8.80% to 9.32%
Transamerica BlackRock Large Cap Value VP	15.96% to 16.53%
Transamerica PIMCO Total Return VP	2.42% to 2.90%
Transamerica U.S. Government Securities VP	1.13% to 1.72%
Transamerica T. Rowe Price Growth Stock VP	7.67% to 8.18%
Transamerica Van Kampen Active International Allocation VP	13.72% to 14.27%

86

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner’s account. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.40% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

87

Transamerica Life Insurance Company Separate

Account VA C—Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2008

8. Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

88

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits (a) Financial Statements All required financial statements are included in Part B of this Registration Statement. (b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 4

(2)			Not Applicable

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 5

	(a)	(1)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 18.

	(a)	(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement Note 30.

	(a)	(3)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 36.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5

	(b)	(1)	Form of Broker/Dealer Supervision and Sales Agreement (TCI). Note 33.

(4)	(a)		Form of Group Master Policy and Optional Riders for the Endeavor Generations Plus Variable Annuity. Note 4

	(b)		Form of Group Certificate for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)		Form of Individual Policy for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)	(1)	Form of Policy for the Separate Account VA C. Note 12

	(c)	(2)	Form of Policy Rider (Additional Death Distribution). Note 12

	(c)	(3)	Form of Policy Endorsement (Initial Payment Guarantee). Note 12

	(c)	(4)	Form of Policy Rider (Managed Annuity Program), Note 14

	(c)	(5)	Form of Policy for Separate Account VA C. Note 20

	(c)	(6)	Form of Policy Rider (MAP II). Note 19

	(d)		Form of Policy Rider (GPS) Note 25.

	(e)		Form of Policy Rider (5 for Life) Note 25.

	(f)		Form of Policy Rider (ADD+) Note 25.

	(g)		Form of Rider (5 for Life with Growth - without Death Benefit) Note 28.

	(h)		Form of Rider (5 for Life with Growth - with Death Benefit). Note 28.

	(i)		Form of Rider (Income Select for Life). Note 29.

	(j)		Form of Rider (Double Enhanced). Note 32.

	(k)		Form of Rider (Annual Step-Up). Note 31.

	(l)		Form of Rider (Retirement Income Choice). Note 32.

	(m)		Form of Endorsement (Fund Facilitation Fee). Note 35.

	(n)		Form of Policy Rider (Retirement Income Choice - Double Withdrawal Base Benefit). Note 35.

	(o)		Form of Policy Rider (Retirement Income Choice 1.2). Note 38

(5)	(a)		Form of Group Master Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(b)		Form of Group Certificate Enrollment Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)		Form of Individual Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)	(1)	Form of Individual Application for the Separate Account VA C. Note 12

	(c)	(2)	Form of Individual Application for the Separate Account VA C. Note 20

	(d)		Form of Application. Note 21

	(e)		Form of Application. Note 38.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 1

	(b)		ByLaws of PFL Life Insurance Company. Note 1

(7)			Reinsurance Agreement. Note 24.

	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 38.

	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North America Reassurance Company dated July 1, 1994. Note 38.

	(c)		Reinsurance agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 38.

	(c)	1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 38.

	(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated – May 1, 2007. Note 38.

	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 38.

	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 38.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 2

	(a)	(1)	Amendment No.6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 5

	(a)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 10

	(a)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 18.

	(b)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company, and Addendums thereof. Note 3.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company. AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 5.

	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 10

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 12

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 22.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica) Note 24.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica) Note 25.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 34.

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 36.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 38.

	(c)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 8.

(8)	(c)	(1)	Termination of Participation Agreement (Transamerica). Note 14.

(8)	(c)	(2)	Participation Agreement (Transamerica). Note 14.

(8)	(c)	(3)	Addendum to Participation Agreement (Transamerica). Note 14.

	(d)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 6.

	(d)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

	(d)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 12

	(d)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(d)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(d)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(e)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 7.

	(e)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

	(e)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(e)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(f)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 9

	(f)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10

(8)	(g)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 11

	(g)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 14

	(g)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 36.

(8)	(h)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 15.

	(h)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 18.

(8)	(i)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 16.

	(i)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 17.

	(i)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 18.

(8)	(j)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 27.

(8)	(k)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 38.

	(k)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 36.

(9)	(a)	Opinion and Consent of Counsel. Note 38.

	(a) (b)	Consent of Counsel. Note 38.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 38.

(10)	(b)	Opinion and Consent of Actuary. Note 27.

(11)		Not applicable.

(12)		Not applicable.

(13)		Performance Data Calculations. Note 27.

(14)		Powers of Attorney. Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, M. Craig Fowler, Mark Mullin, Kenneth Kilbane. Note 37.

Note 1.	Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity Initial Filing to Form N-4 Registration Statement (File No. 333-26209) on April 30, 1997.
Note 2.	Incorporated herein by reference to the Endeavor Series Trust Post—Effective Amendment No. 14, Exhibit No. 6 (File No. 33-27352), filed on April 29, 1996.
Note 3.	Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.
Note 4.	Filed with the Initial Filing of Form N-4 Registration Statement (333-83957) on July 29, 1999.
Note 5.	Filed with Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 83957) on December 8, 1999.
Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.
Note 7.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.
Note 8.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-83957) on April 28, 2000
Note 9.	Incorporated by reference to Post-effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 10.	Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-83957) on October 3, 2000.
Note 11.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-83957) on April 27, 2001.
Note 13.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 14.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085 on October 2, 2001.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 18.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-83957) on April 29, 2002
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 20.	Filed with Pre-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 333-83957) on December 30, 2002.
Note 21.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 333-83957) on April 29, 2003
Note 22.	Filed with Post-Effective No. 18 to Form N-4 Registration Statement (File No. 333-83957) on April 29, 2004.
Note 23.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 333-83957) on April 27, 2005.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 27.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 333-83957) on April 27, 2006.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 29.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) filed on July 19, 2006.
Note 30.	Filed with Post-Effective Amendment No. 22 to this Form N-4 Registration Statement (File No. 333-83957) on April 30, 2007.
Note 31.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-131987) filed on February 22, 2006.
Note 32.	Filed with Post-Effective Amendment No. 22 to this Form N-4 Registration Statement (File No. 333-83957) on September 21, 2007.
Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-12581 filed on February 15, 2008.
Note 34.	Filed with Post-Effective Amendment No. 24 to this Form N-4 Registration Statement (File No. 333-83957) on April 30, 2008.
Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 36.	Filed with Post-Effective Amendment 25 to this Form N-4 Registration Statement (File No. 333-83957) on November 6, 2008.
Note 37.	Incorporated herein by Reference to Initial Filing on Form N4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 38.	Filed herewith.

Item 25.    Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

M. Craig Fowler 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Treasurer

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chief Executive Officer

Kenneth Kilbane 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Contract Owners

As of March 31, 2009, there were 16,370 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(6)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$11,193,398	0	0	0

(1)	Fiscal Year 2008

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of April, 2009.

SEPARATE ACCOUNT VA C

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	________, 2009

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	________, 2009

* Eric J. Martin	Vice President and Corporate Controller	________, 2009

* Brenda K. Clancy	Director and President	________, 2009

* M. Craig Fowler	Vice President and Treasurer	________, 2009

* Mark W. Mullin	Chief Executive Officer and Director	________, 2009

* Kenneth Kilbane	Chairman of the Board and Director	________, 2009

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary, and General Counsel	April 29, 2009

*By: Darin D. Smith – Attorney-in-Fact pursuant to powers of attorney filed previously and herewith.

Registration No.333-83957

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA C

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

4(o)	Form of Policy Rider – Retirement Income Choice 1.2

5(e)	Form of Application

7(a)	Reinsurance Agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc.

7(b)	Reinsurance Agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company

7(c)	Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited

7(c)(1)	Reinsurance Agreement Amendment No.1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited

7(d)	Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited

7(e)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD

7(f)	Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company

8(b)(9)	Amendment No. 40 to Participation Agreement (TST)

8(k) 9(a) 9(b) 10(a)	Amended and Restated Participation Agreement (Franklin/Templeton) Opinion and Consent of Counsel Consent of Counsel Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.